UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

YieldMax™ AMD Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ AMD Option Income Strategy ETF Ticker: AMDY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$139	1.23%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax AMD Option Income Strategy ETF
S&P 500® Total Return Index
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$13,014
$11,833
9/18/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/18/2023)
YieldMax™ AMD Option Income Strategy ETF - at NAV	25.62%	16.25%
S&P 500® Total Return Index	38.02%	26.58%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AMDY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying AMD’s positive performance led to the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AMD consistently higher implied volatility throughout the year with some months higher than others. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying AMD performed well, AMDY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund continues to be able to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ AMD Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$121,221
Number of Holdings	11
Total Advisory Fee Paid	$859,191
Annual Portfolio Turnover	37%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	33.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.0
First American Government Obligations Fund - Class X, 4.78%	4.5
Advanced Micro Devices, Inc., Expiration: 11/15/2024; Exercise Price: $165.00	0.4
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $165.00	0.2
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $160.00	0.0*
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $150.00	(0.0)^
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $157.50	-0.5

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AMDY.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ ABNB Option Income Strategy ETF Ticker: ABNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$36	1.06%

The Fund commenced operations on June 24, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax ABNB Option Income Strategy ETF
S&P 500® Total Return Index
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$10,518
$9,281
6/24/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (06/24/2024)
YieldMax™ ABNB Option Income Strategy ETF - at NAV	-7.19%
S&P 500® Total Return Index	5.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/ABNY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ABNY saw implied volatility differ across the months it has been live. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$16,743
Number of Holdings	13
Total Advisory Fee Paid	$32,776
Portfolio Turnover	46%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.9
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.0
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	16.7
Airbnb, Inc., Expiration: 12/20/2024; Exercise Price: $130.00	8.9
First American Government Obligations Fund - Class X, 4.78%	3.4
Airbnb, Inc., Expiration: 11/01/2024; Exercise Price: $141.00	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $155.00	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $152.50	0.0*
Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $142.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no material changes during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/ABNY.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ AI Option Income Strategy ETF Ticker: AIYY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$131	1.67%

The Fund commenced operations on November 27, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax AI Option Income Strategy ETF
S&P 500® Total Return Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$12,701
$6,938
11/27/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (11/27/2023)
YieldMax™ AI Option Income Strategy ETF - at NAV	-30.62%
S&P 500® Total Return Index	27.01%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AIYY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the negative performance of its underlying AI during the reporting period. Due to consistently higher implied volatility, it was still paying out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AI saw consistently higher volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund continues to be able to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$34,272
Number of Holdings	11
Total Advisory Fee Paid	$244,540
Portfolio Turnover	4%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.9
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.9
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.8
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	19.9
C3.ai, Inc., Expiration: 11/15/2024; Exercise Price: $25.00	4.4
First American Government Obligations Fund - Class X, 4.78%	1.0
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $30.00	0.2
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $29.00	0.0*
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $26.00	-0.1
C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $27.50	-0.8

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AIYY.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ AMZN Option Income Strategy ETF Ticker: AMZY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$136	1.17%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ AMZN Option Income Strategy ETF
S&P 500® Total Return Index
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$14,303
$12,761
7/24/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/24/2023)
YieldMax™ AMZN Option Income Strategy ETF - at NAV	32.51%	32.52%
S&P 500® Total Return Index	38.02%	21.14%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AMZY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AMZN implied volatility vary.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying AMZN performed well, AMZY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$178,930
Number of Holdings	9
Total Advisory Fee Paid	$995,743
Annual Portfolio Turnover	27%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	28.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	16.5
Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.00	5.0
First American Government Obligations Fund - Class X, 4.78%	0.6
Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $207.50	0.3
Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $195.00	-1.5
Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.01	-4.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/AMZY.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ AAPL Option Income Strategy ETF Ticker: APLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$117	1.06%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ AAPL Option Income Strategy ETF
S&P 500® Total Return Index
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$14,059
$12,342
4/17/2023
5/31/2023
7/31/2023
9/30/2023
11/30/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (04/17/2023)
YieldMax™ AAPL Option Income Strategy ETF - at NAV	21.14%	14.65%
S&P 500® Total Return Index	38.02%	24.76%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/APLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying AAPL saw consistent implied volatility levels throughout the past year which led to more consistent dividend payouts. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. The Fund’s performance was positive over the year due to the underlying AAPL movement higher plus the additional time premiums captured.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$92,464
Number of Holdings	9
Total Advisory Fee Paid	$657,628
Annual Portfolio Turnover	20%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	31.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	19.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	19.1
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.00	4.5
First American Government Obligations Fund - Class X, 4.78%	1.0
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $245.00	0.1
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $237.50	-0.2
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.01	-3.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/APLY.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ BABA Option Income Strategy ETF Ticker: BABO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$27	1.07%

The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ BABA Option Income Strategy ETF
S&P 500® Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$11,500
$11,008
8/7/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (08/07/2024)
YieldMax™ BABA Option Income Strategy ETF - at NAV	15.00%
S&P 500® Total Return Index	10.08%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/BABO for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying BABA high implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$21,016
Number of Holdings	11
Total Advisory Fee Paid	$23,702
Portfolio Turnover	16%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	23.5
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.1
First American Government Obligations Fund - Class X, 4.78%	0.9
Alibaba Group Holding Ltd., Expiration: 11/15/2024; Exercise Price: $110.00	0.9
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $103.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $100.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/08/2024; Exercise Price: $103.00	(0.0)*
Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $101.00	-0.1

*	Less than -0.05% of net assets.

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/BABO.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ COIN Option Income Strategy ETF Ticker: CONY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$160	1.22%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ COIN Option Income Strategy ETF
S&P 500® Total Return Index
$24,000
$22,800
$21,600
$20,400
$19,200
$18,000
$16,800
$15,600
$14,400
$13,200
$12,000
$10,800
$9,600
$8,400
$16,998
$12,934
8/14/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/14/2023)
YieldMax™ COIN Option Income Strategy ETF - at NAV	62.36%	54.82%
S&P 500® Total Return Index	38.02%	23.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/CONY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying COIN saw consistently higher implied volatility with some periods higher than others. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. CONY was able to capture a portion of the upside moves in COIN. As the underlying COIN saw drawdowns mixed in, especially towards the end of the reporting period, CONY also had uneven returns where the additional premiums sold augmented the total return.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$655,235
Number of Holdings	16
Total Advisory Fee Paid	$4,383,746
Annual Portfolio Turnover	27%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	30.6
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	30.6
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	31.2
Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.00	1.9
First American Government Obligations Fund - Class X, 4.78%	0.6
Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $190.00	0.3
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $220.00	0.2
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $235.00	0.1
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $232.50	0.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/CONY.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Short TSLA Option Income Strategy ETF Ticker: CRSH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$51	1.13%

The Fund commenced operations on May 1, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Short TSLA Option Income Strategy ETF
S&P 500® Total Return Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$11,447
$7,912
5/1/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (05/01/2024)
YieldMax™ Short TSLA Option Income Strategy ETF - at NAV	-20.88%
S&P 500® Total Return Index	14.47%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/CRSH for more recent performance information.

How did the Fund perform last year and what affected its performance?

CRSH is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying TSLA security while selling covered puts and/or covered put spreads. The Fund benefits when TSLA share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated negative total returns while paying out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that CRSH was not live during the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

Inverse funds provide a unique offering looking to give investors the ability to generate high income while participating in the downside of the underlying.

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the downside movements in the underlying stock.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$23,084
Number of Holdings	14
Total Advisory Fee Paid	$50,016
Portfolio Turnover	64%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	19.5
First American Government Obligations Fund - Class X, 4.78%	9.2
Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $220.00	2.6
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $225.00	0.1
Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $247.50	0.1
Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $235.00	0.0*
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $245.00	-0.4

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/CRSH.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Short NVDA Option Income Strategy ETF Ticker: DIPS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$25	0.99%

The Fund commenced operations on July 23, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Short NVDA Option Income Strategy ETF
S&P 500® Total Return Index
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$10,306
$8,417
7/23/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (07/23/2024)
YieldMax™ Short NVDA Option Income Strategy ETF - at NAV	-15.83%
S&P 500® Total Return Index	3.06%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/DIPS for more recent performance information.

How did the Fund perform last year and what affected its performance?

DIPS is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying NVDA security while selling covered puts and/or covered put spreads. The Fund benefits when NVDA’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated negative total returns primarily due to its underlying NVDA moving higher. At the same time, it paid out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF.The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$10,621
Number of Holdings	10
Total Advisory Fee Paid	$17,335
Portfolio Turnover	18%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.7
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.7
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.7
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.6
First American Government Obligations Fund - Class X, 4.78%	1.9
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $120.00	0.6
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.00	0.3
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $160.00	0.2
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $128.00	-1.8
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.02	-18.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/DIPS.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ DIS Option Income Strategy ETF Ticker: DISO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$139	1.31%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ DIS Option Income ETF
S&P 500® Total Return Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$13,261
$11,181
8/24/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/24/2023)
YieldMax™ DIS Option Income Strategy ETF - at NAV	10.47%	9.87%
S&P 500® Total Return Index	38.02%	26.86%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/DISO for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying DIS uneven implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying DIS performed well later in the period, DISO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$22,529
Number of Holdings	10
Total Advisory Fee Paid	$137,608
Annual Portfolio Turnover	20%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	30.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	17.7
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	17.7
Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.00	9.1
First American Government Obligations Fund - Class X, 4.78%	4.9
Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $99.00	0.0*
Walt Disney Co., Expiration: 11/08/2024; Exercise Price: $99.00	(0.0)^
Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $97.00	-0.3
Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.01	-2.6

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/DISO.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ META Option Income Strategy ETF Ticker: FBY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$138	1.06%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ META Option Income Strategy ETF
S&P 500® Total Return Index
$16,800
$16,000
$15,200
$14,400
$13,600
$12,800
$12,000
$11,200
$10,400
$9,600
$8,800
$16,337
$12,808
7/27/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/27/2023)
YieldMax™ META Option Income Strategy ETF - at NAV	59.90%	47.50%
S&P 500® Total Return Index	38.02%	21.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/FBY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying FBY saw an implied volatility that picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying META performed very well, FBY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$128,445
Number of Holdings	10
Total Advisory Fee Paid	$615,382
Annual Portfolio Turnover	16%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.9
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.1
First American Government Obligations Fund - Class X, 4.78%	2.2
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.00	6.3
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $645.00	0.1
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $592.50	-0.1
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $600.00	-0.5
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.01	-3.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/FBY.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Short COIN Option Income Strategy ETF Ticker: FIAT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$33	1.00%

The Fund commenced operations on July 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Short COIN Option Income Strategy ETF
S&P 500® Total Return Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$10,961
$10,271
7/9/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (07/09/2024)
YieldMax™ Short COIN Option Income Strategy ETF - at NAV	9.61%
S&P 500® Total Return Index	2.71%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/FIAT for more recent performance information.

How did the Fund perform last year and what affected its performance?

FIAT is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying COIN security while selling covered puts and/or covered put spreads. The Fund benefits when COIN’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. It is worth noting that the Fund was not live for the entire reporting period.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF.The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying COIN saw a higher implied volatility in its limited history. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$40,037
Number of Holdings	11
Total Advisory Fee Paid	$50,774
Portfolio Turnover	38%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.3
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.1
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $215.50	19.7
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $172.50	0.7
Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $330.00	0.5
First American Government Obligations Fund - Class X, 4.78%	0.3
Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $187.50	-0.4
Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.02	-1.8

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/FIAT.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Gold Miners Option Income Strategy ETF Ticker: GDXY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$49	1.08%

The Fund commenced operations on May 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Gold Miners Option Income Strategy ETF
S&P 500® Total Return Index
$11,000
$10,500
$10,000
$9,500
$9,000
$10,810
$9,934
5/20/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (05/20/2024)
YieldMax™ Gold Miners Option Income Strategy ETF - at NAV	-0.66%
S&P 500® Total Return Index	8.10%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/GDXY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out high monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The underlying GDX also had relatively flat performance since inception. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying GDX saw a generally lower implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$31,417
Number of Holdings	9
Total Advisory Fee Paid	$86,898
Portfolio Turnover	14%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	23.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	23.0
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.9
Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.00	3.7
First American Government Obligations Fund - Class X, 4.78%	1.0
Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $42.50	0.9
Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $41.00	-2.0
Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.01	-2.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/GDXY.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ GOOGL Option Income Strategy ETF Ticker: GOOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$126	1.20%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ GOOGL Option Income Strategy ETF
S&P 500® Total Return Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,808
$10,597
7/27/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (07/27/2023)
YieldMax™ GOOGL Option Income Strategy ETF - at NAV	9.81%	4.69%
S&P 500® Total Return Index	38.02%	21.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/GOOY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying GOOGL saw even implied volatility levels with some months moving higher. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying GOOGL performed was positive, GOOY was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$70,952
Number of Holdings	9
Total Advisory Fee Paid	$389,925
Annual Portfolio Turnover	359%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.0
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.6
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	24.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	16.9
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.00	6.9
First American Government Obligations Fund - Class X, 4.78%	4.0
Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $195.00	0.1
Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $185.00	-0.1
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.01	-2.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/GOOY.

YieldMax™ JPM Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ JPM Option Income Strategy ETF Ticker: JPMO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$131	1.18%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ JPM Option Income Strategy ETF
S&P 500® Total Return Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,921
$11,675
9/11/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/11/2023)
YieldMax™ JPM Option Income Strategy ETF - at NAV	22.35%	14.60%
S&P 500® Total Return Index	38.02%	25.28%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/JPMO for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying JPM saw implied volatility vary with some higher spikes but more muted within the financial sector. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying JPM performed was positive, JPMO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ JPM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$26,428
Number of Holdings	9
Total Advisory Fee Paid	$148,388
Annual Portfolio Turnover	11%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	25.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.8
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.6
First American Government Obligations Fund - Class X, 4.78%	1.5
JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.00	3.3
JPMorgan Chase & Co., Expiration: 11/08/2024; Exercise Price: $230.00	(0.0)*
JPMorgan Chase & Co., Expiration: 11/01/2024; Exercise Price: $225.00	-0.1
JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.01	-4.0

*	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/JPMO.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ MRNA Option Income Strategy ETF Ticker: MRNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$103	1.26%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MRNA Option Income Strategy ETF
S&P 500® Total Return Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$13,729
$6,121
10/23/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (10/23/2023)
YieldMax™ MRNA Option Income Strategy ETF - at NAV	-36.73%	-38.14%
S&P 500® Total Return Index	38.02%	36.36%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MRNY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the negative performance of its underlying asset MRNA. It still paid out substantial monthly dividends due to capturing higher volatility. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MRNA saw higher implied volatility that was consistent throughout the reporting period. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$28,841
Number of Holdings	11
Total Advisory Fee Paid	$199,582
Annual Portfolio Turnover	27%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.0
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	22.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	17.0
Moderna, Inc., Expiration: 11/15/2024; Exercise Price: $54.00	9.1
First American Government Obligations Fund - Class X, 4.78%	4.1
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $59.00	0.0*
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $60.00	0.0*
Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $55.00	-0.7
Moderna, Inc., Expiration: 11/08/2024; Exercise Price: $61.00	-0.1

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MRNY.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ MSFT Option Income Strategy ETF Ticker: MSFO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$117	1.07%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MSFT Option Income Strategy ETF
S&P 500® Total Return Index
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$13,261
$12,839
8/24/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/24/2023)
YieldMax™ MSFT Option Income Strategy ETF - at NAV	18.73%	23.45%
S&P 500® Total Return Index	38.02%	26.86%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MSFO for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSFT saw implied volatility start off higher before settling down later. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying MSFT performed well, MSFO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$80,849
Number of Holdings	11
Total Advisory Fee Paid	$498,418
Annual Portfolio Turnover	21%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	27.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	20.9
First American Government Obligations Fund - Class X, 4.78%	0.9
Microsoft Corp., Expiration: 11/15/2024; Exercise Price: $430.00	0.4
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $437.50	0.1
Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $465.00	0.0*
Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $452.50	0.0*
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $422.50	-0.3

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MSFO.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ MSTR Option Income Strategy ETF Ticker: MSTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$133	0.99%

The Fund commenced operations on February 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ MSTR Option Income Strategy ETF
S&P 500® Total Return Index
$30,400
$28,800
$27,200
$25,600
$24,000
$22,400
$20,800
$19,200
$17,600
$16,000
$14,400
$12,800
$11,200
$9,600
$28,830
$11,559
2/21/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (02/21/2024)
YieldMax™ MSTR Option Income Strategy ETF - at NAV	188.30%
S&P 500® Total Return Index	15.59%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MSTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated high positive total returns while paying out substantial monthly dividends. The underlying MSTR’s positive performance led to the Fund’s ability to capture a portion of the upside.At the same time, the high implied volatility led to significant option premiums available for sale. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying MSTY saw large, implied volatility consistently throughout the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$813,067
Number of Holdings	9
Total Advisory Fee Paid	$2,012,519
Portfolio Turnover	0%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.00	7.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	1.1
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $290.00	0.0*
First American Government Obligations Fund - Class X, 4.78%	0.0*
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $295.00	0.0*
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $250.00	(0.0)^
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $260.00	-0.2
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $255.00	-0.4
MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.01	-11.0

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/MSTY.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ NFLX Option Income Strategy ETF Ticker: NFLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$138	1.05%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ NFLX Option Income Strategy ETF
S&P 500® Total Return Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$15,363
$12,858
8/7/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/07/2023)
YieldMax™ NFLX Option Income Strategy ETF - at NAV	63.43%	41.66%
S&P 500® Total Return Index	38.02%	22.62%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/NFLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying NFLX implied volatility started out strong over the year, settled back lower, then moved back up towards the end of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying NFLX performed exceptionally well, NFLY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$51,465
Number of Holdings	8
Total Advisory Fee Paid	$387,804
Annual Portfolio Turnover	51%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	32.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	23.9
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	20.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	20.5
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.00	4.6
First American Government Obligations Fund - Class X, 4.78%	0.9
Netflix, Inc., Expiration: 11/01/2024; Exercise Price: $770.00	-0.1
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.01	-3.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/NFLY.

YieldMax™ NVDA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ NVDA Option Income Strategy ETF Ticker: NVDY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$219	1.27%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ NVDA Option Income Strategy ETF
S&P 500® Total Return Index
$30,600
$28,800
$27,000
$25,200
$23,400
$21,600
$19,800
$18,000
$16,200
$14,400
$12,600
$10,800
$9,000
$29,823
$14,097
5/10/2023
6/30/2023
8/31/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (05/10/2023)
YieldMax™ NVDA Option Income Strategy ETF - at NAV	144.70%	109.58%
S&P 500® Total Return Index	38.02%	26.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/NVDY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated very high positive total returns while paying out substantial monthly dividends riding the upward momentum of the underlying NVDA.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying NVDA saw its implied volatility consistently on the higher end of other S&P 500® stocks. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying NVDA performed exceptionally well, NVDY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ NVDA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$1,244,788
Number of Holdings	11
Total Advisory Fee Paid	$5,370,370
Annual Portfolio Turnover	23%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	27.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.4
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	11.4
NVIDIA Corp., Expiration: 12/20/2024; Exercise Price: $130.00	10.0
First American Government Obligations Fund - Class X, 4.78%	1.5
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $147.00	0.4
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $149.00	0.0*
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $139.00	-0.1
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $140.00	-1.2

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/NVDY.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Innovation Option Income Strategy ETF Ticker: OARK (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$110	1.00%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Innovation Option Income Strategy ETF
S&P 500® Total Return Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$14,679
$10,422
11/22/2022
12/31/2022
2/28/2023
4/30/2023
6/30/2023
8/31/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/22/2022)
YieldMax™ Innovation Option Income Strategy ETF - at NAV	20.85%	2.15%
S&P 500® Total Return Index	38.02%	21.88%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/OARK for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ARKK saw a reduction in implied volatility but picked up in the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$54,444
Number of Holdings	9
Total Advisory Fee Paid	$660,200
Annual Portfolio Turnover	64%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	22.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	22.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	22.3
ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.00	6.9
First American Government Obligations Fund - Class X, 4.78%	2.8
ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $53.00	0.1
ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $50.00	-0.4
ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.01	-4.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/OARK.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ PLTR Option Income Strategy ETF Ticker: PLTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$10	1.44%

The Fund commenced operations on October 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ PLTR Option Income Strategy ETF
S&P 500® Total Return Index
$10,500
$10,000
$9,500
$10,022
$9,857
10/7/24
10/31/24

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (10/07/2024)
YieldMax™ PLTR Option Income Strategy ETF - at NAV	-1.43%
S&P 500® Total Return Index	0.22%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/PLTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. The positive movement in its underlying PLTR allowed it to capture some upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying PLTR saw higher implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$6,161
Number of Holdings	9
Total Advisory Fee Paid	$2,343
Portfolio Turnover	0%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	18.1
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	18.1
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	18.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	18.0
Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.00	13.4
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $47.00	2.5
First American Government Obligations Fund - Class X, 4.78%	0.8
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $43.50	-4.9
Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.01	-6.3

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/PLTY.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ PYPL Option Income Strategy ETF Ticker: PYPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$187	1.45%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ PYPL Option Income Strategy ETF
S&P 500® Total Return Index
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$14,250
$13,361
9/25/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (09/25/2023)
YieldMax™ PYPL Option Income Strategy ETF - at NAV	58.02%	38.04%
S&P 500® Total Return Index	38.02%	30.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/PYPY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying PYPL’s positive performance positively impacted the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. In general, during the reporting period, the underlying PYPL had consistently higher implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$45,200
Number of Holdings	10
Total Advisory Fee Paid	$174,754
Annual Portfolio Turnover	344%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	27.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.6
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.7
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	9.6
PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.00	7.9
First American Government Obligations Fund - Class X, 4.78%	5.3
PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $83.00	0.8
PayPal Holdings, Inc., Expiration: 11/01/2024; Exercise Price: $91.00	0.0*
PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $80.00	-1.9
PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.01	-2.3

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/PYPY.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ SMCI Option Income Strategy ETF Ticker: SMCY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$12	0.99%

The Fund commenced operations on September 11, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ SMCI Option Income Strategy ETF
S&P 500® Total Return Index
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$10,288
$7,325
9/11/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (09/11/2024)
YieldMax™ SMCI Option Income Strategy ETF - at NAV	-26.75%
S&P 500® Total Return Index	2.88%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SMCY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the poor performance of the underlying SMCI. It did pay out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period so there is limited history. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SMCI saw a high implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$11,596
Number of Holdings	11
Total Advisory Fee Paid	$6,707
Portfolio Turnover	0%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	50.8
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	19.5
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	19.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	19.4
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	19.4
Super Micro Computer, Inc., Expiration: 11/08/2024; Exercise Price: $33.00	6.0
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $58.00	0.0*
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $57.50	0.0*
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $38.00	(0.0)^
Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $50.00	-0.1

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SMCY.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ SNOW Option Income Strategy ETF Ticker: SNOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$41	1.04%

The Fund commenced operations on June 10, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ SNOW Option Income Strategy ETF
S&P 500® Total Return Index
$11,000
$10,500
$10,000
$9,500
$10,695
$9,833
6/10/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (06/10/2024)
YieldMax™ SNOW Option Income Strategy ETF - at NAV	-1.67%
S&P 500® Total Return Index	6.95%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SNOY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated flat total returns while paying out high monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SNOW saw generally higher implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$18,756
Number of Holdings	14
Total Advisory Fee Paid	$48,315
Portfolio Turnover	2%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.7
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	21.5
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.7
First American Government Obligations Fund - Class X, 4.78%	8.9
Snowflake, Inc., Expiration: 12/20/2024; Exercise Price: $125.00	5.9
Snowflake, Inc., Expiration: 11/08/2024; Exercise Price: $123.00	0.1
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $124.00	0.1
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $122.00	0.0*
Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $123.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SNOY.

YieldMax™ SQ Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ SQ Option Income Strategy ETF Ticker: SQY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SQ Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SQY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SQ Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SQ Option Income Strategy ETF	$197	1.43%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ SQ Option Income Strategy ETF
S&P 500® Total Return Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$15,545
$13,288
10/10/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (10/10/2023)
YieldMax™ SQ Option Income Strategy ETF - at NAV	75.00%	51.76%
S&P 500® Total Return Index	38.02%	30.84%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SQY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends. The underlying SQ’s positive performance positively impacted the Fund’s ability to capture a portion of the upside. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying SQ saw generally higher implied volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying SQ performed well, SQY was able to capture a nice portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ SQ Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$50,274
Number of Holdings	10
Total Advisory Fee Paid	$306,130
Annual Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.6
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.9
Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.00	14.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	9.7
First American Government Obligations Fund - Class X, 4.78%	1.5
Block, Inc., Expiration: 11/01/2024; Exercise Price: $80.00	0.0*
Block, Inc., Expiration: 11/01/2024; Exercise Price: $78.00	0.0*
Block, Inc., Expiration: 11/01/2024; Exercise Price: $74.00	-0.3
Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.01	-3.8

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/SQY.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ TSLA Option Income Strategy ETF Ticker: TSLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$109	1.04%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ TSLA Option Income Strategy ETF
S&P 500® Total Return Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$14,679
$10,127
11/22/2022
12/31/2022
2/28/2023
4/30/2023
6/30/2023
8/31/2023
10/31/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/22/2022)
YieldMax™ TSLA Option Income Strategy ETF - at NAV	9.21%	0.65%
S&P 500® Total Return Index	38.02%	21.88%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/TSLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated total returns that were flat while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSLA saw a lull in implied volatility but picked up the later portion of the year. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$826,581
Number of Holdings	11
Total Advisory Fee Paid	$7,356,788
Annual Portfolio Turnover	51%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	27.4
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	26.5
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.5
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	26.1
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $255.00	3.7
First American Government Obligations Fund - Class X, 4.78%	2.1
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $275.00	0.7
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.00	0.2
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.01	-0.1
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $260.00	-2.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective February 26, 2024, the Fund executed a 1:2 reverse stock split of their issued and outstanding shares.

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no material changes during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/TSLY.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ TSM Option Income Strategy ETF Ticker: TSMY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$20	0.99%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ TSM Option Income Strategy ETF
S&P 500® Total Return Index
$11,000
$10,500
$10,000
$9,500
$10,526
$10,217
8/20/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (08/20/2024)
YieldMax™ TSM Option Income Strategy ETF - at NAV	5.26%
S&P 500® Total Return Index	2.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/TSMY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying TSM saw somewhat higher implied volatility, although mixed during its tenure. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$23,232
Number of Holdings	13
Total Advisory Fee Paid	$10,625
Portfolio Turnover	7%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	22.1
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	17.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	17.2
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	17.1
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	17.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/15/2024; Exercise Price: $185.00	5.5
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $207.50	0.4
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $205.00	0.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $210.00	0.1
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $200.00	-0.2

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/TSMY.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Ultra Option Income Strategy ETF Ticker: ULTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$81	1.25%

The Fund commenced operations on February 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Ultra Option Income Strategy ETF
S&P 500® Total Return Index
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$11,356
$9,237
2/28/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (02/28/2024)
YieldMax™ Ultra Option Income Strategy ETF - at NAV	-7.63%
S&P 500® Total Return Index	13.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/ULTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly negative total returns while paying out substantial monthly dividends. Since ULTY looks to develop a portfolio of 15-30 underlying stocks with covered calls and/or covered spreads, the volatility of the underlying securities will impact the performance of the Fund where negative moves in the underlying will filter through to the Fund. Since the underlying securities are selected based on a screen for high implied volatility, a significant opportunity to sell higher extrinsic premiums exists to filter through to investors as distributions. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture. It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

The implied volatility of the underlying securities plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying issues saw high implied volatility on a consistent basis due to the selection criteria. Often the Fund may include positions that have impending earnings announcements and may be volatile in their price movements as well as having high implied volatility around those earnings announcements leading to outsized option premiums. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads.

All while having the ability to capture a portion of the upside moves in the underlying stock.

This Fund can, by screens for high implied volatility, earnings releases, and other factors, find underlying securities where the extrinsic premiums are much higher than average for investors.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$205,431
Number of Holdings	79
Total Advisory Fee Paid	$1,037,770
Portfolio Turnover	717%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	14.5
NVIDIA Corp.	5.4
ProShares UltraPro QQQ	5.4
Direxion Daily Small Cap Bull 3X Shares	5.3
NuScale Power Corp.	4.7
MARA Holdings, Inc.	4.5
Unity Software, Inc.	4.4
Redfin Corp.	4.3
Palantir Technologies, Inc.	4.2
MicroStrategy, Inc.	4.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/ULTY.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ XOM Option Income Strategy ETF Ticker: XOMO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$132	1.25%

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ XOM Option Income Strategy ETF
S&P 500® Total Return Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,850
$10,320
8/30/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (08/30/2023)
YieldMax™ XOM Option Income Strategy ETF - at NAV	11.07%	2.73%
S&P 500® Total Return Index	38.02%	23.90%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/XOMO for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out monthly dividends.Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the underlying security plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying XOM saw implied volatility more measured with small periods of increases. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. As the underlying XOM performed was positive, XOMO was able to capture a portion of that upside.Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements of the underlying stock.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$32,232
Number of Holdings	12
Total Advisory Fee Paid	$193,189
Annual Portfolio Turnover	6%

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	26.4
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.8
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	24.0
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	15.2
First American Government Obligations Fund - Class X, 4.78%	6.1
Exxon Mobil Corp., Expiration: 11/15/2024; Exercise Price: $115.00	3.4
Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $124.00	0.1
Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $122.00	0.0*
Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $125.00	0.0*
Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $119.00	(0.0)^

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/XOMO.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Bitcoin Option Income Strategy ETF Ticker: YBIT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$242	4.75%

The Fund commenced operations on April 22, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Bitcoin Option Income Strategy ETF
S&P 500® Total Return Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$11,467
$9,275
4/22/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (04/22/2024)
YieldMax™ Bitcoin Option Income Strategy ETF - at NAV	-7.26%
S&P 500® Total Return Index	14.67%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YBIT for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated negative total returns primarily due to the performance of the underlying bitcoin related ETPs (exchange traded products). At the same time, it paid out substantial monthly dividends. Selling covered calls or covered call spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.It is worth noting that YBIT was not live during the entire reporting period.

What Factors Influenced Performance?

The implied volatility of underlying exchange traded products plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETPs saw higher volatility.As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has downside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund offers investors the opportunity to access bitcoin related ETPs.

The Fund aims to generate high current income for investors looking for alternative yield options in the marketplace with the ability to sell covered calls and/or covered call spreads, all while having the ability to capture a portion of the upside movements in the underlying stock.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$47,830
Number of Holdings	8
Total Advisory Fee Paid	$213,117
Portfolio Turnover	28%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	29.3
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	29.2
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	24.6
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	22.7
First American Government Obligations Fund - Class X, 4.78%	5.3
ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.00	0.2
ProShares Bitcoin ETF, Expiration: 11/08/2024; Exercise Price: $21.00	-1.0
Proshares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.01	-32.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YBIT.

YieldMax™ Magnificent 7 Fund of Option Income ETFs Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Magnificent 7 Fund of Option Income ETFs Ticker: YMAG (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$24	0.29%

The Fund commenced operations on January 29, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Magnificent 7 Fund Of Option Income ETFs
S&P 500® Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,244
$11,700
1/29/2024
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (01/29/2024)
YieldMax™ Magnificent 7 Fund Of Option Income ETFs - at NAV	22.44%
S&P 500® Total Return Index	17.00%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YMAG for more recent performance information.

How did the Fund perform last year and what affected its performance?

The YieldMax™ Magnificent 7 Fund is a “Fund of Funds” in that it holds other individual security YieldMax™ tickers including Apple (AAPL), Amazon (AMZN), Alphabet (GOOGL), Meta Platforms (FBY), Microsoft (MSFT), NVIDIA (NVDA) and Tesla (TSLA). During the reporting period, the Fund generated positive total returns primarily due to the positive performance of the underlying securities contained in the YieldMax™ Funds within the portfolio. It also paid out substantial monthly dividends.It is worth noting that the Fund was not live for the entire reporting period.Selling covered calls or covered call spreads allowed the Fund’s "underlying Funds" to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the collective ETFs held, and their underlying securities play a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETFs had varied implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since each of the Funds has the downside risk of its underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund allows investors to impart a measure of diversification in a single ETF to help spread out the risk while still having the ability to generate high current income via dividend distributions.

The convenience for investors to allow YMAG to add and adjust its underlying ETF holdings ensures that new entrants into the market can continue to add to the diversification benefits.

YieldMax™ Magnificent 7 Fund of Option Income ETFs Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$182,671
Number of Holdings	8
Total Advisory Fee Paid	$172,695
Portfolio Turnover	21%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	15.1
Yieldmax META Option Income Strategy ETF	14.7
YieldMax GOOGL Option Income Strategy ETF	14.2
YieldMax MSFT Option Income Strategy ETF	14.0
Yieldmax AMZN Option Income Strategy ETF	13.6
YieldMax NVDA Option Income Strategy ETF	13.6
YieldMax AAPL Option Income Strategy ETF	13.5
First American Government Obligations Fund - Class X, 4.78%	1.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YMAG.

annual Shareholder Report October 31, 2024 YieldMax™ Universe Fund of Option Income ETFs Ticker: YMAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$25	0.29%

The Fund commenced operations on January 16, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Universe Fund Of Option Income ETFs
S&P 500® Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,101
$11,511
1/16/2024
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (01/16/2024)
YieldMax™ Universe Fund Of Option Income ETFs - at NAV	15.11%
S&P 500® Total Return Index	21.01%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YMAX for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund is a “Fund of Funds,” meaning that it will primarily invest its assets in other YieldMax™ ETFs. During the reporting period, the Fund generated positive total returns which was a result of its underlying Funds underlying securities and the additional extrinsic options premiums generated that the corresponding Funds generating capturing extrinsic premiums. The Fund paid out higher dividends each month. As other YieldMax™ ETFs become available, they can be included in YMAX so the underlying Funds that are available and the performance of those Funds play a part in the performance of YMAX. It is worth noting that the Fund was not live for the entire reporting period. Selling covered calls or covered call spreads allowed the Fund’s “underlying Funds” to capture extrinsic time value available for distribution to shareholders while offering a portion of the upside capture.

What Factors Influenced Performance?

The implied volatility of the collective ETFs held, and their underlying securities play a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying ETFs had varied implied volatility. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since each of the Funds has the downside risk of its underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may forgo a portion of the upside which is an expected trade-off in exchange from capturing option premiums.

Positioning of the Fund

The Fund allows investors to impart a measure of diversification in a single ETF to help spread out the risk while still having the ability to generate high current income via dividend distributions.

The convenience for investors to allow YMAX to add and adjust its underlying ETF holdings ensures that new entrants into the market can continue to add to the diversification benefits.

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$345,370
Number of Holdings	30
Total Advisory Fee Paid	$408,184
Portfolio Turnover	64%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	4.5
Yieldmax TSLA Option Income Strategy ETF	4.3
YieldMax MRNA Option Income Strategy ETF	4.2
Yieldmax Meta Option Income Strategy ETF	4.2
YieldMax JPM Option Income Strategy ETF	4.1
YieldMax NFLX Option Income Strategy ETF	4.0
YieldMax GOOGL Option Income Strategy ETF	4.0
YieldMax ABNB Option Income Strategy ETF	4.0
YieldMax PYPL Option Income Strategy ETF	4.0
YieldMax BABA Option Income Strategy ETF	4.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YMAX.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 YieldMax™ Short N100 Option Income Strategy ETF Ticker: YQQQ (Listed on the Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$21	0.99%

The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

YieldMax™ Short N100 Option Income Strategy ETF
S&P 500® Total Return Index
$11,000
$10,500
$10,000
$9,500
$10,489
$9,691
8/14/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Returns for the Period Ended October 31, 2024	Since Inception (08/14/2024)
YieldMax™ Short N100 Option Income Strategy ETF - at NAV	-3.09%
S&P 500® Total Return Index	4.89%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YQQQ for more recent performance information.

How did the Fund perform last year and what affected its performance?

YQQQ is part of the inverse YieldMax™ lineup that looks to be positioned synthetically short the underlying QQQ security while selling covered puts and/or covered put spreads. The Fund benefits when QQQ’s share price decreases, generates extrinsic premiums via option selling available as a distribution to investors, and has upside risk of the underlying. During the reporting period, the Fund generated slightly negative total returns while paying out substantial monthly dividends.Selling covered puts or covered put spreads allowed the Fund to capture extrinsic time value available for distribution to shareholders while offering a portion of the downside capture.It is worth noting that the Fund was not live for the entire reporting period.

What Factors Influenced Performance?

When the underlying moves higher, it can create losses for this inverse ETF. The implied volatility of the underlying index plays a significant role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the underlying QQQ mixed implied volatility with just having missed the August 5th spike and market downturn. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. Since the Fund has upside risk of the underlying, taking in premiums helps offset negative moves where an investor in the Fund would potentially expect to lose less over a period. Conversely, investors may give up a portion of the downside which is an expected trade-off in exchange from capturing option premiums.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$6,051
Number of Holdings	11
Total Advisory Fee Paid	$8,465
Portfolio Turnover	0%*

*	Not annualized for periods less than one year.

What did the Fund invest in?

(as of October 31, 2024)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Less than 0.05% of net assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 2.63%, 04/15/2025	25.3
U.S. Treasury Note/Bond - 3.00%, 07/15/2025	25.2
U.S. Treasury Note/Bond - 3.88%, 01/15/2026	25.2
U.S. Treasury Note/Bond - 0.75%, 11/15/2024	24.1
First American Government Obligations Fund - Class X, 4.78%	0.9
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $450.00	0.4
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $645.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $600.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $585.00	0.0*
Invesco QQQ Trust Series 1, Expiration: 11/01/2024; Exercise Price: $489.00	-1.0

*	Less than 0.05% of net assets.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

How has the Fund changed?

Effective September 6, 2024, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option (i.e., the standard strategy) when ZEGA Financial, LLC (the Sub-Adviser) believes doing so will be more advantageous to the Fund’s total return.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/YQQQ.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

YieldMax ETFs

	FYE 10/31/2024	FYE 10/31/2023
( a ) Audit Fees	$397,500	$183,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$102,000	$51,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2024

Tidal Trust II

•YieldMax AAPL Option Income Strategy ETF	| APLY	| NYSE Arca, Inc.
•YieldMax ABNB Option Income Strategy ETF	| ABNY	| NYSE Arca, Inc.
•YieldMax AI Option Income Strategy ETF	| AIYY	| NYSE Arca, Inc.
•YieldMax AMD Option Income Strategy ETF	| AMDY	| NYSE Arca, Inc.
•YieldMax AMZN Option Income Strategy ETF	| AMZY	| NYSE Arca, Inc.
•YieldMax BABA Option Income Strategy ETF	| BABO	| NYSE Arca, Inc.
•YieldMax Bitcoin Option Income Strategy ETF	| YBIT	| NYSE Arca, Inc.
•YieldMax COIN Option Income Strategy ETF	| CONY	| NYSE Arca, Inc.
•YieldMax DIS Option Income Strategy ETF	| DISO	| NYSE Arca, Inc.
•YieldMax Gold Miners Option Income Strategy ETF	| GDXY	| NYSE Arca, Inc.
•YieldMax GOOGL Option Income Strategy ETF	| GOOY	| NYSE Arca, Inc.
•YieldMax Innovation Option Income Strategy ETF	| OARK	| NYSE Arca, Inc.
•YieldMax JPM Option Income Strategy ETF	| JPMO	| NYSE Arca, Inc.
•YieldMax Magnificent 7 Fund of Option Income ETFs	| YMAG	| NYSE Arca, Inc.
•YieldMax META Option Income Strategy ETF	| FBY	| NYSE Arca, Inc.
•YieldMax MRNA Option Income Strategy ETF	| MRNY	| NYSE Arca, Inc.
•YieldMax MSFT Option Income Strategy ETF	| MSFO	| NYSE Arca, Inc.
•YieldMax MSTR Option Income Strategy ETF	| MSTY	| NYSE Arca, Inc.
•YieldMax NFLX Option Income Strategy ETF	| NFLY	| NYSE Arca, Inc.
•YieldMax NVDA Option Income Strategy ETF	| NVDY	| NYSE Arca, Inc.
•YieldMax PLTR Option Income Strategy ETF	| PLTY	| NYSE Arca, Inc.
•YieldMax PYPL Option Income Strategy ETF	| PYPY	| NYSE Arca, Inc.
•YieldMax Short COIN Option Income Strategy ETF	| FIAT	| NYSE Arca, Inc.
•YieldMax Short N100 Option Income Strategy ETF	| YQQQ	| Nasdaq Stock Market, LLC
•YieldMax Short NVDA Option Income Strategy ETF	| DIPS	| NYSE Arca, Inc.
•YieldMax Short TSLA Option Income Strategy ETF	| CRSH	| NYSE Arca, Inc.
•YieldMax SMCI Option Income Strategy ETF	| SMCY	| NYSE Arca, Inc.
•YieldMax SNOW Option Income Strategy ETF	| SNOY	| NYSE Arca, Inc.
•YieldMax SQ Option Income Strategy ETF	| SQY	| NYSE Arca, Inc.
•YieldMax TSLA Option Income Strategy ETF	| TSLY	| NYSE Arca, Inc.
•YieldMax TSM Option Income Strategy ETF	| TSMY	| NYSE Arca, Inc.
•YieldMax Ultra Option Income Strategy ETF	| ULTY	| NYSE Arca, Inc.
•YieldMax Universe Fund of Option Income ETFs	| YMAX	| NYSE Arca, Inc.
•YieldMax XOM Option Income Strategy ETF	| XOMO	| NYSE Arca, Inc.

YieldMax ETFs

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax AAPL Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 91.6%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$28,722,000	$28,678,726
2.63%, 04/15/2025 (a)		20,824,000	20,660,357
3.00%, 07/15/2025 (a)		17,857,000	17,697,784
3.88%, 01/15/2026 (a)		17,736,000	17,658,405
TOTAL U.S. TREASURY SECURITIES (Cost $84,489,286)			84,695,272

PURCHASED OPTIONS - 4.5% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 4.5%
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.00	$91,493,550	4,050	4,151,250
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $245.00	91,493,550	4,050	48,600
TOTAL PURCHASED OPTIONS (Cost $5,177,722)			4,199,850

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		928,335	928,335
TOTAL SHORT-TERM INVESTMENTS (Cost $928,335)			928,335

TOTAL INVESTMENTS - 97.1% (Cost $90,595,343)			89,823,457
Other Assets in Excess of Liabilities - 2.9%			2,640,675
TOTAL NET ASSETS - 100.0%			$92,464,132

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax AAPL Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (3.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Apple, Inc., Expiration: 11/01/2024; Exercise Price: $237.50	$(91,493,550)	(4,050)	$(240,975)

Put Options - (3.6)%
Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.01	(91,493,550)	(4,050)	(3,306,240)
TOTAL WRITTEN OPTIONS (Premiums received $3,809,319)			$(3,547,215)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax ABNB Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 80.7%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$3,021,000	$3,016,448
2.63%, 04/15/2025 (a)		3,733,000	3,703,665
3.00%, 07/15/2025 (a)		4,037,000	4,001,005
3.88%, 01/15/2026 (a)		2,806,000	2,793,724
TOTAL U.S. TREASURY SECURITIES (Cost $13,503,375)			13,514,842

PURCHASED OPTIONS - 8.9% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 8.9%
Airbnb, Inc.
Expiration: 11/01/2024; Exercise Price: $141.00	$15,905,220	1,180	5,310
Expiration: 11/08/2024; Exercise Price: $155.00	606,555	45	3,915
Expiration: 11/08/2024; Exercise Price: $152.50	202,185	15	1,613
Expiration: 12/20/2024; Exercise Price: $130.00	16,713,960	1,240	1,484,900
TOTAL PURCHASED OPTIONS (Cost $1,319,762)			1,495,738

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		567,987	567,987
TOTAL SHORT-TERM INVESTMENTS (Cost $567,987)			567,987

TOTAL INVESTMENTS - 93.0% (Cost $15,391,124)			15,578,567
Other Assets in Excess of Liabilities - 7.0%			1,164,435
TOTAL NET ASSETS - 100.0%			$16,743,002

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax ABNB Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (5.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Airbnb, Inc.
Expiration: 11/01/2024; Exercise Price: $135.00	$(15,905,220)	(1,180)	$(129,800)
Expiration: 11/08/2024; Exercise Price: $142.00	(202,185)	(15)	(4,837)
Expiration: 11/08/2024; Exercise Price: $145.00	(606,555)	(45)	(10,868)
Total Call Options			(145,505)

Put Options - (4.7)%
Airbnb, Inc., Expiration: 12/20/2024; Exercise Price: $130.01	(16,713,960)	(1,240)	(790,003)
TOTAL WRITTEN OPTIONS (Premiums received $1,262,563)			$(935,508)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax AI Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 96.5%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$7,143,000	$7,132,238
2.63%, 04/15/2025 (a)		6,885,000	6,830,895
3.00%, 07/15/2025 (a)		9,653,000	9,566,932
3.88%, 01/15/2026 (a)		9,590,000	9,548,043
TOTAL U.S. TREASURY SECURITIES (Cost $32,964,528)			33,078,108

PURCHASED OPTIONS - 4.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 4.6%
C3.ai, Inc.
Expiration: 11/08/2024; Exercise Price: $30.00	$32,068,260	13,020	71,610
Expiration: 11/08/2024; Exercise Price: $29.00	2,253,645	915	7,777
Expiration: 11/15/2024; Exercise Price: $25.00	34,321,905	13,935	1,511,948
TOTAL PURCHASED OPTIONS (Cost $2,281,601)			1,591,335

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		332,262	332,262
TOTAL SHORT-TERM INVESTMENTS (Cost $332,262)			332,262

TOTAL INVESTMENTS - 102.1% (Cost $35,578,391)			35,001,705
Liabilities in Excess of Other Assets - (2.1)%			(729,457)
TOTAL NET ASSETS - 100.0%			$34,272,248

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax AI Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (6.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
C3.ai, Inc.
Expiration: 11/08/2024; Exercise Price: $26.00	$(2,253,645)	(915)	$(42,090)
Expiration: 11/08/2024; Exercise Price: $27.50	(32,068,260)	(13,020)	(266,910)
Total Call Options			(309,000)

Put Options - (5.7)%
C3.ai, Inc., Expiration: 11/15/2024; Exercise Price: $25.01	(34,321,905)	(13,935)	(1,959,144)
TOTAL WRITTEN OPTIONS (Premiums received $3,741,935)			$(2,268,144)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax AMD Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 105.7%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$40,498,000	$40,436,984
2.63%, 04/15/2025 (a)		29,374,000	29,143,168
3.00%, 07/15/2025 (a)		29,530,000	29,266,704
3.88%, 01/15/2026 (a)		29,417,000	29,288,300
TOTAL U.S. TREASURY SECURITIES (Cost $127,915,303)			128,135,156

PURCHASED OPTIONS - 0.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.6%
Advanced Micro Devices, Inc.
Expiration: 11/08/2024; Exercise Price: $165.00	$112,950,880	7,840	188,160
Expiration: 11/08/2024; Exercise Price: $160.00	4,538,205	315	14,963
Expiration: 11/15/2024; Exercise Price: $165.00	121,162,870	8,410	525,625
TOTAL PURCHASED OPTIONS (Cost $10,525,654)			728,748

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		5,400,905	5,400,905
TOTAL SHORT-TERM INVESTMENTS (Cost $5,400,905)			5,400,905

TOTAL INVESTMENTS - 110.8% (Cost $143,841,862)			134,264,809
Liabilities in Excess of Other Assets - (10.8)%			(13,044,104)
TOTAL NET ASSETS - 100.0%			$121,220,705

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax AMD Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (15.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Advanced Micro Devices, Inc.
Expiration: 11/08/2024; Exercise Price: $150.00	$(4,538,205)	(315)	$(68,040)
Expiration: 11/08/2024; Exercise Price: $157.50	(116,624,665)	(8,095)	(562,603)
Total Call Options			(630,643)

Put Options - (14.7)%
Advanced Micro Devices, Inc., Expiration: 11/15/2024; Exercise Price: $165.01	(121,162,870)	(8,410)	(17,811,267)
TOTAL WRITTEN OPTIONS (Premiums received $12,432,181)			$(18,441,910)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax AMZN Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 99.0%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$29,571,000	$29,526,447
2.63%, 04/15/2025 (a)		49,840,000	49,448,338
3.00%, 07/15/2025 (a)		48,324,000	47,893,133
3.88%, 01/15/2026 (a)		50,487,000	50,266,119
TOTAL U.S. TREASURY SECURITIES (Cost $176,608,043)			177,134,037

PURCHASED OPTIONS - 5.3% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 5.3%
Amazon.com, Inc.
Expiration: 11/01/2024; Exercise Price: $207.50	$184,163,200	9,880	563,160
Expiration: 11/15/2024; Exercise Price: $185.00	184,163,200	9,880	9,015,500
TOTAL PURCHASED OPTIONS (Cost $12,024,245)			9,578,660

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		1,024,435	1,024,435
TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,435)			1,024,435

TOTAL INVESTMENTS - 104.9% (Cost $189,656,723)			187,737,132
Liabilities in Excess of Other Assets - (4.9)%			(8,807,451)
TOTAL NET ASSETS - 100.0%			$178,929,681

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax AMZN Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (5.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.5)%
Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $195.00	$(184,163,200)	(9,880)	$(2,746,640)

Put Options - (4.1)%
Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.01	(184,163,200)	(9,880)	(7,312,073)
TOTAL WRITTEN OPTIONS (Premiums received $12,383,477)			$(10,058,713)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax BABA Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 93.7%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$4,855,000	$4,847,685
2.63%, 04/15/2025 (a)		4,998,000	4,958,724
3.00%, 07/15/2025 (a)		4,997,000	4,952,445
3.88%, 01/15/2026 (a)		4,958,000	4,936,309
TOTAL U.S. TREASURY SECURITIES (Cost $19,726,434)			19,695,163

PURCHASED OPTIONS - 0.9% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.9%
Alibaba Group Holding Ltd., Expiration: 11/15/2024; Exercise Price: $110.00 (b)(c)(d)	$21,016,710	2,145	186,615
TOTAL PURCHASED OPTIONS (Cost $1,561,718)			186,615

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		198,267	198,267
TOTAL SHORT-TERM INVESTMENTS (Cost $198,267)			198,267

TOTAL INVESTMENTS - 95.5% (Cost $21,486,419)			20,080,045
Other Assets in Excess of Liabilities - 4.5%			935,973
TOTAL NET ASSETS - 100.0%			$21,016,018

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax BABA Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (13.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Alibaba Group Holding Ltd.
Expiration: 11/01/2024; Exercise Price: $100.00	$(636,870)	(65)	$(1,690)
Expiration: 11/01/2024; Exercise Price: $101.00	(19,204,080)	(1,960)	(22,540)
Expiration: 11/01/2024; Exercise Price: $103.00	(489,900)	(50)	(225)
Expiration: 11/08/2024; Exercise Price: $103.00	(685,860)	(70)	(8,155)
Total Call Options			(32,610)

Put Options - (13.0)%
Alibaba Group Holding Ltd., Expiration: 11/15/2024; Exercise Price: $110.01	(21,016,710)	(2,145)	(2,725,451)
TOTAL WRITTEN OPTIONS (Premiums received $1,811,385)			$(2,758,061)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 105.8%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$10,865,000	$10,848,630
2.63%, 04/15/2025 (a)		11,843,000	11,749,933
3.00%, 07/15/2025 (a)		14,169,000	14,042,666
3.88%, 01/15/2026 (a)		14,047,000	13,985,545
TOTAL U.S. TREASURY SECURITIES (Cost $50,453,403)			50,626,774

PURCHASED OPTIONS - 0.2% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.2%
ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.00	$49,924,644	25,113	87,896
TOTAL PURCHASED OPTIONS (Cost $408,761)			87,896

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		2,513,746	2,513,746
TOTAL SHORT-TERM INVESTMENTS (Cost $2,513,746)			2,513,746

TOTAL INVESTMENTS – 111.3% (Cost $53,375,910)			53,228,416
Liabilities in Excess of Other Assets - (11.3)%			(5,398,886)
TOTAL NET ASSETS - 100.0%			$47,829,530

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (33.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
ProShares Bitcoin ETF, Expiration: 11/08/2024; Exercise Price: $21.00	$(49,924,644)	(25,113)	$(489,704)

Put Options - (32.6)%
Proshares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.01	(49,924,644)	(25,113)	(15,570,060)
TOTAL WRITTEN OPTIONS (Premiums received $25,098,363)			$(16,059,764)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax COIN Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 109.6%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$112,555,000	$112,385,420
2.63%, 04/15/2025 (a)		202,037,000	200,449,315
3.00%, 07/15/2025 (a)		202,280,000	200,476,429
3.88%, 01/15/2026 (a)		205,615,000	204,715,434
TOTAL U.S. TREASURY SECURITIES (Cost $715,833,571)			718,026,597

PURCHASED OPTIONS - 2.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 2.6%
Coinbase Global, Inc.
Expiration: 11/01/2024; Exercise Price: $237.50	$161,325,000	9,000	9,000
Expiration: 11/08/2024; Exercise Price: $220.00	152,362,500	8,500	1,236,750
Expiration: 11/08/2024; Exercise Price: $235.00	200,311,875	11,175	664,912
Expiration: 11/08/2024; Exercise Price: $232.50	138,291,375	7,715	528,477
Expiration: 11/15/2024; Exercise Price: $215.00	631,228,875	35,215	12,677,400
Expiration: 12/20/2024; Exercise Price: $190.00	21,061,875	1,175	2,082,688
TOTAL PURCHASED OPTIONS (Cost $73,625,979)			17,199,227

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		4,105,032	4,105,032
TOTAL SHORT-TERM INVESTMENTS (Cost $4,105,032)			4,105,032

TOTAL INVESTMENTS - 112.8% (Cost $793,564,582)			739,330,857
Liabilities in Excess of Other Assets - (12.8)%			(84,096,245)
TOTAL NET ASSETS - 100.0%			$655,234,612

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax COIN Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (22.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
Coinbase Global, Inc.
Expiration: 11/01/2024; Exercise Price: $215.00	$(161,325,000)	(9,000)	$(22,500)
Expiration: 11/08/2024; Exercise Price: $200.00	(152,362,500)	(8,500)	(3,612,500)
Expiration: 11/08/2024; Exercise Price: $210.00	(338,603,250)	(18,890)	(4,599,715)
Total Call Options			(8,234,715)

Put Options - (21.4)%
Coinbase Global, Inc.
Expiration: 11/15/2024; Exercise Price: $215.01	(631,228,875)	(35,215)	(137,269,665)

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

Expiration: 12/20/2024; Exercise Price: $190.01	(21,061,875)	(1,175)	(3,225,375)
Total Put Options			(140,495,040)
TOTAL WRITTEN OPTIONS (Premiums received $81,829,165)			$(148,729,755)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax DIS Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 84.3%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$4,078,000	$4,071,856
2.63%, 04/15/2025 (a)		6,995,000	6,940,030
3.00%, 07/15/2025 (a)		4,021,000	3,985,148
3.88%, 01/15/2026 (a)		4,005,000	3,987,478
TOTAL U.S. TREASURY SECURITIES (Cost $18,923,328)			18,984,512

PURCHASED OPTIONS - 9.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 9.1%
Walt Disney Co.
Expiration: 11/01/2024; Exercise Price: $99.00	$20,971,600	2,180	6,540
Expiration: 12/20/2024; Exercise Price: $90.00	21,741,200	2,260	2,056,600
TOTAL PURCHASED OPTIONS (Cost $1,902,466)			2,063,140

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		1,095,948	1,095,948
TOTAL SHORT-TERM INVESTMENTS (Cost $1,095,948)			1,095,948

TOTAL INVESTMENTS - 98.3% (Cost $21,921,742)			22,143,600
Other Assets in Excess of Liabilities - 1.7%			384,905
TOTAL NET ASSETS - 100.0%			$22,528,505

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax DIS Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (2.9)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Walt Disney Co.
Expiration: 11/01/2024; Exercise Price: $97.00	$(20,971,600)	(2,180)	$(66,490)
Expiration: 11/08/2024; Exercise Price: $99.00	(769,600)	(80)	(6,040)
Total Call Options			(72,530)

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

Put Options - (2.6)%
Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.01	(21,741,200)	(2,260)	(584,718)
TOTAL WRITTEN OPTIONS (Premiums received $865,114)			$(657,248)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 92.1%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$7,290,000	$7,279,017
2.63%, 04/15/2025 (a)		7,311,000	7,253,547
3.00%, 07/15/2025 (a)		7,281,000	7,216,081
3.88%, 01/15/2026 (a)		7,227,000	7,195,382
TOTAL U.S. TREASURY SECURITIES (Cost $28,888,332)			28,944,027

PURCHASED OPTIONS - 4.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 4.6%
VanEck Gold Miners ETF
Expiration: 11/08/2024; Exercise Price: $42.50	$31,505,540	7,810	273,350
Expiration: 11/15/2024; Exercise Price: $40.00	31,505,540	7,810	1,179,310
TOTAL PURCHASED OPTIONS (Cost $2,048,305)			1,452,660

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		313,067	313,067
TOTAL SHORT-TERM INVESTMENTS (Cost $313,067)			313,067

TOTAL INVESTMENTS - 97.7% (Cost $31,249,704)			30,709,754
Other Assets in Excess of Liabilities - 2.3%			706,957
TOTAL NET ASSETS - 100.0%			$31,416,711

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (4.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.0)%
VanEck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $41.00	$(31,505,540)	(7,810)	$(640,420)

Put Options - (2.7)%
Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.01	(31,505,540)	(7,810)	(848,828)
TOTAL WRITTEN OPTIONS (Premiums received $2,072,051)			$(1,489,248)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 90.6%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$12,029,000	$12,010,876
2.63%, 04/15/2025 (a)		17,567,000	17,428,952
3.00%, 07/15/2025 (a)		17,873,000	17,713,641
3.88%, 01/15/2026 (a)		17,213,000	17,137,693
TOTAL U.S. TREASURY SECURITIES (Cost $64,115,172)			64,291,162

PURCHASED OPTIONS - 7.0% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 7.0%
Alphabet, Inc.
Expiration: 11/08/2024; Exercise Price: $195.00	$71,951,755	4,205	18,922
Expiration: 12/20/2024; Exercise Price: $165.00	71,951,755	4,205	4,888,313
TOTAL PURCHASED OPTIONS (Cost $3,202,891)			4,907,235

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		2,868,886	2,868,886
TOTAL SHORT-TERM INVESTMENTS (Cost $2,868,886)			2,868,886

TOTAL INVESTMENTS - 101.6% (Cost $70,186,949)			72,067,283
Liabilities in Excess of Other Assets - (1.6)%			(1,115,686)
TOTAL NET ASSETS - 100.0%			$70,951,597

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax GOOGL Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (2.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $185.00	$(71,951,755)	(4,205)	$(90,407)

Put Options - (2.4)%
Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.01	(71,951,755)	(4,205)	(1,658,989)
TOTAL WRITTEN OPTIONS (Premiums received $4,571,957)			$(1,749,396)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Innovation Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 94.8%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$15,171,000	$15,148,143
2.63%, 04/15/2025 (a)		12,255,000	12,158,695
3.00%, 07/15/2025 (a)		12,288,000	12,178,438
3.88%, 01/15/2026 (a)		12,197,000	12,143,638
TOTAL U.S. TREASURY SECURITIES (Cost $51,466,209)			51,628,914

PURCHASED OPTIONS - 7.0% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 7.0%
ARK Innovation ETF
Expiration: 11/08/2024; Exercise Price: $53.00	$54,379,650	11,850	47,400
Expiration: 12/20/2024; Exercise Price: $45.00	54,379,650	11,850	3,762,375
TOTAL PURCHASED OPTIONS (Cost $4,884,630)			3,809,775

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		1,521,618	1,521,618
TOTAL SHORT-TERM INVESTMENTS (Cost $1,521,618)			1,521,618

TOTAL INVESTMENTS - 104.6% (Cost $57,872,457)			56,960,307
Liabilities in Excess of Other Assets - (4.6)%			(2,515,913)
TOTAL NET ASSETS - 100.0%			$54,444,394

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Innovation Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (5.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.4)%
ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $50.00	$(54,379,650)	(11,850)	$(225,150)

Put Options - (4.6)%
ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.01	(54,379,650)	(11,850)	(2,497,467)
TOTAL WRITTEN OPTIONS (Premiums received $4,263,451)			$(2,722,617)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax JPM Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 94.1%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$6,640,000	$6,629,996
2.63%, 04/15/2025 (a)		6,332,000	6,282,241
3.00%, 07/15/2025 (a)		6,036,000	5,982,182
3.88%, 01/15/2026 (a)		6,013,000	5,986,693
TOTAL U.S. TREASURY SECURITIES (Cost $24,806,142)			24,881,112

PURCHASED OPTIONS - 3.3% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 3.3%
JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.00	$26,408,480	1,190	868,700
TOTAL PURCHASED OPTIONS (Cost $1,076,527)			868,700

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		384,419	384,419
TOTAL SHORT-TERM INVESTMENTS (Cost $384,419)			384,419

TOTAL INVESTMENTS - 98.9% (Cost $26,267,088)			26,134,231
Other Assets in Excess of Liabilities - 1.1%			293,930
TOTAL NET ASSETS - 100.0%			$26,428,161

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax JPM Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (4.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
JPMorgan Chase & Co.
Expiration: 11/01/2024; Exercise Price: $225.00	$(25,298,880)	(1,140)	$(34,200)
Expiration: 11/08/2024; Exercise Price: $230.00	(1,109,600)	(50)	(6,925)
Total Call Options			(41,125)

Put Options - (4.0)%
JPMorgan Chase & Co.., Expiration: 12/20/2024; Exercise Price: $225.01	(26,408,480)	(1,190)	(1,051,049)
TOTAL WRITTEN OPTIONS (Premiums received $989,345)			$(1,092,174)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Magnificent 7 Fund of Option Income ETFs
Schedule of Investments
October 31, 2024

EXCHANGE TRADED FUNDS - 98.7%(a)	Shares	Value
YieldMax AAPL Option Income Strategy ETF	1,427,465	$24,709,419
YieldMax AMZN Option Income Strategy ETF	1,334,046	24,893,298
YieldMax GOOGL Option Income Strategy ETF	1,729,920	25,966,099
YieldMax META Option Income Strategy ETF	1,365,014	26,754,275
YieldMax MSFT Option Income Strategy ETF	1,375,038	25,575,707
YieldMax NVDA Option Income Strategy ETF	1,001,271	24,891,597
YieldMax TSLA Option Income Strategy ETF	2,303,013	27,497,969
TOTAL EXCHANGE TRADED FUNDS (Cost $182,933,137)		180,288,364

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.78% (b)	1,881,787	1,881,787
TOTAL SHORT-TERM INVESTMENTS (Cost $1,881,787)		1,881,787

TOTAL INVESTMENTS - 99.7% (Cost $184,814,924)		182,170,151
Other Assets in Excess of Liabilities - 0.3%		500,638
TOTAL NET ASSETS - 100.0%		$182,670,789

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax META Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 87.2%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$26,919,000	$26,878,443
2.63%, 04/15/2025 (a)		28,610,000	28,385,171
3.00%, 07/15/2025 (a)		28,635,000	28,379,684
3.88%, 01/15/2026 (a)		28,488,000	28,363,365
TOTAL U.S. TREASURY SECURITIES (Cost $111,757,498)			112,006,663

PURCHASED OPTIONS - 6.4% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 6.4%
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.00	$128,273,080	2,260	8,209,450
Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $645.00	115,786,320	2,040	86,700
TOTAL PURCHASED OPTIONS (Cost $10,372,624)			8,296,150

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		2,769,610	2,769,610
TOTAL SHORT-TERM INVESTMENTS (Cost $2,769,610)			2,769,610

TOTAL INVESTMENTS - 95.8% (Cost $124,899,732)			123,072,423
Other Assets in Excess of Liabilities - 4.2%			5,372,723
TOTAL NET ASSETS - 100.0%			$128,445,146

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax META Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (4.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Meta Platforms, Inc.
Expiration: 11/08/2024; Exercise Price: $592.50	$(12,486,760)	(220)	$(108,900)
Expiration: 11/08/2024; Exercise Price: $600.00	(115,786,320)	(2,040)	(714,000)
Total Call Options			(822,900)

Put Options - (3.6)%
Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.01	(128,273,080)	(2,260)	(4,621,197)
TOTAL WRITTEN OPTIONS (Premiums received $8,610,351)			$(5,444,097)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax MRNA Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 91.5%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$6,473,000	$6,463,247
2.63%, 04/15/2025 (a)		4,946,000	4,907,132
3.00%, 07/15/2025 (a)		7,584,000	7,516,380
3.88%, 01/15/2026 (a)		7,535,000	7,502,034
TOTAL U.S. TREASURY SECURITIES (Cost $26,310,220)			26,388,793

PURCHASED OPTIONS - 9.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 9.1%
Moderna, Inc.
Expiration: 11/01/2024; Exercise Price: $59.00	$26,500,500	4,875	12,187
Expiration: 11/01/2024; Exercise Price: $60.00	407,700	75	188
Expiration: 11/15/2024; Exercise Price: $54.00	28,865,160	5,310	2,615,175
TOTAL PURCHASED OPTIONS (Cost $2,813,338)			2,627,550

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		1,172,487	1,172,487
TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,487)			1,172,487

TOTAL INVESTMENTS - 104.7% (Cost $30,296,045)			30,188,830
Liabilities in Excess of Other Assets - (4.7)%			(1,347,716)
TOTAL NET ASSETS - 100.0%			$28,841,114

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax MRNA Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (9.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.8)%
Moderna, Inc.
Expiration: 11/01/2024; Exercise Price: $55.00	$(28,212,840)	(5,190)	$(205,005)
Expiration: 11/08/2024; Exercise Price: $61.00	(652,320)	(120)	(18,900)
Total Call Options			(223,905)

Put Options - (8.2)%
Moderna, Inc., Expiration: 11/15/2024; Exercise Price: $54.01	(28,865,160)	(5,310)	(2,361,552)
TOTAL WRITTEN OPTIONS (Premiums received $2,762,042)			$(2,585,457)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax MSFT Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 102.4%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$16,964,000	$16,938,441
2.63%, 04/15/2025 (a)		22,259,000	22,084,080
3.00%, 07/15/2025 (a)		22,081,000	21,884,121
3.88%, 01/15/2026 (a)		21,972,000	21,875,873
TOTAL U.S. TREASURY SECURITIES (Cost $82,561,887)			82,782,515

PURCHASED OPTIONS - 0.5% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.5%
Microsoft Corp.
Expiration: 11/01/2024; Exercise Price: $465.00	$78,425,550	1,930	965
Expiration: 11/01/2024; Exercise Price: $452.50	1,422,225	35	35
Expiration: 11/08/2024; Exercise Price: $437.50	79,847,775	1,965	79,582
Expiration: 11/15/2024; Exercise Price: $430.00	79,847,775	1,965	382,193
TOTAL PURCHASED OPTIONS (Cost $4,093,229)			462,775

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		702,028	702,028
TOTAL SHORT-TERM INVESTMENTS (Cost $702,028)			702,028

TOTAL INVESTMENTS - 103.8% (Cost $87,357,144)			83,947,318
Liabilities in Excess of Other Assets - (3.8)%			(3,098,284)
TOTAL NET ASSETS - 100.0%			$80,849,034

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax MSFT Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (6.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $422.50	$(79,847,775)	(1,965)	$(253,485)

Put Options - (6.0)%
Microsoft Corp., Expiration: 11/15/2024; Exercise Price: $430.01	(79,847,775)	(1,965)	(4,807,274)
TOTAL WRITTEN OPTIONS (Premiums received $3,860,650)			$(5,060,759)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
October 31, 2024

PURCHASED OPTIONS - 7.2% (a)(b)(c)(g)	Notional Amount	Contracts	Value
Call Options - 7.2%
MicroStrategy, Inc.
Expiration: 11/01/2024; Exercise Price: $290.00	$412,838,250	16,885	$126,637
Expiration: 11/01/2024; Exercise Price: $295.00	348,290,250	14,245	92,593
Expiration: 11/15/2024; Exercise Price: $255.00	761,128,500	31,130	57,901,800
TOTAL PURCHASED OPTIONS (Cost $93,740,018)			58,121,030

U.S. TREASURY SECURITIES - 1.1%		Par
United States Treasury Note/Bond, 0.75%, 11/15/2024 (d)		$9,003,000	8,989,436
TOTAL U.S. TREASURY SECURITIES (Cost $8,988,369)			8,989,436

SHORT-TERM INVESTMENTS - 0.0%(e)
Money Market Funds - 0.0%(e)		Shares
First American Government Obligations Fund - Class X, 4.78% (f)		101,011	101,011
TOTAL SHORT-TERM INVESTMENTS (Cost $101,011)			101,011

TOTAL INVESTMENTS - 8.3% (Cost $102,829,398)			67,211,477
Other Assets in Excess of Liabilities - 91.7%			745,855,799
TOTAL NET ASSETS - 100.0%			$813,067,276

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(g)	Non-income producing security.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (11.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
MicroStrategy, Inc.
Expiration: 11/01/2024; Exercise Price: $250.00	$(24,205,500)	(990)	$(304,920)
Expiration: 11/01/2024; Exercise Price: $255.00	(388,632,750)	(15,895)	(2,900,837)
Expiration: 11/01/2024; Exercise Price: $260.00	(348,290,250)	(14,245)	(1,631,053)
Total Call Options			(4,836,810)

Put Options - (11.0)%
MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.01	(761,128,500)	(31,130)	(89,233,799)
TOTAL WRITTEN OPTIONS (Premiums received $96,970,355)			$(94,070,609)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax NFLX Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 97.3%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$16,715,000	$16,689,816
2.63%, 04/15/2025 (a)		12,384,000	12,286,682
3.00%, 07/15/2025 (a)		10,652,000	10,557,025
3.88%, 01/15/2026 (a)		10,592,000	10,545,660
TOTAL U.S. TREASURY SECURITIES (Cost $49,950,510)			50,079,183

PURCHASED OPTIONS - 4.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 4.6%
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.00	$53,678,130	710	2,341,225
TOTAL PURCHASED OPTIONS (Cost $2,595,425)			2,341,225

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		484,316	484,316
TOTAL SHORT-TERM INVESTMENTS (Cost $484,316)			484,316

TOTAL INVESTMENTS - 102.8% (Cost $53,030,251)			52,904,724
Liabilities in Excess of Other Assets - (2.8)%			(1,439,773)
TOTAL NET ASSETS - 100.0%			$51,464,951

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax NFLX Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (3.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Netflix, Inc., Expiration: 11/01/2024; Exercise Price: $770.00	$(53,678,130)	(710)	$(47,925)

Put Options - (3.6)%
Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.01	(53,678,130)	(710)	(1,870,525)
TOTAL WRITTEN OPTIONS (Premiums received $2,367,176)			$(1,918,450)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax NVDA Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 91.8%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$141,840,000	$141,626,297
2.63%, 04/15/2025 (a)		336,358,000	333,714,768
3.00%, 07/15/2025 (a)		330,724,000	327,775,195
3.88%, 01/15/2026 (a)		340,269,000	338,780,323
TOTAL U.S. TREASURY SECURITIES (Cost $1,139,392,302)			1,141,896,583

PURCHASED OPTIONS - 10.4% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 10.4%
NVIDIA Corp.
Expiration: 11/08/2024; Exercise Price: $147.00	$1,203,336,640	90,640	4,849,240
Expiration: 11/08/2024; Exercise Price: $149.00	35,845,200	2,700	103,950
Expiration: 12/20/2024; Exercise Price: $130.00	1,239,181,840	93,340	124,842,250
TOTAL PURCHASED OPTIONS (Cost $131,489,905)			129,795,440

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		18,852,203	18,852,203
TOTAL SHORT-TERM INVESTMENTS (Cost $18,852,203)			18,852,203

TOTAL INVESTMENTS - 103.7% (Cost $1,289,734,410)			1,290,544,226
Liabilities in Excess of Other Assets - (3.7)%			(45,756,398)
TOTAL NET ASSETS - 100.0%			$1,244,787,828

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax NVDA Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (8.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
NVIDIA Corp.
Expiration: 11/08/2024; Exercise Price: $139.00	$(35,845,200)	(2,700)	$(533,250)
Expiration: 11/08/2024; Exercise Price: $140.00	(1,203,336,640)	(90,640)	(15,454,120)
Total Call Options			(15,987,370)

Put Options - (7.0)%
NVIDIA Corp., Expiration: 12/20/2024; Exercise Price: $130.01	(1,239,181,840)	(93,340)	(87,679,480)
TOTAL WRITTEN OPTIONS (Premiums received $112,879,935)			$(103,666,850)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax PLTR Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 72.3%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$1,118,000	$1,116,315
2.63%, 04/15/2025 (a)		1,124,000	1,115,167
3.00%, 07/15/2025 (a)		1,124,000	1,113,978
3.88%, 01/15/2026 (a)		1,118,000	1,113,109
TOTAL U.S. TREASURY SECURITIES (Cost $4,463,336)			4,458,569

PURCHASED OPTIONS - 15.9% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 15.9%
Palantir Technologies, Inc.
Expiration: 11/08/2024; Exercise Price: $47.00	$6,138,412	1,477	152,870
Expiration: 12/20/2024; Exercise Price: $39.00	6,138,412	1,477	827,120
TOTAL PURCHASED OPTIONS (Cost $957,389)			979,990

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		48,831	48,831
TOTAL SHORT-TERM INVESTMENTS (Cost $48,831)			48,831

TOTAL INVESTMENTS - 89.0% (Cost $5,469,556)			5,487,390
Other Assets in Excess of Liabilities - 11.0%			673,255
TOTAL NET ASSETS - 100.0%			$6,160,645

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax PLTR Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (11.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (4.9)%
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $43.50	$(6,138,412)	(1,477)	$(304,262)

Put Options - (6.3)%
Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.01	(6,138,412)	(1,477)	(390,939)
TOTAL WRITTEN OPTIONS (Premiums received $684,889)			$(695,201)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	21

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax PYPL Option Income Strategy ETF
Schedule of Investments
October 31, 2024

U.S. TREASURY SECURITIES - 89.1%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$4,330,000	$4,323,476
2.63%, 04/15/2025 (a)		12,391,000	12,293,627
3.00%, 07/15/2025 (a)		11,709,000	11,604,600
3.88%, 01/15/2026 (a)		12,070,000	12,017,194
TOTAL U.S. TREASURY SECURITIES (Cost $40,193,362)			40,238,897

PURCHASED OPTIONS - 8.7% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 8.7%
PayPal Holdings, Inc.
Expiration: 11/01/2024; Exercise Price: $91.00	$45,121,700	5,690	2,845
Expiration: 11/08/2024; Exercise Price: $83.00	45,121,700	5,690	341,400
Expiration: 12/20/2024; Exercise Price: $75.00	45,121,700	5,690	3,584,700
TOTAL PURCHASED OPTIONS (Cost $4,892,656)			3,928,945

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		2,417,535	2,417,535
TOTAL SHORT-TERM INVESTMENTS (Cost $2,417,535)			2,417,535

TOTAL INVESTMENTS - 103.1% (Cost $47,503,553)			46,585,377
Liabilities in Excess of Other Assets - (3.1)%			(1,385,680)
TOTAL NET ASSETS - 100.0%			$45,199,697

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax PYPL Option Income Strategy ETF
Schedule of Written Options
October 31, 2024

WRITTEN OPTIONS - (4.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.9)%
PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $80.00	$(45,121,700)	(5,690)	$(867,725)

Put Options - (2.3)%
PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.01	(45,121,700)	(5,690)	(1,010,606)
TOTAL WRITTEN OPTIONS (Premiums received $3,050,205)			$(1,878,331)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	22

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Short COIN Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 108.9%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$10,941,000	$10,924,516
2.63%, 04/15/2025 (a)		10,991,000	10,904,628
3.00%, 07/15/2025 (a)		10,993,000	10,894,984
3.88%, 01/15/2026 (a)		10,911,000	10,863,264
TOTAL U.S. TREASURY SECURITIES (Cost $43,612,970)			43,587,392

PURCHASED OPTIONS - 20.9% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.5%
Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $330.00	$36,118,875	2,015	196,463

Put Options - 20.4%
Coinbase Global, Inc.
Expiration: 11/01/2024; Exercise Price: $172.50	33,250,875	1,855	272,685
Expiration: 11/15/2024; Exercise Price: $215.00	36,118,875	2,015	7,903,837
Total Put Options			8,176,522
TOTAL PURCHASED OPTIONS (Cost $4,967,267)			8,372,985

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		108,714	108,714
TOTAL SHORT-TERM INVESTMENTS (Cost $108,714)			108,714

TOTAL INVESTMENTS - 130.1% (Cost $48,688,951)			52,069,091
Liabilities in Excess of Other Assets - (30.1)%			(12,032,327)
TOTAL NET ASSETS - 100.0%			$40,036,764

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax Short COIN Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (9.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.8)%
Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.02	$(36,118,875)	(2,015)	$(740,504)

Put Options - (7.9)%
Coinbase Global, Inc.
Expiration: 11/01/2024; Exercise Price: $187.50	(2,868,000)	(160)	(152,800)
Expiration: 11/01/2024; Exercise Price: $195.00	(33,250,875)	(1,855)	(3,000,463)
Total Put Options			(3,153,263)
TOTAL WRITTEN OPTIONS (Premiums received $4,519,140)			$(3,893,767)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	23

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Short N100 Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 99.8%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$1,461,000	$1,458,799
2.63%, 04/15/2025 (a)		1,540,000	1,527,898
3.00%, 07/15/2025 (a)		1,541,000	1,527,260
3.88%, 01/15/2026 (a)		1,533,000	1,526,293
TOTAL U.S. TREASURY SECURITIES (Cost $6,044,323)			6,040,250

PURCHASED OPTIONS - 0.4% (c)(d)(e)(g)	Notional Amount	Contracts
Call Options - 0.0%
Invesco QQQ Trust Series 1
Expiration: 11/15/2024; Exercise Price: $600.00	$1,741,860	36	36
Expiration: 11/15/2024; Exercise Price: $645.00	3,725,645	77	77
Expiration: 11/15/2024; Exercise Price: $585.00	387,080	8	8
Total Call Options			121

Put Options - 0.4%
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $450.00	5,854,585	121	25,168
TOTAL PURCHASED OPTIONS (Cost $148,014)			25,289

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (f)		55,594	55,594
TOTAL SHORT-TERM INVESTMENTS (Cost $55,594)			55,594

TOTAL INVESTMENTS - 101.1% (Cost $6,247,931)			6,121,133
Liabilities in Excess of Other Assets - (1.1)%			(70,038)
TOTAL NET ASSETS - 100.0%			$6,051,095

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(g)	Non-income producing security.

YieldMax Short N100 Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (8.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (7.4)%
Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $450.02	$(5,854,585)	(121)	$(449,385)

The accompanying notes are an integral part of these financial statements.	24

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

Put Options - (1.0)%
Invesco QQQ Trust Series 1, Expiration: 11/01/2024; Exercise Price: $489.00	(5,854,585)	(121)	(63,828)
TOTAL WRITTEN OPTIONS (Premiums received $383,251)			$(513,213)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 110.7%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$2,953,000	$2,948,551
2.63%, 04/15/2025 (a)		2,965,000	2,941,700
3.00%, 07/15/2025 (a)		2,966,000	2,939,555
3.88%, 01/15/2026 (a)		2,941,000	2,928,133
TOTAL U.S. TREASURY SECURITIES (Cost $11,762,421)			11,757,939

PURCHASED OPTIONS - 1.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.2%
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $160.00	$9,638,376	726	19,602

Put Options - 0.9%
NVIDIA Corp.
Expiration: 11/08/2024; Exercise Price: $120.00	9,638,376	726	61,347
Expiration: 11/15/2024; Exercise Price: $107.00	9,638,376	726	30,855
Total Put Options			92,202
TOTAL PURCHASED OPTIONS (Cost $558,472)			111,804

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		205,160	205,160
TOTAL SHORT-TERM INVESTMENTS (Cost $205,160)			205,160

TOTAL INVESTMENTS - 113.7% (Cost $12,526,053)			12,074,903
Liabilities in Excess of Other Assets - (13.7)%			(1,453,888)
TOTAL NET ASSETS - 100.0%			$10,621,015

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	25

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (19.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (18.0)%
NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.02	$(9,638,376)	(726)	$(1,914,976)

Put Options - (1.8)%
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $128.00	(9,638,376)	(726)	(184,041)
TOTAL WRITTEN OPTIONS (Premiums received $1,269,018)			$(2,099,017)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short TSLA Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 92.6%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$4,515,000	$4,508,197
2.63%, 04/15/2025 (a)		5,793,000	5,747,476
3.00%, 07/15/2025 (a)		5,618,000	5,567,909
3.88%, 01/15/2026 (a)		5,580,000	5,555,588
TOTAL U.S. TREASURY SECURITIES (Cost $21,361,342)			21,379,170

PURCHASED OPTIONS - 3.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 0.3%
Tesla, Inc.
Expiration: 12/20/2024; Exercise Price: $380.00	$16,490,100	660	52,800
Expiration: 12/20/2024; Exercise Price: $400.00	4,372,375	175	10,588
Total Call Options			63,388

Put Options - 2.8%
Tesla, Inc.
Expiration: 11/01/2024; Exercise Price: $247.50	2,248,650	90	15,975
Expiration: 11/01/2024; Exercise Price: $235.00	18,613,825	745	8,567
Expiration: 11/08/2024; Exercise Price: $225.00	3,997,600	160	22,720
Expiration: 12/20/2024; Exercise Price: $220.00	22,611,425	905	604,088
Total Put Options			651,350
TOTAL PURCHASED OPTIONS (Cost $1,511,102)			714,738

SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 9.2%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		2,117,913	2,117,913
TOTAL SHORT-TERM INVESTMENTS (Cost $2,117,913)			2,117,913

TOTAL INVESTMENTS - 104.9% (Cost $24,990,357)			24,211,821
Liabilities in Excess of Other Assets - (4.9)%			(1,127,667)
TOTAL NET ASSETS - 100.0%			$23,084,154

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	26

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax Short TSLA Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (16.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (14.9)%
Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $220.02	$(22,611,425)	(905)	$(3,438,409)

Put Options - (1.1)%
Tesla, Inc.
Expiration: 11/01/2024; Exercise Price: $247.50	(20,862,475)	(835)	(148,212)
Expiration: 11/08/2024; Exercise Price: $245.00	(3,997,600)	(160)	(103,200)
Total Put Options			(251,412)
TOTAL WRITTEN OPTIONS (Premiums received $2,897,667)			$(3,689,821)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax SMCI Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 77.7%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$2,260,000	$2,256,595
2.63%, 04/15/2025 (a)		2,269,000	2,251,169
3.00%, 07/15/2025 (a)		2,270,000	2,249,760
3.88%, 01/15/2026 (a)		2,260,000	2,250,113
TOTAL U.S. TREASURY SECURITIES (Cost $9,017,903)			9,007,637

PURCHASED OPTIONS - 6.0% (b)(c)(d)(g)	Notional Amount	Contracts
Call Options - 6.0%
Super Micro Computer, Inc.
Expiration: 11/01/2024; Exercise Price: $58.00	$4,439,275	1,525	3,813
Expiration: 11/01/2024; Exercise Price: $57.50	3,493,200	1,200	3,000
Expiration: 11/08/2024; Exercise Price: $33.00	10,697,925	3,675	689,062
TOTAL PURCHASED OPTIONS (Cost $1,502,225)			695,875

SHORT-TERM INVESTMENTS - 50.8%
Money Market Funds - 50.8%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)(f)		5,886,997	5,886,997
TOTAL SHORT-TERM INVESTMENTS (Cost $5,886,997)			5,886,997

TOTAL INVESTMENTS - 134.5% (Cost $16,407,125)			15,590,509
Liabilities in Excess of Other Assets - (34.5)%			(3,994,463)
TOTAL NET ASSETS - 100.0%			$11,596,046

The accompanying notes are an integral part of these financial statements.	27

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	Non-income producing security.

YieldMax SMCI Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (17.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Super Micro Computer, Inc.
Expiration: 11/01/2024; Exercise Price: $38.00	$(2,765,450)	(950)	$(2,375)
Expiration: 11/01/2024; Exercise Price: $50.00	(7,932,475)	(2,725)	(6,813)
Total Call Options			(9,188)

Put Options - (17.1)%
Super Micro Computer, Inc., Expiration: 11/08/2024; Exercise Price: $33.01	(10,115,725)	(3,475)	(1,978,976)
TOTAL WRITTEN OPTIONS (Premiums received $1,521,538)			$(1,988,164)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax SNOW Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 90.2%		Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)		$3,326,000	$3,320,989
2.63%, 04/15/2025 (a)		4,064,000	4,032,063
3.00%, 07/15/2025 (a)		4,675,000	4,633,317
3.88%, 01/15/2026 (a)		4,955,000	4,933,322
TOTAL U.S. TREASURY SECURITIES (Cost $16,881,104)			16,919,691

PURCHASED OPTIONS - 6.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 6.1%
Snowflake, Inc.
Expiration: 11/01/2024; Exercise Price: $124.00	$16,224,066	1,413	11,304
Expiration: 11/01/2024; Exercise Price: $122.00	975,970	85	1,275
Expiration: 11/08/2024; Exercise Price: $123.00	1,263,020	110	13,970
Expiration: 12/20/2024; Exercise Price: $125.00	18,750,106	1,633	1,118,605
TOTAL PURCHASED OPTIONS (Cost $2,036,747)			1,145,154

The accompanying notes are an integral part of these financial statements.	28

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 8.9%	Shares
First American Government Obligations Fund - Class X, 4.78% (e)	1,673,948	1,673,948
TOTAL SHORT-TERM INVESTMENTS (Cost $1,673,948)		1,673,948

TOTAL INVESTMENTS - 105.2% (Cost $20,591,799)		19,738,793
Liabilities in Excess of Other Assets - (5.2)%		(983,176)
TOTAL NET ASSETS - 100.0%		$18,755,617

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax SNOW Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (14.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Snowflake, Inc.
Expiration: 11/01/2024; Exercise Price: $117.00	$(975,970)	(85)	$(8,160)
Expiration: 11/01/2024; Exercise Price: $119.00	(16,224,066)	(1,413)	(68,530)
Expiration: 11/01/2024; Exercise Price: $123.00	(287,050)	(25)	(250)
Expiration: 11/08/2024; Exercise Price: $118.00	(1,263,020)	(110)	(29,865)
Total Call Options			(106,805)

Put Options - (13.9)%
Snowflake, Inc., Expiration: 12/20/2024; Exercise Price: $125.01	(18,750,106)	(1,633)	(2,612,238)
TOTAL WRITTEN OPTIONS (Premiums received $2,221,180)			$(2,719,043)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax SQ Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 87.4%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)	$4,859,000	$4,851,679
2.63%, 04/15/2025 (a)	13,267,000	13,162,743
3.00%, 07/15/2025 (a)	12,642,000	12,529,281
3.88%, 01/15/2026 (a)	13,443,000	13,384,187
TOTAL U.S. TREASURY SECURITIES (Cost $43,820,470)		43,927,890

The accompanying notes are an integral part of these financial statements.	29

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

PURCHASED OPTIONS - 14.2% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 14.2%
Block, Inc.
Expiration: 11/01/2024; Exercise Price: $80.00	$47,044,160	6,505	3,253
Expiration: 11/01/2024; Exercise Price: $78.00	2,856,640	395	197
Expiration: 12/20/2024; Exercise Price: $65.00	49,900,800	6,900	7,141,500
TOTAL PURCHASED OPTIONS (Cost $6,002,040)			7,144,950

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		749,034	749,034
TOTAL SHORT-TERM INVESTMENTS (Cost $749,034)			749,034

TOTAL INVESTMENTS - 103.1% (Cost $50,571,544)			51,821,874
Liabilities in Excess of Other Assets - (3.1)%			(1,548,004)
TOTAL NET ASSETS - 100.0%			$50,273,870

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax SQ Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (4.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Block, Inc., Expiration: 11/01/2024; Exercise Price: $74.00	$(49,900,800)	(6,900)	$(151,800)

Put Options - (3.8)%
Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.01	(49,900,800)	(6,900)	(1,918,070)
TOTAL WRITTEN OPTIONS (Premiums received $4,026,826)			$(2,069,870)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax TSLA Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 106.5%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)	$226,722,000	$226,380,409
2.63%, 04/15/2025 (a)	217,384,000	215,675,712
3.00%, 07/15/2025 (a)	221,487,000	219,512,176
3.88%, 01/15/2026 (a)	219,862,000	218,900,104
TOTAL U.S. TREASURY SECURITIES (Cost $878,208,124)		880,468,401

The accompanying notes are an integral part of these financial statements.	30

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

PURCHASED OPTIONS - 4.6% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 4.6%
Tesla, Inc.
Expiration: 11/08/2024; Exercise Price: $275.00	$862,057,455	34,503	5,641,240
Expiration: 11/15/2024; Exercise Price: $255.00	829,202,180	33,188	30,449,990
Expiration: 11/15/2024; Exercise Price: $245.00	32,855,275	1,315	1,850,863
TOTAL PURCHASED OPTIONS (Cost $91,726,208)			37,942,093

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		17,329,441	17,329,441
TOTAL SHORT-TERM INVESTMENTS (Cost $17,329,441)			17,329,441

TOTAL INVESTMENTS - 113.2% (Cost $987,263,773)			935,739,935
Liabilities in Excess of Other Assets - (13.2)%			(109,158,928)
TOTAL NET ASSETS - 100.0%			$826,581,007

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax TSLA Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (7.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.0)%
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $260.00	$(862,057,455)	(34,503)	$(16,906,470)

Put Options - (5.7)%
Tesla, Inc.
Expiration: 11/15/2024; Exercise Price: $245.01	(32,855,275)	(1,315)	(1,141,951)
Expiration: 11/15/2024; Exercise Price: $255.01	(829,202,180)	(33,188)	(45,645,590)
Total Put Options			(46,787,541)
TOTAL WRITTEN OPTIONS (Premiums received $103,052,354)			$(63,694,011)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax TSM Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 68.6%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)	$3,998,000	$3,991,976
2.63%, 04/15/2025 (a)	4,017,000	3,985,433
3.00%, 07/15/2025 (a)	4,019,000	3,983,166

The accompanying notes are an integral part of these financial statements.	31

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

3.88%, 01/15/2026 (a)		4,000,000	3,982,500
TOTAL U.S. TREASURY SECURITIES (Cost $15,954,269)			15,943,075

PURCHASED OPTIONS - 6.1% (b)(c)(d)(f)	Notional Amount	Contracts
Call Options - 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 11/08/2024; Exercise Price: $207.50	$17,453,464	916	94,806
Expiration: 11/08/2024; Exercise Price: $205.00	2,572,290	135	18,630
Expiration: 11/08/2024; Exercise Price: $210.00	3,239,180	170	13,260
Expiration: 11/15/2024; Exercise Price: $185.00	23,264,934	1,221	1,288,155
TOTAL PURCHASED OPTIONS (Cost $2,023,268)			1,414,851

SHORT-TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%		Shares
First American Government Obligations Fund - Class X, 4.78% (e)		5,131,638	5,131,638
TOTAL SHORT-TERM INVESTMENTS (Cost $5,131,638)			5,131,638

TOTAL INVESTMENTS - 96.8% (Cost $23,109,175)			22,489,564
Other Assets in Excess of Liabilities - 3.2%			742,050
TOTAL NET ASSETS - 100.0%			$23,231,614

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)	Non-income producing security.

YieldMax TSM Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (4.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.6)%
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 11/08/2024; Exercise Price: $195.00	$(2,572,290)	(135)	$(53,662)
Expiration: 11/08/2024; Exercise Price: $197.50	(17,453,464)	(916)	(286,250)
Expiration: 11/08/2024; Exercise Price: $200.00	(3,239,180)	(170)	(40,630)
Total Call Options			(380,542)

Put Options - (2.4)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/15/2024; Exercise Price: $185.01	(23,264,934)	(1,221)	(547,490)
TOTAL WRITTEN OPTIONS (Premiums received $902,790)			$(928,032)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	32

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

YieldMax Ultra Option Income Strategy ETF

Schedule of Investments

October 31, 2024

COMMON STOCKS - 69.1%	Shares	Value
Auto Manufacturers - 2.4%
Tesla, Inc. (a)(b)	20,000	$4,997,000

Biotechnology - 7.6%
Novavax, Inc. (a)(b)	800,000	7,688,000
Viking Therapeutics, Inc. (a)(b)	110,000	7,979,400
		15,667,400

Chemicals - 4.2%
Calumet, Inc. (a)(b)	400,000	8,532,000

Diversified Financial Services - 4.9%
Coinbase Global, Inc. - Class A (a)(b)	23,000	4,122,750
Upstart Holdings, Inc. (a)(b)	120,000	5,841,600
		9,964,350

Electrical Components & Equipment - 3.9%
American Superconductor Corp. (a)(b)	325,000	7,969,000

Energy-Alternate Sources - 5.6%
Enphase Energy, Inc. (a)(b)	80,000	6,643,200
First Solar, Inc. (a)(b)	25,000	4,862,000
		11,505,200

Internet - 1.6%
Trump Media & Technology Group Corp. (a)(b)	95,000	3,357,300

Investment Companies - 4.5%
MARA Holdings, Inc. (a)(b)	550,000	9,223,500

Machinery-Construction & Mining - 4.7%
NuScale Power Corp. (a)(b)	500,000	9,570,000

Real Estate - 4.3%
Redfin Corp. (a)(b)	850,000	8,814,500

Retail - 4.4%
Sweetgreen, Inc. - Class A (a)(b)	250,000	9,025,000

Semiconductors - 5.4%
NVIDIA Corp. (b)	84,000	11,151,840

Software - 12.6%
MicroStrategy, Inc. - Class A (a)(b)	35,000	8,557,500
Palantir Technologies, Inc. - Class A (a)(b)	200,000	8,312,000
Unity Software, Inc. (a)(b)	450,000	9,036,000
		25,905,500

Telecommunications - 3.0%
EchoStar Corp. - Class A (a)(b)	250,000	6,265,000
TOTAL COMMON STOCKS (Cost $134,945,579)		141,947,590

The accompanying notes are an integral part of these financial statements.	33

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

EXCHANGE TRADED FUNDS - 14.8%(b)
Direxion Daily S&P Biotech Bull 3X Shares	70,000	8,370,600
Direxion Daily Small Cap Bull 3X Shares	260,000	10,855,000
ProShares UltraPro QQQ	160,000	11,112,000
TOTAL EXCHANGE TRADED FUNDS (Cost $30,170,853)		30,337,600

PURCHASED OPTIONS - 2.9%(a)(b)(c)(d)	Notional Amount	Contracts
Call Options - 0.9%
Amazon.com, Inc., Expiration: 11/08/2024; Exercise Price: $207.50	$37,280,000	2,000	274,000
Apple, Inc., Expiration: 11/08/2024; Exercise Price: $245.00	45,182,000	2,000	114,000
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $232.50	4,122,750	230	15,755
Hims & Hers Health, Inc., Expiration: 11/08/2024; Exercise Price: $18.00	6,778,800	3,600	810,000
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $460.00	20,317,500	500	3,250
Novavax, Inc., Expiration: 11/08/2024; Exercise Price: $13.00	7,688,000	8,000	108,000
NuScale Power Corp.
Expiration: 11/08/2024; Exercise Price: $25.00	4,785,000	2,500	125,000
Expiration: 11/08/2024; Exercise Price: $26.00	4,785,000	2,500	100,000
NVIDIA Corp.
Expiration: 11/01/2024; Exercise Price: $155.00	11,151,840	840	1,260
Expiration: 11/08/2024; Exercise Price: $152.50	11,151,840	840	18,480
Redfin Corp., Expiration: 11/08/2024; Exercise Price: $12.50	8,814,500	8,500	191,250
Upstart Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $62.00	5,841,600	1,200	199,800
Total Call Options			1,960,795

Put Options - 2.0%
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price:
$145.00	4,466,170	310	148,800
Amazon.com, Inc., Expiration: 11/08/2024; Exercise Price: $170.00	37,280,000	2,000	391,000
American Superconductor Corp., Expiration: 11/15/2024; Exercise Price:
$19.00	7,969,000	3,250	40,625
Apple, Inc., Expiration: 11/08/2024; Exercise Price: $212.50	45,182,000	2,000	311,000
First Solar, Inc., Expiration: 11/15/2024; Exercise Price: $180.00	4,862,000	250	230,000
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $410.00	20,317,500	500	446,250
Novavax, Inc., Expiration: 11/08/2024; Exercise Price: $8.50	7,688,000	8,000	288,000
NuScale Power Corp., Expiration: 11/01/2024; Exercise Price: $14.00	9,570,000	5,000	12,501
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price:
$40.00	8,312,000	2,000	417,000
Talen Energy Corp., Expiration: 11/15/2024; Exercise Price: $155.00	5,078,080	280	106,400
Trump Media & Technology Group Corp., Expiration: 11/15/2024;
Exercise Price: $45.00	3,357,300	950	1,645,875
Total Put Options			4,037,451
TOTAL PURCHASED OPTIONS (Cost $6,305,404)			5,998,246

SHORT-TERM INVESTMENTS - 14.5%

Money Market Funds - 14.5%	Shares
First American Government Obligations Fund - Class X, 4.78% (e)	29,718,480	29,718,480
TOTAL SHORT-TERM INVESTMENTS (Cost $29,718,480)		29,718,480

TOTAL INVESTMENTS - 101.3% (Cost $201,140,316)		208,001,916
Liabilities in Excess of Other Assets - (1.3)%		(2,571,040)
TOTAL NET ASSETS - 100.0%		$205,430,876

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	34

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

YieldMax Ultra Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (4.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (3.2)%

Amazon.com, Inc., Expiration: 11/08/2024; Exercise Price: $202.50	$(37,280,000)	(2,000)	$(443,000)
American Superconductor Corp., Expiration: 11/15/2024; Exercise Price:
$27.00	(7,969,000)	(3,250)	(292,500)
Apple, Inc., Expiration: 11/08/2024; Exercise Price: $240.00	(45,182,000)	(2,000)	(232,000)
Calumet, Inc., Expiration: 11/15/2024; Exercise Price: $23.00	(8,532,000)	(4,000)	(430,000)
Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $210.00	(4,122,750)	(230)	(56,005)
Direxion Daily S&P Biotech Bull 3X Shares, Expiration: 11/01/2024;
Exercise Price: $125.00	(8,370,600)	(700)	(44,800)
Direxion Daily Small Cap Bull 3X Shares, Expiration: 11/08/2024;
Exercise Price: $46.50	(10,855,000)	(2,600)	(269,100)
EchoStar Corp., Expiration: 11/15/2024; Exercise Price: $28.00	(6,265,000)	(2,500)	(176,250)
Enphase Energy, Inc., Expiration: 11/01/2024; Exercise Price: $83.00	(6,643,200)	(800)	(90,800)
First Solar, Inc., Expiration: 11/15/2024; Exercise Price: $220.00	(4,862,000)	(250)	(208,125)
Hims & Hers Health, Inc., Expiration: 11/08/2024; Exercise Price: $24.00	(6,778,800)	(3,600)	(144,000)
MARA Holdings, Inc., Expiration: 11/01/2024; Exercise Price: $19.50	(9,223,500)	(5,500)	(8,250)
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $455.00	(20,317,500)	(500)	(5,000)
MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $250.00	(8,557,500)	(350)	(107,800)
Novavax, Inc., Expiration: 11/08/2024; Exercise Price: $10.50	(7,688,000)	(8,000)	(424,000)
NuScale Power Corp.
Expiration: 11/08/2024; Exercise Price: $21.00	(4,785,000)	(2,500)	(300,000)
Expiration: 11/08/2024; Exercise Price: $22.50	(4,785,000)	(2,500)	(206,250)
NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $144.00	(11,151,840)	(840)	(73,080)
Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $50.00	(8,312,000)	(2,000)	(103,000)
ProShares UltraPro QQQ, Expiration: 11/08/2024; Exercise Price: $76.00	(11,112,000)	(1,600)	(177,600)
Redfin Corp., Expiration: 11/08/2024; Exercise Price: $11.00	(8,814,500)	(8,500)	(510,000)
Sweetgreen, Inc., Expiration: 11/15/2024; Exercise Price: $39.00	(9,025,000)	(2,500)	(700,000)
Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $265.00	(4,997,000)	(200)	(70,000)
Trump Media & Technology Group Corp., Expiration: 11/15/2024;
Exercise Price: $65.00	(3,357,300)	(950)	(372,875)
Unity Software, Inc., Expiration: 11/08/2024; Exercise Price: $23.00	(9,036,000)	(4,500)	(261,000)
Upstart Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $55.00	(5,841,600)	(1,200)	(372,000)
Viking Therapeutics, Inc., Expiration: 11/08/2024; Exercise Price: $80.00	(7,979,400)	(1,100)	(478,500)
Total Call Options			(6,555,935)

Put Options - (1.2)%
Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price:
$160.00	(4,466,170)	(310)	(499,875)
Amazon.com, Inc., Expiration: 11/08/2024; Exercise Price: $175.00	(37,280,000)	(2,000)	(625,000)
Apple, Inc., Expiration: 11/08/2024; Exercise Price: $217.50	(45,182,000)	(2,000)	(497,000)
Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $415.00	(20,317,500)	(500)	(628,750)
Talen Energy Corp., Expiration: 11/15/2024; Exercise Price: $175.00	(5,078,080)	(280)	(261,800)
Trump Media & Technology Group Corp., Expiration: 11/15/2024;
Exercise Price: $20.00	(353,400)	(100)	(30,450)
Total Put Options			(2,542,875)
TOTAL WRITTEN OPTIONS (Premiums received $11,891,236)			$(9,098,810)
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	35

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax Universe Fund of Option Income ETFs

Schedule of Investments

October 31, 2024

EXCHANGE TRADED FUNDS - 94.2% (a)	Shares	Value
YieldMax AAPL Option Income Strategy ETF	764,812	$13,238,896
YieldMax ABNB Option Income Strategy ETF	848,957	13,873,570
YieldMax AI Option Income Strategy ETF	1,488,587	12,504,131
YieldMax AMD Option Income Strategy ETF	1,049,838	13,217,460
YieldMax AMZN Option Income Strategy ETF	714,681	13,335,947
YieldMax BABA Option Income Strategy ETF	657,348	13,850,322
YieldMax COIN Option Income Strategy ETF	995,150	12,349,812
YieldMax DIS Option Income Strategy ETF	859,831	13,606,224
YieldMax Gold Miners Option Income Strategy ETF	772,356	13,415,824
YieldMax GOOGL Option Income Strategy ETF	926,800	13,911,268
YieldMax Innovation Option Income Strategy ETF	1,367,266	13,207,790
YieldMax JPM Option Income Strategy ETF	771,987	14,119,642
YieldMax META Option Income Strategy ETF	731,426	14,335,950
YieldMax MRNA Option Income Strategy ETF	1,998,868	14,471,804
YieldMax MSFT Option Income Strategy ETF	736,656	13,701,802
YieldMax MSTR Option Income Strategy ETF	457,542	13,264,143
YieldMax NFLX Option Income Strategy ETF	785,326	13,963,096
YieldMax NVDA Option Income Strategy ETF	536,436	13,335,799
YieldMax PYPL Option Income Strategy ETF	778,273	13,853,259
YieldMax SNOW Option Income Strategy ETF	837,773	13,368,930
YieldMax SQ Option Income Strategy ETF	734,156	13,134,051
YieldMax TSLA Option Income Strategy ETF	1,233,947	14,733,321
YieldMax TSM Option Income Strategy ETF	652,168	12,893,361
YieldMax XOM Option Income Strategy ETF	823,990	13,447,517
TOTAL EXCHANGE TRADED FUNDS (Cost $332,187,583)		325,133,919

PURCHASED OPTIONS - 0.0%(b(c)(d)(e)(i)	Notional Amount	Contracts
Call Options - 0.0%(a)
ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $27.00
(b)(c)(d)	$14,075,040	7,080	35,400
TOTAL PURCHASED OPTIONS (Cost $20,374)			35,400

SHORT-TERM INVESTMENTS - 6.0%

Money Market Funds - 4.5%	Shares
First American Government Obligations Fund - Class X, 4.78% (f)	15,560,417	15,560,417

U.S. Treasury Bills - 1.5%	Par
4.72%, 11/19/2024 (g)(h)	$5,350,000	5,337,626
TOTAL SHORT-TERM INVESTMENTS (Cost $20,897,863)		20,898,043

TOTAL INVESTMENTS - 100.2% (Cost $353,105,820)		346,067,362
Liabilities in Excess of Other Assets - (0.2)%		(697,169)
TOTAL NET ASSETS - 100.0%		$345,370,193

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 6.

(b)	Represents less than 0.05% of net assets.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(d)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	36

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

(e)	100 shares per contract.

(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(g)	The rate shown is the effective yield as of October 31, 2024.

(h)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.

(i)	Non-income producing security.

YieldMax Universe Fund of Option Income ETFs

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (1.7)% (b)(c)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
ProShares Bitcoin ETF
Expiration: 11/08/2024; Exercise Price: $20.50	$(894,600)	(450)	$(11,700)
Expiration: 11/08/2024; Exercise Price: $22.50	(13,180,440)	(6,630)	(59,670)
Total Call Options			(71,370)

Put Options - (1.7)%
ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $27.01	(14,075,040)	(7,080)	(5,787,026)
TOTAL WRITTEN OPTIONS (Premiums received $7,223,195)			$(5,858,396)
Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

YieldMax XOM Option Income Strategy ETF

Schedule of Investments

October 31, 2024

U.S. TREASURY SECURITIES - 90.4%	Par	Value
United States Treasury Note/Bond
0.75%, 11/15/2024 (a)	$4,891,000	$4,883,631
2.63%, 04/15/2025 (a)	8,045,000	7,981,779
3.00%, 07/15/2025 (a)	7,810,000	7,740,364
3.88%, 01/15/2026 (a)	8,548,000	8,510,603
TOTAL U.S. TREASURY SECURITIES (Cost $29,031,181)		29,116,377

PURCHASED OPTIONS - 3.5% (b)(c)(d)(g)	Notional Amount	Contracts
Call Options - 3.5%
Exxon Mobil Corp.
Expiration: 11/01/2024; Exercise Price: $124.00	$30,654,750	2,625	19,687
Expiration: 11/01/2024; Exercise Price: $125.00	467,120	40	120
Expiration: 11/08/2024; Exercise Price: $122.00	1,109,410	95	7,600
Expiration: 11/15/2024; Exercise Price: $115.00	32,231,280	2,760	1,104,000
TOTAL PURCHASED OPTIONS (Cost $1,719,140)			1,131,407

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%	Shares
First American Government Obligations Fund - Class X, 4.78% (e)	1,974,615	1,974,615
TOTAL SHORT-TERM INVESTMENTS (Cost $1,974,615)		1,974,615

TOTAL INVESTMENTS - 100.0% (Cost $32,724,936)		32,222,399
Other Assets in Excess of Liabilities - 0.0% (f)		10,024
TOTAL NET ASSETS - 100.0%		$32,232,423

The accompanying notes are an integral part of these financial statements.	37

Schedules of Investments & Written Options Contracts	YieldMax ETFs

October 31, 2024

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged to the broker in connection with options as of October 31, 2024.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

(f)	Represents less than 0.05% of net assets.

(g)	Non-income producing security.

YieldMax XOM Option Income Strategy ETF

Schedule of Written Options

October 31, 2024

WRITTEN OPTIONS - (2.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Exxon Mobil Corp.
Expiration: 11/01/2024; Exercise Price: $121.00	$(31,121,870)	(2,665)	$(63,960)
Expiration: 11/08/2024; Exercise Price: $119.00	(1,109,410)	(95)	(15,580)
Total Call Options			(79,540)

Put Options - (2.0)%
Exxon Mobil Corp., Expiration: 11/15/2024; Exercise Price: $115.01	(32,231,280)	(2,760)	(656,138)
TOTAL WRITTEN OPTIONS (Premiums received $1,216,825)			$(735,678)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	38

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2024

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF

ASSETS:
Investments, at value (Note 2)	$89,823,457	$15,578,567	$35,001,705	$134,264,809	$187,737,132
Deposit at broker for options	4,031,916	2,027,576	–	234,410	223,903
Receivable for fund shares sold	1,736,410	–	1,463,175	3,771,720	–
Interest receivable	495,222	84,828	231,284	792,860	1,178,027
Receivable for ETF transaction fees	347	–	293	754	–
Receivable for investments sold	–	–	–	732,756	–
Total assets	96,087,352	17,690,971	36,696,457	139,797,309	189,139,062

LIABILITIES:
Written option contracts, at value	3,547,215	935,508	2,268,144	18,441,910	10,058,713
Due to broker for options	–	–	128,315	–	–
Payable to adviser (Note 4)	76,005	12,461	27,750	99,816	150,668
Payable for investments purchased	–	–	–	34,878	–
Total liabilities	3,623,220	947,969	2,424,209	18,576,604	10,209,381
NET ASSETS	$92,464,132	$16,743,002	$34,272,248	$121,220,705	$178,929,681

NET ASSETS CONSISTS OF:
Paid-in capital	$93,533,854	$16,815,308	$44,915,416	$138,196,985	$180,983,489
Total accumulated losses	(1,069,722)	(72,306)	(10,643,168)	(16,976,280)	(2,053,808)
Total net assets	$92,464,132	$16,743,002	$34,272,248	$121,220,705	$178,929,681

Net assets	$92,464,132	$16,743,002	$34,272,248	$121,220,705	$178,929,681
Shares issued and outstanding	5,325,000	1,025,000	4,100,000	9,650,000	9,600,000
Net asset value per share	$17.36	$16.33	$8.36	$12.56	$18.64

COST:
Investments, at cost	$90,595,343	$15,391,124	$35,578,391	$143,841,862	$189,656,723

PROCEEDS:
Written options premium	$3,809,319	$1,262,563	$3,741,935	$12,432,181	$12,383,477
(a)	Unlimited shares authorized without par value.

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF	YieldMax Gold Miners Option Income Strategy ETF

ASSETS:
Investments, at value (Note 2)	$20,080,045	$53,228,416	$739,330,857	$22,143,600	$30,709,754
Deposit at broker for options	3,054,603	13,134,549	33,632,046	161,110	1,171,547
Receivable for fund shares sold	525,375	–	21,007,223	790,465	862,755
Receivable for investments sold	–	–	8,804,582	–	–
Interest receivable	130,331	349,189	4,868,254	107,568	186,694
Receivable for ETF transaction fees	105	–	4,201	158	173
Total assets	23,790,459	66,712,154	807,647,163	23,202,901	32,930,923

LIABILITIES:
Written option contracts, at value	2,758,061	16,059,763	148,729,755	657,248	1,489,248
Payable to adviser (Note 4)	16,380	47,174	570,872	17,148	24,964
Payable for investments purchased	–	–	3,111,924	–	–
Distributions payable	–	2,518,875	–	–	–
Broker expense payable	–	256,812	–	–	–
Total liabilities	2,774,441	18,882,624	152,412,551	674,396	1,514,212
NET ASSETS	$21,016,018	$47,829,530	$655,234,612	$22,528,505	$31,416,711

The accompanying notes are an integral part of these financial statements.	39

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2024

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF	YieldMax Gold Miners Option Income Strategy ETF
NET ASSETS CONSISTS OF:
Paid-in capital	$21,846,892	$50,276,684	$787,340,832	$23,914,681	$32,100,647
Total accumulated losses	(830,874)	(2,447,154)	(132,106,220)	(1,386,176)	(683,936)
Total net assets	$21,016,018	$47,829,530	$655,234,612	$22,528,505	$31,416,711

Net assets	$21,016,018	$47,829,530	$655,234,612	$22,528,505	$31,416,711
Shares issued and outstanding	1,000,000	3,750,000	53,575,000	1,425,000	1,825,000
Net asset value per share	$21.02	$12.75	$12.23	$15.81	$17.21

COST:
Investments, at cost	$21,486,419	$53,375,910	$793,564,582	$21,921,742	$31,249,704

PROCEEDS:
Written options premium	$1,811,385	$25,098,363	$81,829,165	$865,114	$2,072,051
(a)	Unlimited shares authorized without par value.

	YieldMax GOOGL Option Income Strategy ETF	YieldMax Innovation Option Income Strategy ETF	YieldMax JPM Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETFs	YieldMax META Option Income Strategy ETF
ASSETS:
Investments in unaffiliates, at value (Note 2)	$72,067,283	$56,960,307	$26,134,231	$1,881,787	$123,072,423
Investments in affiliates, at fair value (Note 6)	–	–	–	180,288,364	–
Receivable for fund shares sold	1,877,063	1,451,835	911,460	–	9,145,888
Interest receivable	426,327	317,672	156,634	7,864	720,133
Deposit at broker for options	119,925	25,246	327,970	–	273,722
Receivable for ETF transaction fees	375	290	182	–	1,829
Receivable for investments sold	–	–	48,706	–	1,791,742
Dividends receivable	–	–	–	2,030,935	–
Total assets	74,490,973	58,755,350	27,579,183	184,208,950	135,005,737

LIABILITIES:
Written option contracts, at value	1,749,396	2,722,617	1,092,174	–	5,444,097
Distributions payable	1,734,660	1,542,855	–	1,497,440	–
Payable to adviser (Note 4)	55,320	45,484	20,321	40,721	93,776
Payable for investments purchased	–	–	38,527	–	1,022,718
Total liabilities	3,539,376	4,310,956	1,151,022	1,538,161	6,560,591
NET ASSETS	$70,951,597	$54,444,394	$26,428,161	$182,670,789	$128,445,146

NET ASSETS CONSISTS OF:
Paid-in capital	$72,544,955	$63,339,160	$26,750,303	$186,892,063	$130,297,604
Total accumulated losses	(1,593,358)	(8,894,766)	(322,142)	(4,221,274)	(1,852,458)
Total net assets	$70,951,597	$54,444,394	$26,428,161	$182,670,789	$128,445,146

Net assets	$70,951,597	$54,444,394	$26,428,161	$182,670,789	$128,445,146
Shares issued and outstanding	4,725,000	5,625,000	1,450,000	9,800,000	6,650,000
Net asset value per share	$15.02	$9.68	$18.23	$18.64	$19.32

COST:
Investments in unaffiliates, at cost	$70,186,949	$57,872,457	$26,267,088	$1,881,787	$124,899,732
Investments in affiliates, at cost	$–	$–	$–	$182,933,137	$–

PROCEEDS:
Written options premium	$4,571,957	$4,263,451	$989,345	$–	$8,610,351
(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	40

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2024

	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$30,188,830	$83,947,318	$67,211,477	$52,904,724	$1,290,544,226
Receivable for fund shares sold	544,117	925,405	–	–	38,492,390
Deposit at broker for options	527,489	52,508	840,415,755	227,271	277,719
Interest receivable	186,147	542,690	61,914	293,268	7,800,656
Receivable for ETF transaction fees	109	185	–	–	7,699
Receivable for investments sold	–	653,989	–	–	22,623,133
Total assets	31,446,692	86,122,095	907,689,146	53,425,263	1,359,745,823

LIABILITIES:
Written option contracts, at value	2,585,457	5,060,759	94,070,609	1,918,450	103,666,850
Payable to adviser (Note 4)	20,121	65,496	551,261	41,862	1,005,049
Payable for investments purchased	–	146,806	–	–	10,286,096
Total liabilities	2,605,578	5,273,061	94,621,870	1,960,312	114,957,995
NET ASSETS	$28,841,114	$80,849,034	$813,067,276	$51,464,951	$1,244,787,828

NET ASSETS CONSISTS OF:
Paid-in capital	$47,660,246	$85,860,604	$799,022,245	$51,598,061	$1,244,169,267
Total distributable earnings/(accumulated losses)	(18,819,132)	(5,011,570)	14,045,031	(133,110)	618,561
Total net assets	$28,841,114	$80,849,034	$813,067,276	$51,464,951	$1,244,787,828

Net assets	$28,841,114	$80,849,034	$813,067,276	$51,464,951	$1,244,787,828
Shares issued and outstanding	3,975,000	4,350,000	27,975,000	2,900,000	50,025,000
Net asset value per share	$7.26	$18.59	$29.06	$17.75	$24.88

COST:
Investments, at cost	$30,296,045	$87,357,144	$102,829,398	$53,030,251	$1,289,734,410

PROCEEDS:
Written options premium	$2,762,042	$3,860,650	$96,970,355	$2,367,176	$112,879,935
(a)	Unlimited shares authorized without par value.

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF	YieldMax Short NVDA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$5,487,390	$46,585,377	$52,069,091	$6,121,133	$12,074,903
Interest receivable	29,218	279,991	296,234	38,699	77,632
Deposit at broker for options	107,694	245,487	–	408,941	575,993
Receivable for fund shares sold	1,233,640	–	–	–	–
Receivable for ETF transaction fees	247	–	843	–	–
Total assets	6,858,189	47,110,855	52,366,168	6,568,773	12,728,528

LIABILITIES:
Written option contracts, at value	695,201	1,878,331	3,893,767	513,213	2,099,017
Due to broker for options	–	–	4,193,674	–	–
Payable to adviser (Note 4)	2,343	32,827	27,663	4,465	8,496
Payable for fund shares redeemed	–	–	4,214,300	–	–
Total liabilities	697,544	1,911,158	12,329,404	517,678	2,107,513
NET ASSETS	$6,160,645	$45,199,697	$40,036,764	$6,051,095	$10,621,015

The accompanying notes are an integral part of these financial statements.	41

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2024

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF	YieldMax Short NVDA Option Income Strategy ETF
NET ASSETS CONSISTS OF:
Paid-in capital	$6,340,311	$46,149,674	$43,299,073	$6,292,199	$12,355,352
Total accumulated losses	(179,666)	(949,977)	(3,262,309)	(241,104)	(1,734,337)
Total net assets	$6,160,645	$45,199,697	$40,036,764	$6,051,095	$10,621,015

Net assets	$6,160,645	$45,199,697	$40,036,764	$6,051,095	$10,621,015
Shares issued and outstanding(a)	125,000	2,550,000	2,375,000	325,000	700,000
Net asset value per share	$49.29	$17.73	$16.86	$18.62	$15.17

COST:
Investments, at cost	$5,469,556	$47,503,553	$48,688,951	$6,247,931	$12,526,053

PROCEEDS:
Written options premium	$684,889	$3,050,205	$4,519,140	$383,251	$1,269,018
(a)	Unlimited shares authorized without par value.

	YieldMax Short TSLA Option Income Strategy ETF	YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF	YieldMax SQ Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$24,211,821	$15,590,509	$19,738,793	$51,821,874	$935,739,935
Receivable for fund shares sold	562,445	828,463	798,120	–	2,981,275
Interest receivable	142,827	63,141	117,107	306,953	5,609,251
Receivable for ETF transaction fees	112	166	160	–	596
Receivable for investments sold	–	–	–	–	19,546,458
Deposit at broker for options	2,769,369	–	1,462,984	250,934	908,005
Total assets	27,686,574	16,482,279	22,117,164	52,379,761	964,785,520

LIABILITIES:
Written option contracts, at value	3,689,821	1,988,164	2,719,043	2,069,870	63,694,011
Payable for investments purchased	–	–	–	–	32,549,560
Due to broker for options	–	2,893,019	–	–	–
Payable to adviser (Note 4)	14,799	5,050	13,741	36,021	642,577
Distributions payable	897,800	–	628,763	–	41,318,365
Total liabilities	4,602,420	4,886,233	3,361,547	2,105,891	138,204,513
NET ASSETS	$23,084,154	$11,596,046	$18,755,617	$50,273,870	$826,581,007

NET ASSETS CONSISTS OF:
Paid-in capital	$25,560,943	$15,791,591	$20,322,794	$50,389,696	$970,368,347
Total accumulated losses	(2,476,789)	(4,195,545)	(1,567,177)	(115,826)	(143,787,340)
Total net assets	$23,084,154	$11,596,046	$18,755,617	$50,273,870	$826,581,007

Net assets	$23,084,154	$11,596,046	$18,755,617	$50,273,870	$826,581,007
Shares issued and outstanding(a)	2,050,000	350,000	1,175,000	2,825,000	69,275,000
Net asset value per share	$11.26	$33.13	$15.96	$17.80	$11.93

COST:
Investments, at cost	$24,990,357	$16,407,125	$20,591,799	$50,571,544	$987,263,773

PROCEEDS:
Written options premium	$2,897,667	$1,521,538	$2,221,180	$4,026,826	$103,052,354
(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	42

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2024

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
ASSETS:
Investments in unaffiliates, at value (Note 2)	$22,489,564	$208,001,916	$20,933,443	$32,222,399
Investments in affiliates, at value (Note 6)	–	–	325,133,919	–
Deposit at broker for options	34,526	6,668,237	6,479,753	418,931
Receivable for investments sold	–	–	–	31,715
Interest receivable	103,690	52,597	48,332	197,382
Receivable for fund shares sold	2,472,550	–	7,618,635	816,120
Dividends receivable	–	–	2,738,094	–
Receivable for ETF transaction fees	495	–	–	163
Total assets	25,100,825	214,722,750	362,952,176	33,686,710

LIABILITIES:
Written option contracts, at value	928,032	9,098,810	5,858,396	735,678
Payable for investments purchased	–	–	7,168,231	43,807
Payable to adviser (Note 4)	6,994	193,064	72,591	25,499
Distributions payable	934,185	–	4,482,765	649,303
Total liabilities	1,869,211	9,291,874	17,581,983	1,454,287
NET ASSETS	$23,231,614	$205,430,876	$345,370,193	$32,232,423

NET ASSETS CONSISTS OF:
Paid-in capital	$24,155,667	$211,091,745	$367,607,898	$32,768,166
Total accumulated losses	(924,053)	(5,660,869)	(22,237,705)	(535,743)
Total net assets	$23,231,614	$205,430,876	$345,370,193	$32,232,423

Net assets	$23,231,614	$205,430,876	$345,370,193	$32,232,423
Shares issued and outstanding(a)	1,175,000	20,775,000	20,400,000	1,975,000
Net asset value per share	$19.77	$9.89	$16.93	$16.32

COST:
Investments in unaffiliates, at cost	$23,109,175	$201,140,316	$20,918,237	$32,724,936
Investments in affiliates, at cost	$–	$–	$332,187,583	$–

PROCEEDS:
Written options premium	$902,790	$11,891,236	$7,223,195	$1,216,825
(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	43

Statements of Operations	YieldMax ETFs

For the Year/Periods Ended October 31, 2024

	YieldMax AAPL	YieldMax ABNB	YieldMax AI Option	YieldMax AMD	YieldMax AMZN
	Option Income	Option Income	Income Strategy	Option Income	Option Income
	Strategy ETF	Strategy ETF(a)	ETF(b)	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$3,246,199	$139,956	$1,290,608	$4,544,371	$5,077,261
Broker interest income	–	1,625	–	49,896	30,978
Total investment income	3,246,199	141,581	1,290,608	4,594,267	5,108,239
EXPENSES:
Investment advisory fee (Note 4)	657,628	32,776	244,540	859,191	995,743
Broker expenses	48,981	2,233	167,025	212,389	184,884
Income tax expense	–	–	564	–	–
Total expenses	706,609	35,009	412,129	1,071,580	1,180,627
NET INVESTMENT INCOME	2,539,590	106,572	878,479	3,522,687	3,927,612

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	11,073,178	739,703	(3,966,200)	9,973,573	6,993,055
Written option contracts expired or closed	(3,337,740)	(650,226)	(7,578,521)	(5,197,737)	(2,337,403)
Net realized gain/(loss)	7,735,438	89,477	(11,544,721)	4,775,836	4,655,652
Net change in unrealized appreciation/(depreciation) on:
Investments	1,393,358	187,443	(576,686)	(9,320,986)	(236,566)
Written option contracts	728,400	327,056	1,473,791	(5,760,818)	1,921,439
Net change in unrealized appreciation/(depreciation)	2,121,758	514,499	897,105	(15,081,804)	1,684,873
Net realized and unrealized gain/(loss)	9,857,196	603,976	(10,647,616)	(10,305,968)	6,340,525
NET INCREASE/(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS	$12,396,786	$710,548	$(9,769,137)	$(6,783,281)	$10,268,137

(a)	Inception date of the Fund was June 24, 2024.
(b)	Inception date of the Fund was November 27, 2023.

					YieldMax Gold
	YieldMax BABA	YieldMax Bitcoin	YieldMax COIN	YieldMax DIS	Miners Option
	Option Income	Option Income	Option Income	Option Income	Income Strategy
	Strategy ETF(a)	Strategy ETF(b)	Strategy ETF	Strategy ETF	ETF(c)
INVESTMENT INCOME:
Interest income	$97,938	$1,168,112	$23,374,535	$700,764	$421,839
Broker interest income	599	51,087	181,676	20,182	2,222
Total investment income	98,537	1,219,199	23,556,211	720,946	424,061
EXPENSES:
Investment advisory fee (Note 4)	23,702	213,117	4,383,746	137,608	86,898
Dividends expense	–	491,671	–	–	–
Broker expenses	1,887	317,964	1,004,548	44,903	7,758
Total expenses	25,589	1,022,752	5,388,294	182,511	94,656
NET INVESTMENT INCOME	72,948	196,447	18,167,917	538,435	329,405

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	3,307,903	(1,224,600)	105,427,828	(1,021,981)	531,346
Written option contracts expired or closed	(507,372)	(9,622,167)	(4,191,594)	(755,884)	(626,015)
Net realized gain/(loss)	2,800,531	(10,846,767)	101,236,234	(1,777,865)	(94,669)

The accompanying notes are an integral part of these financial statements.	44

Statements of Operations	YieldMax ETFs

For the Year/Periods Ended October 31, 2024

					YieldMax Gold
	YieldMax BABA	YieldMax Bitcoin	YieldMax COIN	YieldMax DIS	Miners Option
	Option Income	Option Income	Option Income	Option Income	Income Strategy
	Strategy ETF(a)	Strategy ETF(b)	Strategy ETF	Strategy ETF	ETF(c)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,406,374)	(147,493)	(52,364,745)	328,461	(539,950)
Written option contracts	(946,676)	9,038,599	(69,413,986)	169,228	582,803
Net change in unrealized appreciation/(depreciation)	(2,353,050)	8,891,106	(121,778,731)	497,689	42,853
Net realized and unrealized gain/(loss)	447,481	(1,955,661)	(20,542,497)	(1,280,176)	(51,816)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$520,429	$(1,759,214)	$(2,374,580)	$(741,741)	$277,589

(a)	Inception date of the Fund was August 7, 2024.
(b)	Inception date of the Fund was April 22, 2024.
(c)	Inception date of the Fund was May 20, 2024.

		YieldMax		YieldMax
	YieldMax GOOGL	Innovation Option	YieldMax JPM	Magnificent 7 Fund	YieldMax META
	Option Income	Income Strategy	Option Income	of Option Income	Option Income
	Strategy ETF	ETF	Strategy ETF	ETFs(a)	Strategy ETF
INVESTMENT INCOME:
Dividend income - affiliates	$–	$–	$–	$10,493,841	$–
Interest income	1,993,231	3,452,624	761,626	43,569	3,151,332
Broker interest income	19,617	29,991	12,844	–	21,752
Total investment income	2,012,848	3,482,615	774,470	10,537,410	3,173,084
EXPENSES:
Investment advisory fee (Note 4)	389,925	660,200	148,388	172,695	615,382
Broker expenses	82,840	9,184	28,075	–	44,319
Dividends expense	–	–	230	–	–
Total expenses	472,765	669,384	176,693	172,695	659,701
NET INVESTMENT INCOME	1,540,083	2,813,231	597,777	10,364,715	2,513,383

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments - unaffiliates	1,497,001	(8,421,349)	1,618,170	–	2,734,057
Investments in affiliates	–	–	–	703,694	–
Written option contracts expired or closed	(7,790,240)	(255,486)	(800,988)	–	15,588,194
Net realized gain/(loss)	(6,293,239)	(8,676,835)	817,182	703,694	18,322,251
Net change in unrealized appreciation/(depreciation) on:
Investments	3,393,165	7,100,529	(25,047)	–	(1,258,548)
Investments in affiliates	–	–	–	(2,644,773)	–
Written option contracts	2,944,874	11,719,764	7,940	–	2,842,210
Net change in unrealized appreciation/(depreciation)	6,338,039	18,820,293	(17,107)	(2,644,773)	1,583,662
Net realized and unrealized gain/(loss)	44,800	10,143,458	800,075	(1,941,079)	19,905,913
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,584,883	$12,956,689	$1,397,852	$8,423,636	$22,419,296

(a)	Inception date of the Fund was January 29, 2024.

The accompanying notes are an integral part of these financial statements.	45

Statements of Operations	YieldMax ETFs

For the Year/Periods Ended October 31, 2024

	YieldMax MRNA	YieldMax MSFT	YieldMax MSTR	YieldMax NFLX	YieldMax NVDA
	Option Income	Option Income	Option Income	Option Income	Option Income
	Strategy ETF	Strategy ETF	Strategy ETF(a)	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$1,061,891	$2,548,593	$597,848	$1,988,880	$26,903,326
Broker interest income	1,615	18,032	5,173,663	18,681	717,615
Total investment income	1,063,506	2,566,625	5,771,511	2,007,561	27,620,941
EXPENSES:
Investment advisory fee (Note 4)	199,582	498,418	2,012,519	387,804	5,370,370
Broker expenses	54,346	41,832	–	22,645	1,545,837
Total expenses	253,928	540,250	2,012,519	410,449	6,916,207
NET INVESTMENT INCOME	809,578	2,026,375	3,758,992	1,597,112	20,704,734

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(2,488,041)	1,337,178	178,788,567	3,573,702	177,746,030
Written option contracts expired or closed	(16,398,665)	2,343,337	111,490,057	11,889,305	104,437,136
Net realized gain/(loss)	(18,886,706)	3,680,515	290,278,624	15,463,007	282,183,166
Net change in unrealized appreciation/(depreciation) on:
Investments	(52,837)	(3,448,416)	(35,617,921)	423,117	11,955,592
Written option contracts	188,679	(1,399,714)	2,899,746	(250,321)	13,853,797
Net change in unrealized appreciation/(depreciation)	135,842	(4,848,130)	(32,718,175)	172,796	25,809,389
Net realized and unrealized gain/(loss)	(18,750,864)	(1,167,615)	257,560,449	15,635,803	307,992,555
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,941,286)	$858,760	$261,319,441	$17,232,915	$328,697,289

(a)	Inception date of the Fund was February 21, 2024.

			YieldMax Short		YieldMax Short
	YieldMax PLTR	YieldMax PYPL	COIN Option	YieldMax Short	NVDA Option
	Option Income	Option Income	Income Strategy	N100 Option Income	Income Strategy
	Strategy ETF(a)	Strategy ETF	ETF(b)	Strategy ETF(c)	ETF(d)
INVESTMENT INCOME:
Interest income	$10,390	$861,773	$237,415	$39,883	$87,076
Broker interest income	–	11,417	1,592	–	59
Total investment income	10,390	873,190	239,007	39,883	87,135
EXPENSES:
Investment advisory fee (Note 4)	2,343	174,754	50,774	8,465	17,335
Broker expenses	1,057	81,965	590	–	62
Total expenses	3,400	256,719	51,364	8,465	17,397
NET INVESTMENT INCOME	6,990	616,471	187,643	31,418	69,738

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(57,383)	1,719,296	(1,613,704)	42,685	(87,149)
Written option contracts expired or closed	(136,796)	5,177,490	(2,424,566)	130,971	(50,743)
Net realized gain/(loss)	(194,179)	6,896,786	(4,038,270)	173,656	(137,892)
Net change in unrealized appreciation/(depreciation) on:
Investments	17,835	(831,894)	3,380,140	(126,798)	(451,151)
Written option contracts	(10,312)	1,208,932	625,373	(129,962)	(829,999)

The accompanying notes are an integral part of these financial statements.	46

Statements of Operations	YieldMax ETFs

For the Year/Periods Ended October 31, 2024

			YieldMax Short		YieldMax Short
	YieldMax PLTR	YieldMax PYPL	COIN Option	YieldMax Short	NVDA Option
	Option Income	Option Income	Income Strategy	N100 Option Income	Income Strategy
	Strategy ETF(a)	Strategy ETF	ETF(b)	Strategy ETF(c)	ETF(d)
Net change in unrealized
appreciation/(depreciation)	7,523	377,038	4,005,513	(256,760)	(1,281,150)
Net realized and unrealized gain/(loss)	(186,656)	7,273,824	(32,757)	(83,104)	(1,419,042)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(179,666)	$7,890,295	$154,886	$(51,686)	$(1,349,304)

(a)	Inception date of the Fund was October 7, 2024.
(b)	Inception date of the Fund was July 9, 2024.
(c)	Inception date of the Fund was August 14, 2024.
(d)	Inception date of the Fund was July 23, 2024.

	YieldMax Short
	TSLA Option	YieldMax SMCI	YieldMax SNOW	YieldMax SQ	YieldMax TSLA
	Income Strategy	Option Income	Option Income	Option Income	Option Income
	ETF(a)	Strategy ETF(b)	Strategy ETF(c)	Strategy ETF	Strategy ETF
INVESTMENT INCOME:
Interest income	$247,388	$29,382	$240,659	$1,573,954	$39,108,331
Broker interest income	5,658	2	305	22,491	450,087
Total investment income	253,046	29,384	240,964	1,596,445	39,558,418
EXPENSES:
Investment advisory fee (Note 4)	50,016	6,707	48,315	306,130	7,356,788
Broker expenses	7,088	29	2,660	135,390	380,622
Total expenses	57,104	6,736	50,975	441,520	7,737,410
NET INVESTMENT INCOME	195,942	22,648	189,989	1,154,925	31,821,008

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	97,929	(1,105,895)	(1,632,723)	(3,968,194)	169,166,934
Written option contracts expired or closed	(418,689)	(1,806,409)	2,164,394	6,842,091	(135,593,017)
Net realized gain/(loss)	(320,760)	(2,912,304)	531,671	2,873,897	33,573,917
Net change in unrealized appreciation/(depreciation) on:
Investments	(778,537)	(816,616)	(853,006)	1,240,062	(55,092,778)
Written option contracts	(792,154)	(466,626)	(497,863)	1,888,811	25,790,597
Net change in unrealized appreciation/(depreciation)	(1,570,691)	(1,283,242)	(1,350,869)	3,128,873	(29,302,181)
Net realized and unrealized gain/(loss)	(1,891,451)	(4,195,546)	(819,198)	6,002,770	4,271,736
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,695,509)	$(4,172,898)	$(629,209)	$7,157,695	$36,092,744

(a)	Inception date of the Fund was May 1, 2024.
(b)	Inception date of the Fund was September 11, 2024.
(c)	Inception date of the Fund was June 10, 2024.

	YieldMax TSM	YieldMax Ultra	YieldMax Universe	YieldMax XOM
	Option Income	Option Income	Fund of Option	Option Income
	Strategy ETF(a)	Strategy ETF(b)	Income ETFs(c)	Strategy ETF
INVESTMENT INCOME:
Dividend income - unaffiliates	$–	$219,356	$–	$–
Dividend income - affiliates	–	–	28,164,166	–

The accompanying notes are an integral part of these financial statements.	47

Statements of Operations	YieldMax ETFs

For the Year/Periods Ended October 31, 2024

	YieldMax TSM	YieldMax Ultra	YieldMax Universe	YieldMax XOM
	Option Income	Option Income	Fund of Option	Option Income
	Strategy ETF(a)	Strategy ETF(b)	Income ETFs(c)	Strategy ETF
Less: Dividend withholding taxes	–	(16,520)	–	–
Less: Issuance fees	–	(12,000)	–	–
Interest income	47,901	424,665	208,205	963,866
Broker interest income	–	170,524	–	16,009
Total investment income	47,901	786,025	28,372,371	979,875
EXPENSES:
Investment advisory fee (Note 4)	10,625	1,128,802	408,184	193,189
Broker expenses	17	96,462	133	51,038
Total expenses	10,642	1,225,264	408,317	244,227
Expense reimbursement by Adviser (Note 4)	–	(91,032)	–	–
Net expenses	10,642	1,134,232	408,317	244,227
NET INVESTMENT INCOME/(LOSS)	37,259	(348,207)	27,964,054	735,648

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	139,315	(11,216,419)	(1,046,309)	(574,549)
Investments in affiliates	–	–	(11,826,813)	–
Written option contracts expired or closed	114,080	(741,992)	(2,204,274)	964,465
Net realized gain/(loss)	253,395	(11,958,411)	(15,077,396)	389,916
Net change in unrealized appreciation/(depreciation) on:
Investments	(619,611)	6,861,600	15,207	(124,224)
Investments in affiliates	–	–	(7,053,664)	–
Written option contracts expired or closed	(25,242)	2,792,426	1,364,798	875,019
Net change in unrealized appreciation/(depreciation)	(644,853)	9,654,026	(5,673,659)	750,795
Net realized and unrealized gain/(loss)	(391,458)	(2,304,385)	(20,751,055)	1,140,711
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(354,199)	$(2,652,592)	$7,212,999	$1,876,359

(a)	Inception date of the Fund was August 20, 2024.
(b)	Inception date of the Fund was February 28, 2024.
(c)	Inception date of the Fund was January 16, 2024.

The accompanying notes are an integral part of these financial statements.	48

Statements of Changes in Net Assets	YieldMax ETFs

			YieldMax ABNB	YieldMax AI
	YieldMax AAPL Option Income		Option Income	Option Income
	Strategy ETF		Strategy ETF	Strategy ETF
	Year ended	Period ended	Period ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024(b)	October 31, 2024(c)
OPERATIONS:
Net investment income	$2,539,590	$672,990	$106,572	$878,479
Net realized gain/(loss)	7,735,438	(2,882,035)	89,477	(11,544,721)
Net change in unrealized appreciation/(depreciation)	2,121,758	(2,631,540)	514,499	897,105
Net increase/(decrease) in net assets from operations	12,396,786	(4,840,585)	710,548	(9,769,137)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(7,952,933)	(672,828)	(782,854)	(874,595)
Return of capital	(7,942,237)	(2,881,085)	(480,389)	(13,131,653)
Total distributions to shareholders	(15,895,170)	(3,553,913)	(1,263,243)	(14,006,248)

CAPITAL TRANSACTIONS:
Subscriptions	57,645,405	70,998,755	19,731,438	71,703,313
Redemptions	(18,076,480)	(6,241,258)	(2,439,675)	(13,672,755)
ETF transaction fees (Note 8)	15,144	15,448	3,934	17,075
Net increase in net assets from capital transactions	39,584,069	64,772,945	17,295,697	58,047,633

NET INCREASE IN NET ASSETS	36,085,685	56,378,447	16,743,002	34,272,248

NET ASSETS:
Beginning of the period	56,378,447	–	–	–
End of the period	$92,464,132	$56,378,447	$16,743,002	$34,272,248

SHARES TRANSACTIONS
Subscriptions	3,225,000	3,400,000	1,175,000	5,150,000
Redemptions	(975,000)	(325,000)	(150,000)	(1,050,000)
Total increase in shares outstanding	2,250,000	3,075,000	1,025,000	4,100,000

(a)	Inception date of the Fund was April 17, 2023.
(b)	Inception date of the Fund was June 24, 2024.
(c)	Inception date of the Fund was November 27, 2023.

	YieldMax AMD Option Income		YieldMax AMZN Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024	October 31, 2023(b)
OPERATIONS:
Net investment income	$3,522,687	$21,292	$3,927,612	$229,581
Net realized gain	4,775,836	202,338	4,655,652	1,974,720
Net change in unrealized appreciation/(depreciation)	(15,081,804)	(504,977)	1,684,873	(1,279,700)
Net increase/(decrease) in net assets from operations	(6,783,281)	(281,347)	10,268,137	924,601

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(9,911,652)	–	(11,939,727)	(1,306,818)
Return of capital	(43,650,526)	–	(26,751,756)	–
Total distributions to shareholders	(53,562,178)	–	(38,691,483)	(1,306,818)

The accompanying notes are an integral part of these financial statements.	49

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AMD Option Income		YieldMax AMZN Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024	October 31, 2023(b)
CAPITAL TRANSACTIONS:
Subscriptions	221,236,288	5,932,045	183,046,380	34,125,603
Redemptions	(45,374,730)	–	(9,481,770)	–
ETF transaction fees (Note 8)	53,322	586	38,506	6,525
Net increase in net assets from capital transactions	175,914,880	5,932,631	173,603,116	34,132,128

NET INCREASE IN NET ASSETS	115,569,421	5,651,284	145,179,770	33,749,911

NET ASSETS:
Beginning of the period	5,651,284	–	33,749,911	–
End of the period	$121,220,705	$5,651,284	$178,929,681	$33,749,911

SHARES TRANSACTIONS
Subscriptions	11,825,000	300,000	8,425,000	1,650,000
Redemptions	(2,475,000)	–	(475,000)	–
Total increase in shares outstanding	9,350,000	300,000	7,950,000	1,650,000

(a)	Inception date of the Fund was September 18, 2023.
(b)	Inception date of the Fund was July 24, 2023.

	YieldMax BABA	YieldMax Bitcoin
	Option Income	Option Income	YieldMax COIN Option Income
	Strategy ETF	Strategy ETF	Strategy ETF
	Period ended	Period ended	Year ended	Period ended
	October 31, 2024(a)	October 31, 2024(b)	October 31, 2024	October 31, 2023(c)
OPERATIONS:
Net investment income	$72,948	$196,447	$18,167,917	$232,711
Net realized gain/(loss)	2,800,531	(10,846,767)	101,236,234	2,690,002
Net change in unrealized appreciation/(depreciation)	(2,353,050)	8,891,106	(121,778,731)	644,416
Net increase/(decrease) in net assets from operations	520,429	(1,759,214)	(2,374,580)	3,567,129

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,351,303)	(687,940)	(130,427,868)	(2,870,900)
Return of capital	–	(15,428,412)	(274,839,752)	–
Total distributions to shareholders	(1,351,303)	(16,116,352)	(405,267,620)	(2,870,900)

CAPITAL TRANSACTIONS:
Subscriptions	23,431,765	111,001,130	1,169,856,957	70,031,065
Redemptions	(1,589,377)	(45,326,800)	(172,263,215)	(5,727,300)
ETF transaction fees (Note 8)	4,504	30,766	268,424	14,652
Net increase in net assets from capital transactions	21,846,892	65,705,096	997,862,166	64,318,417

NET INCREASE IN NET ASSETS	21,016,018	47,829,530	590,219,966	65,014,646

NET ASSETS:
Beginning of the period	–	–	65,014,646	–
End of the period	$21,016,018	$47,829,530	$655,234,612	$65,014,646

SHARES TRANSACTIONS
Subscriptions	1,075,000	6,900,000	58,775,000	3,600,000
Redemptions	(75,000)	(3,150,000)	(8,500,000)	(300,000)
Total increase in shares outstanding	1,000,000	3,750,000	50,275,000	3,300,000

(a)	Inception date of the Fund was August 7, 2024.
(b)	Inception date of the Fund was April 22, 2024.
(c)	Inception date of the Fund was August 14, 2023.

The accompanying notes are an integral part of these financial statements.	50

Statements of Changes in Net Assets	YieldMax ETFs

			YieldMax Gold
			Miners Option
	YieldMax DIS Option Income Strategy		Income Strategy
	ETF		ETF
	Year ended	Period ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024(b)
OPERATIONS:
Net investment income	$538,435	$24,621	$329,405
Net realized gain/(loss)	(1,777,865)	118,574	(94,669)
Net change in unrealized appreciation/(depreciation)	497,689	(67,964)	42,853
Net increase/(decrease) in net assets from operations	(741,741)	75,231	277,589

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(666,805)	(52,860)	(961,525)
Return of capital	(3,706,250)	–	(2,062,505)
Total distributions to shareholders	(4,373,055)	(52,860)	(3,024,030)

CAPITAL TRANSACTIONS:
Subscriptions	27,578,670	3,973,780	36,420,648
Redemptions	(3,938,118)	–	(2,264,633)
ETF transaction fees (Note 8)	6,303	295	7,137
Net increase in net assets from capital transactions	23,646,855	3,974,075	34,163,152

NET INCREASE IN NET ASSETS	18,532,059	3,996,446	31,416,711

NET ASSETS:
Beginning of the period	3,996,446	–	–
End of the period	$22,528,505	$3,996,446	$31,416,711

SHARES TRANSACTIONS
Subscriptions	1,450,000	200,000	1,950,000
Redemptions	(225,000)	–	(125,000)
Total increase in shares outstanding	1,225,000	200,000	1,825,000

(a)	Inception date of the Fund was August 24, 2023.
(b)	Inception date of the Fund was May 20, 2024.

	YieldMax GOOGL Option Income		YieldMax Innovation Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024	October 31, 2023(b)
OPERATIONS:
Net investment income	$1,540,083	$124,163	$2,813,231	$1,121,324
Net realized gain/(loss)	(6,293,239)	772,235	(8,676,835)	4,847,554
Net change in unrealized appreciation/(depreciation)	6,338,039	(1,635,144)	18,820,293	(18,191,609)
Net increase/(decrease) in net assets from operations	1,584,883	(738,746)	12,956,689	(12,222,731)

The accompanying notes are an integral part of these financial statements.	51

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax GOOGL Option Income		YieldMax Innovation Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024	October 31, 2023(b)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,894,535)	(544,960)	(2,803,181)	(6,825,543)
Return of capital	(11,181,438)	–	(23,765,706)	(2,654,837)
Total distributions to shareholders	(13,075,973)	(544,960)	(26,568,887)	(9,480,380)

CAPITAL TRANSACTIONS:
Subscriptions	74,778,135	20,163,608	28,369,395	100,668,960
Redemptions	(8,685,733)	(2,550,353)	(27,422,377)	(11,889,945)
ETF transaction fees (Note 8)	16,693	4,043	11,158	22,512
Net increase in net assets from capital transactions	66,109,095	17,617,298	958,176	88,801,527

NET INCREASE (DECREASE) IN NET ASSETS	54,618,005	16,333,592	(12,654,022)	67,098,416

NET ASSETS:
Beginning of the period	16,333,592	–	67,098,416	–
End of the period	$70,951,597	$16,333,592	$54,444,394	$67,098,416

SHARES TRANSACTIONS
Subscriptions	4,375,000	1,000,000	2,450,000	6,425,000
Redemptions	(525,000)	(125,000)	(2,400,000)	(850,000)
Total increase in shares outstanding	3,850,000	875,000	50,000	5,575,000

(a)	Inception date of the Fund was July 27, 2023.
(b)	Inception date of the Fund was November 22, 2022.

			YieldMax
			Magnificent 7
	YieldMax JPM Option Income Strategy		Fund of Option
	ETF		Income ETFs
	Year ended	Period ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024(b)
OPERATIONS:
Net investment income	$597,777	$22,778	$10,364,715
Net realized gain/(loss)	817,182	(77,848)	703,694
Net change in unrealized depreciation	(17,107)	(218,579)	(2,644,773)
Net increase/(decrease) in net assets from operations	1,397,852	(273,649)	8,423,636

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,423,567)	(22,548)	(11,300,209)
Return of capital	(1,980,575)	(34,152)	(12,967,418)
Total distributions to shareholders	(3,404,142)	(56,700)	(24,267,627)

CAPITAL TRANSACTIONS:
Subscriptions	29,986,308	5,472,180	219,703,880
Redemptions	(4,857,290)	(1,844,230)	(21,189,100)
ETF transaction fees (Note 8)	6,969	863	–
Net increase in net assets from capital transactions	25,135,987	3,628,813	198,514,780

NET INCREASE IN NET ASSETS	23,129,697	3,298,464	182,670,789

NET ASSETS:
Beginning of the period	3,298,464	–	–
End of the period	$26,428,161	$3,298,464	$182,670,789

The accompanying notes are an integral part of these financial statements.	52

Statements of Changes in Net Assets	YieldMax ETFs

			YieldMax
			Magnificent 7
	YieldMax JPM Option Income Strategy		Fund of Option
	ETF		Income ETFs
	Year ended	Period ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024(b)
SHARES TRANSACTIONS
Subscriptions	1,525,000	275,000	10,900,000
Redemptions	(250,000)	(100,000)	(1,100,000)
Total increase in shares outstanding	1,275,000	175,000	9,800,000

(a)	Inception date of the Fund was September 11, 2023.
(b)	Inception date of the Fund was January 29, 2024.

	YieldMax META Option Income		YieldMax MRNA Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2024	October 31, 2023(a)	October 31, 2024	October 31, 2023(b)
OPERATIONS:
Net investment income/(loss)	$2,513,383	$93,367	$809,578	$(217)
Net realized gain/(loss)	18,322,251	481,963	(18,886,706)	17,993
Net change in unrealized appreciation/(depreciation)	1,583,662	(244,718)	135,842	(66,472)
Net increase/(decrease) in net assets from operations	22,419,296	330,612	(17,941,286)	(48,696)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(24,199,271)	(403,095)	(829,150)	–
Return of capital	(5,732,114)	–	(9,155,627)	–
Total distributions to shareholders	(29,931,385)	(403,095)	(9,984,777)	–

CAPITAL TRANSACTIONS:
Subscriptions	137,746,925	14,321,205	68,569,325	1,500,000
Redemptions	(14,131,075)	(1,940,465)	(13,269,820)	–
ETF transaction fees (Note 8)	30,376	2,752	16,368	–
Net increase in net assets from capital transactions	123,646,226	12,383,492	55,315,873	1,500,000

NET INCREASE IN NET ASSETS	116,134,137	12,311,009	27,389,810	1,451,304

NET ASSETS:
Beginning of the period	12,311,009	–	1,451,304	–
End of the period	$128,445,146	$12,311,009	$28,841,114	$1,451,304

SHARES TRANSACTIONS
Subscriptions	6,750,000	725,000	4,600,000	75,000
Redemptions	(725,000)	(100,000)	(700,000)	–
Total increase in shares outstanding	6,025,000	625,000	3,900,000	75,000

(a)	Inception date of the Fund was July 27, 2023.
(b)	Inception date of the Fund was October 23, 2023.

The accompanying notes are an integral part of these financial statements.	53

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MSFT Option Income Strategy ETF		YieldMax MSTR Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income	$2,026,375	$52,588	$3,758,992
Net realized gain	3,680,515	199,495	290,278,624
Net change in unrealized appreciation/(depreciation)	(4,848,130)	238,193	(32,718,175)
Net increase in net assets from operations	858,760	490,276	261,319,441

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(6,248,686)	(111,920)	(247,274,410)
Return of capital	(8,000,692)	–	–
Total distributions to shareholders	(14,249,378)	(111,920)	(247,274,410)

CAPITAL TRANSACTIONS:
Subscriptions	90,153,288	9,711,915	837,555,035
Redemptions	(4,466,118)	(1,558,467)	(38,707,543)
ETF transaction fees (Note 8)	18,924	1,754	174,753
Net increase in net assets from capital transactions	85,706,094	8,155,202	799,022,245

NET INCREASE IN NET ASSETS	72,315,476	8,533,558	813,067,276

NET ASSETS:
Beginning of the period	8,533,558	–	–
End of the period	$80,849,034	$8,533,558	$813,067,276

SHARES TRANSACTIONS
Subscriptions	4,175,000	475,000	29,350,000
Redemptions	(225,000)	(75,000)	(1,375,000)
Total increase in shares outstanding	3,950,000	400,000	27,975,000

(a)	Inception date of the Fund was August 24, 2023.

(b)	Inception date of the Fund was February 21, 2024.

	YieldMax NFLX Option Income Strategy ETF		YieldMax NVDA Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)	Year ended October 31, 2024	Period ended October 31, 2023(b)
OPERATIONS:
Net investment income	$1,597,112	$89,645	$20,704,734	$1,430,704
Net realized gain	15,463,007	349,543	282,183,166	9,096,994
Net change in unrealized appreciation/(depreciation)	172,796	150,403	25,809,389	(15,786,486)
Net increase/(decrease) in net assets from operations	17,232,915	589,591	328,697,289	(5,258,788)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(17,515,864)	(439,752)	(311,324,754)	(11,495,186)
Return of capital	(551,336)	–	(63,150,284)	(1,828,277)
Total distributions to shareholders	(18,067,200)	(439,752)	(374,475,038)	(13,323,463)

The accompanying notes are an integral part of these financial statements.	54

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax NFLX Option Income Strategy ETF		YieldMax NVDA Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)	Year ended October 31, 2024	Period ended October 31, 2023(b)
CAPITAL TRANSACTIONS:
Subscriptions	68,005,073	15,905,708	1,226,812,205	196,411,130
Redemptions	(31,784,023)	–	(95,177,880)	(19,205,147)
ETF transaction fees (Note 8)	19,958	2,681	264,398	43,122
Net increase in net assets from capital transactions	36,241,008	15,908,389	1,131,898,723	177,249,105

NET INCREASE IN NET ASSETS	35,406,723	16,058,228	1,086,120,974	158,666,854

NET ASSETS:
Beginning of the period	16,058,228	–	158,666,854	–
End of the period	$51,464,951	$16,058,228	$1,244,787,828	$158,666,854

SHARES TRANSACTIONS
Subscriptions	3,800,000	900,000	46,225,000	8,650,000
Redemptions	(1,800,000)	–	(4,000,000)	(850,000)
Total increase in shares outstanding	2,000,000	900,000	42,225,000	7,800,000

(a)	Inception date of the Fund was August 7, 2023.

(b)	Inception date of the Fund was May 10, 2023.

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF		YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
	Period ended October 31, 2024(a)	Year ended October 31, 2024	Period ended October 31, 2023(b)	Period ended October 31, 2024(c)	Period ended October 31, 2024(d)
OPERATIONS:
Net investment income	$6,990	$616,471	$5,424	$187,643	$31,418
Net realized gain/(loss)	(194,179)	6,896,786	(6,125)	(4,038,270)	173,656
Net change in unrealized appreciation/(depreciation)	7,523	377,038	(123,340)	4,005,513	(256,760)
Net increase/(decrease) in net assets from operations	(179,666)	7,890,295	(124,041)	154,886	(51,686)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	(8,716,230)	–	(3,417,195)	(189,417)
Return of capital	–	(697,730)	–	(2,261,623)	–
Total distributions to shareholders	–	(9,413,960)	–	(5,678,818)	(189,417)

CAPITAL TRANSACTIONS:
Subscriptions	6,339,543	54,740,170	3,448,135	54,838,058	6,291,440
Redemptions	–	(9,382,330)	(1,971,880)	(9,289,688)	–
ETF transaction fees (Note 8)	768	12,824	484	12,326	758
Net increase in net assets from capital transactions	6,340,311	45,370,664	1,476,739	45,560,696	6,292,198

NET INCREASE IN NET ASSETS	6,160,645	43,846,999	1,352,698	40,036,764	6,051,095

NET ASSETS:
Beginning of the period	–	1,352,698	–	–	–
End of the period	$6,160,645	$45,199,697	$1,352,698	$40,036,764	$6,051,095

The accompanying notes are an integral part of these financial statements.	55

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF		YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
	Period ended October 31, 2024(a)	Year ended October 31, 2024	Period ended October 31, 2023(b)	Period ended October 31, 2024(c)	Period ended October 31, 2024(d)
SHARES TRANSACTIONS
Subscriptions	125,000	3,000,000	175,000	2,900,000	325,000
Redemptions	–	(525,000)	(100,000)	(525,000)	–
Total increase in shares outstanding	125,000	2,475,000	75,000	2,375,000	325,000

(a)	Inception date of the Fund was October 7, 2024.

(b)	Inception date of the Fund was September 25, 2023.

(c)	Inception date of the Fund was July 9, 2024.

(d)	Inception date of the Fund was August 14, 2024.

	YieldMax Short NVDA Option Income Strategy ETF	YieldMax Short TSLA Option Income Strategy ETF	YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF
	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)	Period ended October 31, 2024(c)	Period ended October 31, 2024(d)
OPERATIONS:
Net investment income	$69,738	$195,942	$22,648	$189,989
Net realized gain/(loss)	(137,892)	(320,760)	(2,912,304)	531,671
Net change in unrealized depreciation	(1,281,150)	(1,570,691)	(1,283,242)	(1,350,869)
Net decrease in net assets from operations	(1,349,304)	(1,695,509)	(4,172,898)	(629,209)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(385,033)	(781,280)	(22,648)	(937,968)
Return of Capital	(442,930)	(3,752,805)	(1,315,877)	(1,820,930)
Total distributions to shareholders	(827,963)	(4,534,085)	(1,338,525)	(2,758,898)

CAPITAL TRANSACTIONS:
Subscriptions	14,309,308	32,236,730	17,104,548	23,005,275
Redemptions	(1,513,690)	(2,929,515)	–	(865,825)
ETF transaction fees (Note 8)	2,664	6,533	2,921	4,274
Net increase in net assets from capital transactions	12,798,282	29,313,748	17,107,469	22,143,724

NET INCREASE IN NET ASSETS	10,621,015	23,084,154	11,596,046	18,755,617

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$10,621,015	$23,084,154	$11,596,046	$18,755,617

SHARES TRANSACTIONS
Subscriptions	800,000	2,275,000	350,000	1,225,000
Redemptions	(100,000)	(225,000)	–	(50,000)
Total increase in shares outstanding	700,000	2,050,000	350,000	1,175,000

(a)	Inception date of the Fund was July 23, 2024.

(b)	Inception date of the Fund was May 1, 2024.

(c)	Inception date of the Fund was September 11, 2024.

(d)	Inception date of the Fund was June 10, 2024.

The accompanying notes are an integral part of these financial statements.	56

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax SQ Option Income Strategy ETF		YieldMax TSLA Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)	Year ended October 31, 2024		Period ended October 31, 2023(b)
OPERATIONS:
Net investment income	$1,154,925	$6,339	$31,821,008		$8,683,857
Net realized gain/(loss)	2,873,897	(495,633)	33,573,917		(165,196,341)
Net change in unrealized appreciation/(depreciation)	3,128,873	78,412	(29,302,181)		17,136,685
Net increase/(decrease) in net assets from operations	7,157,695	(410,882)	36,092,744		(139,375,799)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(6,862,639)	–	(31,820,428)		(8,692,542)
Return of capital	(9,747,016)	–	(486,932,585)		(93,438,948)
Total distributions to shareholders	(16,609,655)	–	(518,753,013)		(102,131,490)

CAPITAL TRANSACTIONS:
Subscriptions	89,037,003	3,961,947	856,132,540		951,858,308
Redemptions	(32,886,815)	–	(225,731,279)		(31,923,818)
ETF transaction fees (Note 8)	24,385	192	216,057		196,757
Net increase in net assets from capital transactions	56,174,573	3,962,139	630,617,318		920,131,247

NET INCREASE IN NET ASSETS	46,722,613	3,551,257	147,957,049		678,623,958

NET ASSETS:
Beginning of the period	3,551,257	–	678,623,958		–
End of the period	$50,273,870	$3,551,257	$826,581,007		$678,623,958

SHARES TRANSACTIONS
Subscriptions	4,200,000	200,000	69,700,000		63,475,000
Redemptions	(1,575,000)	–	(16,900,000)		(2,275,000)
Reverse Stock Split (Note 9)	–	–	(44,725,000	)(c)	–
Total increase in shares outstanding	2,625,000	200,000	8,075,000		61,200,000

(a)	Inception date of the Fund was October 10, 2023.

(b)	Inception date of the Fund was November 22, 2022.

(c)	Share amounts for the Fund have been adjusted for a one-for-two reverse stock split effective on February 26, 2024 (Note 8).

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs
	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)	Period ended October 31, 2024(c)
OPERATIONS:
Net investment income/(loss)	$37,259	$(348,207)	$27,964,054
Net realized gain/(loss)	253,395	(11,958,411)	(15,077,396)
Net change in unrealized appreciation/(depreciation)	(644,853)	9,654,026	(5,673,659)
Net increase/(decrease) in net assets from operations	(354,199)	(2,652,592)	7,212,999

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(569,854)	(3,008,277)	(27,963,154)
Return of capital	(466,466)	(89,997,353)	(36,079,501)
Total distributions to shareholders	(1,036,320)	(93,005,630)	(64,042,655)

The accompanying notes are an integral part of these financial statements.	57

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs
	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)	Period ended October 31, 2024(c)
CAPITAL TRANSACTIONS:
Subscriptions	25,624,027	344,831,008	443,566,538
Redemptions	(1,006,720)	(43,819,140)	(41,367,053)
ETF transaction fees (Note 8)	4,826	77,230	364
Net increase in net assets from capital transactions	24,622,133	301,089,098	402,199,849

NET INCREASE IN NET ASSETS	23,231,614	205,430,876	345,370,193

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$23,231,614	$205,430,876	$345,370,193

SHARES TRANSACTIONS
Subscriptions	1,225,000	24,400,000	22,675,000
Redemptions	(50,000)	(3,625,000)	(2,275,000)
Total increase in shares outstanding	1,175,000	20,775,000	20,400,000

(a)	Inception date of the Fund was August 20, 2024.

(b)	Inception date of the Fund was February 28, 2024.

(c)	Inception date of the Fund was January 16, 2024.

	YieldMax XOM Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)
OPERATIONS:
Net investment income	$735,648	$36,457
Net realized gain	389,916	209,093
Net change in unrealized appreciation/(depreciation)	750,795	(772,185)
Net increase/(decrease) in net assets from operations	1,876,359	(526,635)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,792,420)	(93,048)
Return of capital	(2,567,003)	–
Total distributions to shareholders	(4,359,423)	(93,048)

CAPITAL TRANSACTIONS:
Subscriptions	35,970,935	7,022,822
Redemptions	(7,668,120)	–
ETF transaction fees (Note 8)	8,728	805
Net increase in net assets from capital transactions	28,311,543	7,023,627

NET INCREASE IN NET ASSETS	25,828,479	6,403,944

NET ASSETS:
Beginning of the period	6,403,944	–
End of the period	$32,232,423	$6,403,944

The accompanying notes are an integral part of these financial statements.	58

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax XOM Option Income Strategy ETF
	Year ended October 31, 2024	Period ended October 31, 2023(a)
SHARES TRANSACTIONS
Subscriptions	2,075,000	350,000
Redemptions	(450,000)	–
Total increase in shares outstanding	1,625,000	350,000

(a)	Inception date of the Fund was August 30, 2023.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the year/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the year/period ended	Net asset value, beginning of year/period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	From net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of year/period	Total return (jj)	Net assets, end of year/period (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment (kk)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(kk)	Ratio of dividends, tax, and broker expense to average net assets(kk)	Ratio of operational expenses to average net assets excluding dividends, tax, and broker expense(kk)	Ratio of net investment income (loss) to average net assets(kk)	Portfolio turnover rate (jj)(ll)
YieldMax AAPL Option Income Strategy ETF
10/31/2024	$18.33	0.69	2.72	3.41	(2.19)	(2.19)	(4.38)	$0.00(c)	$17.36	21.14%	$92,464	1.06%	1.06%	0.07%	0.99%	3.82%	20%
10/31/2023(d)	$20.00	0.44	0.06	0.50	(0.41)	(1.77)	(2.18)	$0.01	$18.33	1.88%	$56,378	0.99%	0.99%	–%	0.99%	4.16%	42%
YieldMax ABNB Option Income Strategy ETF
10/31/2024(e)	$20.00	0.19	(1.81)	(1.62)	(1.28)	(0.78)	(2.06)	$0.01	$16.33	-7.19%	$16,743	1.06%	1.06%	0.07%	0.99%	3.22%	46%
YieldMax AI Option Income Strategy ETF
10/31/2024(f)	$20.00	0.38	(5.37)	(4.99)	(0.42)	(6.24)	(6.66)	$0.01	$8.36	-30.62%	$34,272	1.67%	1.67%	0.68%	0.99%	3.56%	4%
YieldMax AMD Option Income Strategy ETF
10/31/2024	$18.84	0.68	4.59	5.27	(2.14)	(9.42)	(11.56)	$0.01	$12.56	25.62%	$121,221	1.23%	1.23%	0.24%	0.99%	4.06%	37%
10/31/2023(g)	$20.00	0.10	(1.26)	(1.16)	–	–	–	$0.00(c)	$18.84	-5.80%	$5,651	0.99%	0.99%	–%	0.99%	4.39%	–%
YieldMax AMZN Option Income Strategy ETF
10/31/2024	$20.45	0.81	5.36	6.17	(2.47)	(5.52)	(7.99)	$0.01	$18.64	32.51%	$178,930	1.17%	1.17%	0.18%	0.99%	3.90%	27%
10/31/2023(h)	$20.00	0.23	1.31	1.54	(1.10)	–	(1.10)	$0.01	$20.45	7.94%	$33,750	1.06%	1.06%	0.07%	0.99%	4.10%	2%
YieldMax BABA Option Income Strategy ETF
10/31/2024(i)	$20.00	0.15	2.85	3.00	(1.99)	–	(1.99)	$0.01	$21.02	15.00%	$21,016	0.99%	1.07%	0.08%	0.99%	3.05%	16%
YieldMax Bitcoin Option Income Strategy ETF
10/31/2024(j)	$20.00	0.07	(1.88)	(1.81)	(0.23)	(5.22)	(5.45)	$0.01	$12.75	-7.26%	$47,830	4.75%	4.75%	3.76%	0.99%	0.91%	28%
YieldMax COIN Option Income Strategy ETF
10/31/2024	$19.70	0.76	12.23	12.99	(6.59)	(13.88)	(20.47)	$0.01	$12.23	62.36%	$655,235	1.22%	1.22%	0.23%	0.99%	4.10%	27%
10/31/2023(k)	$20.00	0.18	0.72	0.90	(1.21)	–	(1.21)	$0.01	$19.70	4.69%	$65,015	1.09%	1.09%	0.10%	0.99%	4.28%	9%
YieldMax DIS Option Income Strategy ETF
10/31/2024	$19.98	0.69	1.48	2.17	(0.97)	(5.38)	(6.35)	$0.01	$15.81	10.47%	$22,529	1.31%	1.31%	0.32%	0.99%	3.87%	20%
10/31/2023(l)	$20.00	0.14	0.10	0.24	(0.26)	–	(0.26)	$0.00(c)	$19.98	1.22%	$3,996	1.15%	1.15%	0.16%	0.99%	3.69%	2%
YieldMax Gold Miners Option Income Strategy ETF
10/31/2024(m)	$20.00	0.30	(0.52)	(0.22)	(0.82)	(1.76)	(2.58)	$0.01	$17.21	-0.66%	$31,417	1.08%	1.08%	0.09%	0.99%	3.75%	14%
YieldMax GOOGL Option Income Strategy ETF
10/31/2024	$18.67	0.65	0.98	1.63	(0.77)	(4.52)	(5.29)	$0.01	$15.02	9.81%	$70,952	1.20%	1.20%	0.21%	0.99%	3.91%	359%
10/31/2023(n)	$20.00	0.20	(0.86)	(0.66)	(0.68)	–	(0.68)	$0.01	$18.67	-3.50%	$16,334	0.99%	0.99%	–%	0.99%	3.68%	13%
YieldMax Innovation Option Income Strategy ETF
10/31/2024	$12.04	0.49	1.84	2.33	(0.49)	(4.20)	(4.69)	$0.00(c)	$9.68	20.85%	$54,444	1.00%	1.00%	0.01%	0.99%	4.22%	64%
10/31/2023(o)	$20.00	0.58	(2.62)	(2.04)	(4.27)	(1.66)	(5.93)	$0.01	$12.04	-13.76%	$67,098	1.19%	1.19%	0.20%	0.99%	4.24%	60%

The accompanying notes are an integral part of these financial statements.	60

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the year/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the year/period ended	Net asset value, beginning of year/period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	From net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of year/period	Total return (jj)	Net assets, end of year/period (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment (kk)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(kk)	Ratio of dividends, tax, and broker expense to average net assets(kk)	Ratio of operational expenses to average net assets excluding dividends, tax, and broker expense(kk)	Ratio of net investment income (loss) to average net assets(kk)	Portfolio turnover rate (jj)(ll)
YieldMax JPM Option Income Strategy ETF
10/31/2024	$18.85	0.77	3.20	3.97	(1.92)	(2.68)	(4.60)	$0.01	$18.23	22.35%	$26,428	1.18%	1.18%	0.19%	0.99%	3.99%	11%
10/31/2023(q)	$20.00	0.11	(1.01)	(0.90)	(0.10)	(0.15)	(0.25)	$0.00(c)	$18.85	-4.58%	$3,298	1.05%	1.05%	0.06%	0.99%	4.04%	42%
YieldMax Magnificent 7 Fund of Option Income ETFs
10/31/2024(r)	$20.00	2.57(nn)	1.49	4.06	(2.52)	(2.90)	(5.42)	$–	$18.64	22.44%	$182,671	0.29%(oo)	0.29%(oo)	–%(oo)	0.29%(oo)	17.41%(oo)	21%
YieldMax META Option Income Strategy ETF
10/31/2024	$19.70	0.80	8.94	9.74	(8.19)	(1.94)	(10.13)	$0.01	$19.32	59.90%	$128,445	1.06%	1.06%	0.07%	0.99%	4.04%	16%
10/31/2023(n)	$20.00	0.21	0.21	0.42	(0.73)	–	(0.73)	$0.01	$19.70	2.17%	$12,311	0.99%	0.99%	–%	0.99%	3.99%	17%
YieldMax MRNA Option Income Strategy ETF
10/31/2024	$19.35	0.58	(3.50)	(2.92)	(0.76)	(8.42)	(9.18)	$0.01	$7.26	-36.73%	$28,841	1.26%	1.26%	0.27%	0.99%	4.02%	27%
10/31/2023(s)	$20.00	0.00(c)	(0.65)	(0.65)	–	–	–	$–	$19.35	-3.25%	$1,451	0.99%	0.99%	–%	0.99%	(0.78)%	–%
YieldMax MSFT Option Income Strategy ETF
10/31/2024	$21.33	0.84	3.04	3.88	(2.91)	(3.72)	(6.63)	$0.01	$18.59	18.73%	$80,849	1.07%	1.07%	0.08%	0.99%	4.02%	21%
10/31/2023(l)	$20.00	0.15	1.45	1.60	(0.28)	–	(0.28)	$0.01	$21.33	8.13%	$8,534	1.04%	1.04%	0.05%	0.99%	4.01%	9%
YieldMax MSTR Option Income Strategy ETF
10/31/2024(t)	$20.00	0.34	28.71	29.05	(20.01)	–	(20.01)	$0.02	$29.06	188.30%	$813,067	0.99%	0.99%	–%	0.99%	1.85%	–%
YieldMax NFLX Option Income Strategy ETF
10/31/2024	$17.84	0.71	7.87	8.58	(8.42)	(0.26)	(8.68)	$0.01	$17.75	63.43%	$51,465	1.05%	1.05%	0.06%	0.99%	4.08%	51%
10/31/2023(u)	$20.00	0.19	(1.43)	(1.24)	(0.93)	–	(0.93)	$0.01	$17.84	-5.99%	$16,058	0.99%	0.99%	–%	0.99%	4.72%	0%(p)
YieldMax NVDA Option Income Strategy ETF
10/31/2024	$20.34	0.98	21.80	22.78	(15.17)	(3.08)	(18.25)	$0.01	$24.88	144.70%	$1,244,788	1.27%	1.27%	0.28%	0.99%	3.82%	23%
10/31/2023(v)	$20.00	0.45	4.00	4.45	(3.55)	(0.57)	(4.12)	$0.01	$20.34	21.88%	$158,667	1.02%	1.02%	0.03%	0.99%	4.24%	24%
YieldMax PLTR Option Income Strategy ETF
10/31/2024(w)	$50.00	0.10	(0.82)	(0.72)	–	–	–	$0.01	$49.29	-1.43%	$6,161	1.44%	1.44%	0.45%	0.99%	2.95%	–%
YieldMax PYPL Option Income Strategy ETF
10/31/2024	$18.04	0.63	7.72	8.35	(8.03)	(0.64)	(8.67)	$0.01	$17.73	58.02%	$45,200	1.45%	1.45%	0.46%	0.99%	3.49%	344%
10/31/2023(x)	$20.00	0.06	(2.03)	(1.97)	–	–	–	$0.01	$18.04	-9.82%	$1,353	1.16%	1.16%	0.17%	0.99%	3.32%	111%
YieldMax Short COIN Option Income Strategy ETF
10/31/2024(y)	$20.00	0.21	1.86	2.07	(0.17)	(5.05)	(5.22)	$0.01	$16.86	9.61%	$40,037	1.00%	1.00%	0.01%	0.99%	3.66%	38%

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the year/periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the year/period ended	Net asset value, beginning of year/period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	From net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of year/period	Total return (jj)	Net assets, end of year/period (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment (kk)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(kk)	Ratio of dividends, tax, and broker expense to average net assets(kk)	Ratio of operational expenses to average net assets excluding dividends, tax, and broker expense(kk)	Ratio of net investment income (loss) to average net assets(kk)	Portfolio turnover rate (jj)(ll)
YieldMax Short N100 Option Income Strategy ETF
10/31/2024(z)	$20.00	0.15	(0.75)	(0.60)	(0.78)	–	(0.78)	$0.00(c)	$18.62	-3.09%	$6,051	0.99%	0.99%	–%	0.99%	3.67%	–%
YieldMax Short NVDA Option Income Strategy ETF
10/31/2024(aa)	$20.00	0.18	(3.12)	(2.94)	(0.88)	(1.02)	(1.90)	$0.01	$15.17	-15.83%	$10,621	0.99%	0.99%	0.00%(p)	0.99%	3.98%	18%
YieldMax Short TSLA Option Income Strategy ETF
10/31/2024(bb)	$20.00	0.28	(4.00)	(3.72)	(0.87)	(4.16)	(5.03)	$0.01	$11.26	-20.88%	$23,084	1.13%	1.13%	0.14%	0.99%	3.88%	64%
YieldMax SMCI Option Income Strategy ETF
10/31/2024(cc)	$50.00	0.23	(11.78)	(11.55)	(0.09)	(5.26)	(5.35)	$0.03	$33.13	-26.75%	$11,596	0.99%	0.99%	0.00%(p)	0.99%	3.34%	–%
YieldMax SNOW Option Income Strategy ETF
10/31/2024(dd)	$20.00	0.27	(0.67)	(0.40)	(1.24)	(2.41)	(3.65)	$0.01	$15.96	-1.67%	$18,756	1.04%	1.04%	0.05%	0.99%	3.89%	2%
YieldMax SQ Option Income Strategy ETF
10/31/2024	$17.76	0.75	10.86	11.61	(4.79)	(6.80)	(11.59)	$0.02	$17.80	75.00%	$50,274	1.43%	1.43%	0.44%	0.99%	3.73%	–%
10/31/2023(ee)	$20.00	0.04	(2.28)	(2.24)	–	–	–	$0.00(c)	$17.76	-11.17%	$3,551	1.99%	1.99%	1.00%	0.99%	3.51%	–%
YieldMax TSLA Option Income Strategy ETF(mm)
10/31/2024	$22.18	0.70	0.66	1.36	(0.71)	(10.90)	(11.61)	$0.00(c)	$11.93	9.21%	$826,581	1.04%	1.04%	0.05%	0.99%	4.28%	51%
10/31/2023(o)	$40.00	1.20	(3.18)	(1.98)	(1.34)	(14.52)	(15.86)	$0.02	$22.18	-7.26%	$678,624	1.01%	1.01%	0.02%	0.99%	4.50%	168%
YieldMax TSM Option Income Strategy ETF
10/31/2024(ff)	$20.00	0.14	0.87	1.01	(0.69)	(0.57)	(1.26)	$0.02	$19.77	5.26%	$23,232	0.99%	0.99%	0.00%(p)	0.99%	3.47%	7%
YieldMax Ultra Option Income Strategy ETF
10/31/2024(gg)	$20.00	(0.03)	(1.61)	(1.64)	(0.27)	(8.21)	(8.48)	$0.01	$9.89	-7.63%	$205,431	1.35%	1.25%	0.11%	1.14%	(0.38)%	717%
YieldMax Universe Fund of Option Income ETFs
10/31/2024(hh)	$20.00	2.93(nn)	(0.07)	2.86	(2.59)	(3.34)	(5.93)	$0.00(c)	$16.93	15.11%	$345,370	0.29%(oo)	0.29%(oo)	0.00%(p)(oo)	0.29%(oo)	19.87%(oo)	64%
YieldMax XOM Option Income Strategy ETF
10/31/2024	$18.30	0.65	1.16	1.81	(1.56)	(2.24)	(3.80)	$0.01	$16.32	11.07%	$32,232	1.25%	1.25%	0.26%	0.99%	3.77%	6%
10/31/2023(ii)	$20.00	0.14	(1.55)	(1.41)	(0.29)	–	(0.29)	$0.00(c)	$18.30	-7.08%	$6,404	1.12%	1.12%	0.13%	0.99%	4.28%	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year/period.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year/period.

The accompanying notes are an integral part of these financial statements.	62

Financial Highlights	YieldMax ETFs

(c)	Amount represents less than $0.005 per share.

(d)	Inception date of the Fund was April 17, 2023.

(e)	Inception date of the Fund was June 24, 2024.

(f)	Inception date of the Fund was November 27, 2023.

(g)	Inception date of the Fund was September 18, 2023.

(h)	Inception date of the Fund was July 24, 2023.

(i)	Inception date of the Fund was August 7, 2024.

(j)	Inception date of the Fund was April 22, 2024.

(k)	Inception date of the Fund was August 14, 2023.

(l)	Inception date of the Fund was August 24, 2023.

(m)	Inception date of the Fund was May 20, 2024.

(n)	Inception date of the Fund was July 27, 2023.

(o)	Inception date of the Fund was November 22, 2022.

(p)	Amount represents less than 0.005%.

(q)	Inception date of the Fund was September 11, 2023.

(r)	Inception date of the Fund was January 29, 2024.

(s)	Inception date of the Fund was October 23, 2023.

(t)	Inception date of the Fund was February 21, 2024.

(u)	Inception date of the Fund was August 7, 2023.

(v)	Inception date of the Fund was May 10, 2023.

(w)	Inception date of the Fund was October 7, 2024.

(x)	Inception date of the Fund was September 25, 2023.

(y)	Inception date of the Fund was July 9, 2024.

(z)	Inception date of the Fund was August 14, 2024.

(aa)	Inception date of the Fund was July 23, 2024.

(bb)	Inception date of the Fund was May 1, 2024.

(cc)	Inception date of the Fund was September 11, 2024.

(dd)	Inception date of the Fund was June 10, 2024.

(ee)	Inception date of the Fund was October 10, 2023.

(ff)	Inception date of the Fund was August 20, 2024.

(gg)	Inception date of the Fund was February 28, 2024.

(hh)	Inception date of the Fund was January 16, 2024.

(ii)	Inception date of the Fund was August 30, 2023.

(jj)	Not annualized for periods less than one year.

(kk)	Annualized for periods less than one year.

(ll)	Portfolio turnover rate excludes in-kind transactions.

(mm)	During the year ended October 31, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See

Note 9 in the Notes to Financial Statements.

(nn)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(oo)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.	63

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”) serves as sub-adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”)	April 17, 2023
YieldMax ABNB Option Income Strategy ETF (the “ABNY ETF”)	June 24, 2024
YieldMax AI Option Income Strategy ETF (the “AIYY ETF”)	November 27, 2023
YieldMax AMD Option Income Strategy ETF (the “AMDY ETF”)	September 18, 2023
YieldMax AMZN Option Income Strategy ETF (the “AMZY ETF”)	July 24, 2023
YieldMax BABA Option Income Strategy ETF (the “BABO ETF”)	August 7, 2024
YieldMax Bitcoin Option Income Strategy ETF (the “YBIT ETF”)	April 22, 2024
YieldMax COIN Option Income Strategy ETF (the “CONY ETF”)	August 14, 2023
YieldMax DIS Option Income Strategy ETF (the “DISO ETF”)	August 24, 2023
YieldMax Gold Miners Option Income Strategy ETF (the “GDXY ETF”)	May 20, 2024
YieldMax GOOGL Option Income Strategy ETF (the “GOOY ETF”)	July 27, 2023
YieldMax Innovation Option Income Strategy ETF (the “OARK ETF”)	November 22, 2022
YieldMax JPM Option Income Strategy ETF (the “JPMO ETF”)	September 11, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs (the “YMAG ETF”)	January 29, 2024
YieldMax META Option Income Strategy ETF (the “FBY ETF”)	July 27, 2023
YieldMax MRNA Option Income Strategy ETF (the “MRNY ETF”)	October 23, 2023
YieldMax MSFT Option Income Strategy ETF (the “MSFO ETF”)	August 24, 2023
YieldMax MSTR Option Income Strategy ETF (the “MSTY ETF”)	February 21, 2024
YieldMax NFLX Option Income Strategy ETF (the “NFLY ETF”)	August 7, 2023
YieldMax NVDA Option Income Strategy ETF (the “NVDY ETF”)	May 10, 2023
YieldMax PLTR Option Income Strategy ETF (the “PLTY ETF”)	October 7, 2024
YieldMax PYPL Option Income Strategy ETF (the “PYPY ETF”)	September 25, 2023
YieldMax Short COIN Option Income Strategy ETF (the “FIAT ETF”)	July 9, 2024
YieldMax Short N100 Option Income Strategy ETF (the “YQQQ ETF”)	August 14, 2024
YieldMax Short NVDA Option Income Strategy ETF (the “DIPS ETF”)	July 23, 2024
YieldMax Short TSLA Option Income Strategy ETF (the “CRSH ETF”)	May 1, 2024
YieldMax SMCI Option Income Strategy ETF (the “SMCY ETF”)	September 11, 2024
YieldMax SNOW Option Income Strategy ETF (the “SNOY ETF”)	June 10, 2024
YieldMax SQ Option Income Strategy ETF (the “SQY ETF”)	October 10, 2023
YieldMax TSLA Option Income Strategy ETF (the “TSLY ETF”)	November 22, 2022
YieldMax TSM Option Income Strategy ETF (the “TSMY ETF”)	August 20, 2024
YieldMax Ultra Option Income Strategy ETF (the “ULTY ETF”)	February 28, 2024

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

YieldMax Universe Fund of Option Income ETFs (the “YMAX ETF”)	January 16, 2024
YieldMax XOM Option Income Strategy ETF (the “XOMO ETF”)	August 30, 2023

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund, except the YMAX ETF and the YMAG ETF, is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

The secondary objective of the YMAX ETF and the YMAG ETF is that they will primarily invest their assets in the shares of other ETFs (“fund of funds”), rather than in securities of individual companies. In addition, from time to time, the Funds may invest directly in the securities and financial instruments in which one or more affiliated YieldMax ETFs.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.    Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

APLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$84,695,272	$–	$84,695,272
Purchased Options	–	4,199,850	–	4,199,850
Money Market Funds	928,335	–	–	928,335
Total Investments	$928,335	$88,895,122	$–	$89,823,457

Liabilities:
Other Financial Instruments:
Written Options	$–	$(3,547,215)	$–	$(3,547,215)
Total Other Financial Instruments	$–	$(3,547,215)	$–	$(3,547,215)

ABNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$13,514,842	$–	$13,514,842
Purchased Options	–	1,495,738	–	1,495,738
Money Market Funds	567,987	–	–	567,987
Total Investments	$567,987	$15,010,580	$–	$15,578,567

Liabilities:
Other Financial Instruments:
Written Options	$–	$(935,508)	$–	$(935,508)
Total Other Financial Instruments	$–	$(935,508)	$–	$(935,508)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

AIYY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$33,078,108	$–	$33,078,108
Purchased Options	–	1,591,335	–	1,591,335
Money Market Funds	332,262	–	–	332,262
Total Investments	$332,262	$34,669,443	$–	$35,001,705

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,268,144)	$–	$(2,268,144)
Total Other Financial Instruments	$–	$(2,268,144)	$–	$(2,268,144)

AMDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$128,135,156	$–	$128,135,156
Purchased Options	–	728,748	–	728,748
Money Market Funds	5,400,905	–	–	5,400,905
Total Investments	$5,400,905	$128,863,904	$–	$134,264,809

Liabilities:
Other Financial Instruments:
Written Options	$–	$(18,441,910)	$–	$(18,441,910)
Total Other Financial Instruments	$–	$(18,441,910)	$–	$(18,441,910)

AMZY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$177,134,037	$–	$177,134,037
Purchased Options	–	9,578,660	–	9,578,660
Money Market Funds	1,024,435	–	–	1,024,435
Total Investments	$1,024,435	$186,712,697	$–	$187,737,132

Liabilities:
Other Financial Instruments:
Written Options	$–	$(10,058,713)	$–	$(10,058,713)
Total Other Financial Instruments	$–	$(10,058,713)	$–	$(10,058,713)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

BABO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$19,695,163	$–	$19,695,163
Purchased Options	–	186,615	–	186,615
Money Market Funds	198,267	–	–	198,267
Total Investments	$198,267	$19,881,778	$–	$20,080,045

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,758,061)	$–	$(2,758,061)
Total Other Financial Instruments	$–	$(2,758,061)	$–	$(2,758,061)

YBIT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$50,626,774	$–	$50,626,774
Purchased Options	–	87,896	–	87,896
Money Market Funds	2,513,746	–	–	2,513,746
Total Investments	$2,513,746	$50,714,670	$–	$53,228,416

Liabilities:
Other Financial Instruments:
Written Options	$–	$(16,059,764)	$–	$(16,059,764)
Total Other Financial Instruments	$–	$(16,059,764)	$–	$(16,059,764)

CONY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$718,026,597	$–	$718,026,597
Purchased Options	–	17,199,227	–	17,199,227
Money Market Funds	4,105,032	–	–	4,105,032
Total Investments	$4,105,032	$735,225,824	$–	$739,330,856

Liabilities:
Other Financial Instruments:
Written Options	$–	$(148,729,755)	$–	$(148,729,755)
Total Other Financial Instruments	$–	$(148,729,755)	$–	$(148,729,755)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

DISO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$18,984,512	$–	$18,984,512
Purchased Options	–	2,063,140	–	2,063,140
Money Market Funds	1,095,948	–	–	1,095,948
Total Investments	$1,095,948	$21,047,652	$–	$22,143,600

Liabilities:
Other Financial Instruments:
Written Options	$–	$(657,248)	$–	$(657,248)
Total Other Financial Instruments	$–	$(657,248)	$–	$(657,248)

GDXY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$28,944,027	$–	$28,944,027
Purchased Options	–	1,452,660	–	1,452,660
Money Market Funds	313,067	–	–	313,067
Total Investments	$313,067	$30,396,687	$–	$30,709,754

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,489,248)	$–	$(1,489,248)
Total Other Financial Instruments	$–	$(1,489,248)	$–	$(1,489,248)

GOOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$64,291,162	$–	$64,291,162
Purchased Options	–	4,907,235	–	4,907,235
Money Market Funds	2,868,886	–	–	2,868,886
Total Investments	$2,868,886	$69,198,397	$–	$72,067,283

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,749,396)	$–	$(1,749,396)
Total Other Financial Instruments	$–	$(1,749,396)	$–	$(1,749,396)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

OARK ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$51,628,914	$–	$51,628,914
Purchased Options	–	3,809,775	–	3,809,775
Money Market Funds	1,521,618	–	–	1,521,618
Total Investments	$1,521,618	$55,438,689	$–	$56,960,307

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,722,617)	$–	$(2,722,617)
Total Other Financial Instruments	$–	$(2,722,617)	$–	$(2,722,617)

JPMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$24,881,112	$–	$24,881,112
Purchased Options	–	868,700	–	868,700
Money Market Funds	384,419	–	–	384,419
Total Investments	$384,419	$25,749,812	$–	$26,134,231

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,092,174)	$–	$(1,092,174)
Total Other Financial Instruments	$–	$(1,092,174)	$–	$(1,092,174)

YMAG ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$180,288,364	$–	$–	$180,288,364
Money Market Funds	1,881,787	–	–	1,881,787
Total Investments	$182,170,151	$–	$–	$182,170,151

FBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$112,006,663	$–	$112,006,663
Purchased Options	–	8,296,150	–	8,296,150
Money Market Funds	2,769,610	–	–	2,769,610
Total Investments	$2,769,610	$120,302,813	$–	$123,072,423

Liabilities:

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

Other Financial Instruments:
Written Options	$–	$(5,444,097)	$–	$(5,444,097)
Total Other Financial Instruments	$–	$(5,444,097)	$–	$(5,444,097)

MRNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$26,388,793	$–	$26,388,793
Purchased Options	–	2,627,550	–	2,627,550
Money Market Funds	1,172,487	–	–	1,172,487
Total Investments	$1,172,487	$29,016,343	$–	$30,188,830

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,585,457)	$–	$(2,585,457)
Total Other Financial Instruments	$–	$(2,585,457)	$–	$(2,585,457)

MSFO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$82,782,515	$–	$82,782,515
Purchased Options	–	462,775	–	462,775
Money Market Funds	702,028	–	–	702,028
Total Investments	$702,028	$83,245,290	$–	$83,947,318

Liabilities:
Other Financial Instruments:
Written Options	$–	$(5,060,759)	$–	$(5,060,759)
Total Other Financial Instruments	$–	$(5,060,759)	$–	$(5,060,759)

MSTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$58,121,030	$–	$58,121,030
U.S. Treasury Securities	–	8,989,436	–	8,989,436
Money Market Funds	101,011	–	–	101,011
Total Investments	$101,011	$67,110,466	$–	$67,211,477

Liabilities:
Other Financial Instruments:
Written Options	$–	$(94,070,609)	$–	$(94,070,609)
Total Other Financial Instruments	$–	$(94,070,609)	$–	$(94,070,609)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

NFLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$50,079,183	$–	$50,079,183
Purchased Options	–	2,341,225	–	2,341,225
Money Market Funds	484,316	–	–	484,316
Total Investments	$484,316	$52,420,408	$–	$52,904,724

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,918,450)	$–	$(1,918,450)
Total Other Financial Instruments	$–	$(1,918,450)	$–	$(1,918,450)

NVDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$1,141,896,583	$–	$1,141,896,583
Purchased Options	–	129,795,440	–	129,795,440
Money Market Funds	18,852,203	–	–	18,852,203
Total Investments	$18,852,203	$1,271,692,023	$–	$1,290,544,226

Liabilities:
Other Financial Instruments:
Written Options	$–	$(103,666,850)	$–	$(103,666,850)
Total Other Financial Instruments	$–	$(103,666,850)	$–	$(103,666,850)

PLTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$4,458,569	$–	$4,458,569
Purchased Options	–	979,990	–	979,990
Money Market Funds	48,831	–	–	48,831
Total Investments	$48,831	$5,438,559	$–	$5,487,390

Liabilities:
Other Financial Instruments:
Written Options	$–	$(695,201)	$–	$(695,201)
Total Other Financial Instruments	$–	$(695,201)	$–	$(695,201)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

PYPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$40,238,897	$–	$40,238,897
Purchased Options	–	3,928,945	–	3,928,945
Money Market Funds	2,417,535	–	–	2,417,535
Total Investments	$2,417,535	$44,167,842	$–	$46,585,377

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,878,331)	$–	$(1,878,331)
Total Other Financial Instruments	$–	$(1,878,331)	$–	$(1,878,331)

FIAT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$43,587,392	$–	$43,587,392
Purchased Options	–	8,372,985	–	8,372,985
Money Market Funds	108,714	–	–	108,714
Total Investments	$108,714	$51,960,377	$–	$52,069,091

Liabilities:
Other Financial Instruments:
Written Options	$–	$(3,893,767)	$–	$(3,893,767)
Total Other Financial Instruments	$–	$(3,893,767)	$–	$(3,893,767)

YQQQ ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$6,040,250	$–	$6,040,250
Purchased Options	–	25,289	–	25,289
Money Market Funds	55,594	–	–	55,594
Total Investments	$55,594	$6,065,539	$–	$6,121,133

Liabilities:
Other Financial Instruments:
Written Options	$–	$(513,213)	$–	$(513,213)
Total Other Financial Instruments	$–	$(513,213)	$–	$(513,213)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

DIPS ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$11,757,939	$–	$11,757,939
Purchased Options	–	111,804	–	111,804
Money Market Funds	205,160	–	–	205,160
Total Investments	$205,160	$11,869,743	$–	$12,074,903

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,099,017)	$–	$(2,099,017)
Total Other Financial Instruments	$–	$(2,099,017)	$–	$(2,099,017)

CRSH ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$21,379,170	$–	$21,379,170
Purchased Options	–	714,738	–	714,738
Money Market Funds	2,117,913	–	–	2,117,913
Total Investments	$2,117,913	$22,093,908	$–	$24,211,821

Liabilities:
Other Financial Instruments:
Written Options	$–	$(3,689,821)	$–	$(3,689,821)
Total Other Financial Instruments	$–	$(3,689,821)	$–	$(3,689,821)

SMCY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$9,007,637	$–	$9,007,637
Purchased Options	–	695,875	–	695,875
Money Market Funds	5,886,997	–	–	5,886,997
Total Investments	$5,886,997	$9,703,512	$–	$15,590,509

Liabilities:
Other Financial Instruments:
Written Options	$–	$(1,988,164)	$–	$(1,988,164)
Total Other Financial Instruments	$–	$(1,988,164)	$–	$(1,988,164)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

SNOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$16,919,691	$–	$16,919,691
Purchased Options	–	1,145,154	–	1,145,154
Money Market Funds	1,673,948	–	–	1,673,948
Total Investments	$1,673,948	$18,064,845	$–	$19,738,793

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,719,043)	$–	$(2,719,043)
Total Other Financial Instruments	$–	$(2,719,043)	$–	$(2,719,043)

SQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$43,927,890	$–	$43,927,890
Purchased Options	–	7,144,950	–	7,144,950
Money Market Funds	749,034	–	–	749,034
Total Investments	$749,034	$51,072,840	$–	$51,821,874

Liabilities:
Other Financial Instruments:
Written Options	$–	$(2,069,870)	$–	$(2,069,870)
Total Other Financial Instruments	$–	$(2,069,870)	$–	$(2,069,870)

TSLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$880,468,401	$–	$880,468,401
Purchased Options	–	37,942,093	–	37,942,093
Money Market Funds	17,329,441	–	–	17,329,441
Total Investments	$17,329,441	$918,410,494	$–	$935,739,935

Liabilities:
Other Financial Instruments:
Written Options	$–	$(63,694,011)	$–	$(63,694,011)
Total Other Financial Instruments	$–	$(63,694,011)	$–	$(63,694,011)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

TSMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$15,943,075	$–	$15,943,075
Purchased Options	–	1,414,851	–	1,414,851
Money Market Funds	5,131,638	–	–	5,131,638
Total Investments	$5,131,638	$17,357,926	$–	$22,489,564

Liabilities:
Other Financial Instruments:
Written Options	$–	$(928,032)	$–	$(928,032)
Total Other Financial Instruments	$–	$(928,032)	$–	$(928,032)

ULTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$141,947,590	$–	$–	$141,947,590
Exchange Traded Funds	30,337,600	–	–	30,337,600
Purchased Options	–	5,998,246	–	5,998,246
Money Market Funds	29,718,480	–	–	29,718,480
Total Investments	$202,003,670	$5,998,246	$–	$208,001,916

Liabilities:
Other Financial Instruments:
Written Options	$–	$(9,098,810)	$–	$(9,098,810)
Total Other Financial Instruments	$–	$(9,098,810)	$–	$(9,098,810)

YMAX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$325,133,919	$–	$–	$325,133,919
Purchased Options	–	35,400	–	35,400
Money Market Funds	15,560,417	–	–	15,560,417
U.S. Treasury Bills	–	5,337,626	–	5,337,626
Total Investments	$340,694,336	$5,373,026	$–	$346,067,362

Liabilities:
Other Financial Instruments:
Written Options	$–	$(5,858,396)	$–	$(5,858,396)
Total Other Financial Instruments	$–	$(5,858,396)	$–	$(5,858,396)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

XOMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$29,116,377	$–	$29,116,377
Purchased Options	–	1,131,407	–	1,131,407
Money Market Funds	1,974,615	–	–	1,974,615
Total Investments	$1,974,615	$30,247,784	$–	$32,222,399

Liabilities:
Other Financial Instruments:
Written Options	$–	$(735,678)	$–	$(735,678)
Total Other Financial Instruments	$–	$(735,678)	$–	$(735,678)

B.    Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended October 31, 2024, the Funds’ monthly average notional amount are described below:

	Average Notional Amount
Fund:	Purchased Options	Written Options
APLY ETF	$81,248,892	$(135,087,084)
ABNY ETF	16,110,490	(20,107,928)
AIYY ETF	31,379,194	(51,735,739)
AMDY ETF	105,496,153	(172,509,028)
AMZY ETF	129,471,353	(202,047,445)
BABO ETF	13,738,537	(27,477,073)
YBIT ETF	38,441,390	(73,086,968)
CONY ETF	534,643,343	(872,917,638)
DISO ETF	16,487,771	(28,136,110)
GDXY ETF	26,253,290	(42,004,733)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

GOOY ETF	50,599,934	(79,093,422)
OARK ETF	75,789,858	(134,329,162)
JPMO ETF	17,044,253	(30,487,665)
FBY ETF	79,602,677	(125,099,552)
MRNY ETF	23,770,908	(39,968,060)
MSFO ETF	69,348,583	(100,872,071)
MSTY ETF	355,138,039	(415,660,545)
NFLY ETF	39,181,669	(78,363,338)
NVDY ETF	544,086,695	(813,045,156)
PLTY ETF	12,276,824	(12,276,824)
PYPY ETF	27,262,512	(36,079,669)
FIAT ETF	45,718,422	(37,405,704)
YQQQ ETF	10,322,265	(8,955,669)
DIPS ETF	16,204,227	(13,794,633)
CRSH ETF	32,237,955	(26,060,000)
SMCY ETF	9,681,632	(10,773,257)
SNOY ETF	21,285,063	(28,693,016)
SQY ETF	37,702,255	(61,869,786)
TSLY ETF	832,082,132	(1,531,540,040)
TSMY ETF	19,908,041	(20,766,541)
ULTY ETF	44,357,054	(124,033,779)
YMAX ETF	1,664,004	(3,328,008)
XOMO ETF	24,486,502	(39,541,952)

Statements of Assets and Liabilities

Fair Value of derivative instruments as of October 31, 2024:

	Asset Derivatives		Liability Derivatives
	Derivative		Derivative
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
		Investments, at value		Written option contracts, at value

APLY ETF	Purchased Options	$4,199,850	Written Options	$3,547,215
ABNY ETF	Purchased Options	1,495,738	Written Options	935,508
AIYY ETF	Purchased Options	1,591,335	Written Options	2,268,144
AMDY ETF	Purchased Options	728,748	Written Options	18,441,910
AMZY ETF	Purchased Options	9,578,660	Written Options	10,058,713
BABO ETF	Purchased Options	186,615	Written Options	2,758,061
YBIT ETF	Purchased Options	87,896	Written Options	16,059,764
CONY ETF	Purchased Options	17,199,227	Written Options	148,729,755
DISO ETF	Purchased Options	2,063,140	Written Options	657,248
GDXY ETF	Purchased Options	1,452,660	Written Options	1,489,248

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

GOOY ETF	Purchased Options	4,907,235	Written Options	1,749,396
OARK ETF	Purchased Options	3,809,775	Written Options	2,722,617
JPMO ETF	Purchased Options	868,700	Written Options	1,092,174
FBY ETF	Purchased Options	8,296,150	Written Options	5,444,097
MRNY ETF	Purchased Options	2,627,550	Written Options	2,585,457
MSFO ETF	Purchased Options	462,775	Written Options	5,060,759
MSTY ETF	Purchased Options	58,121,030	Written Options	94,070,609
NFLY ETF	Purchased Options	2,341,225	Written Options	1,918,450
NVDY ETF	Purchased Options	129,795,440	Written Options	103,666,850
PLTY ETF	Purchased Options	979,990	Written Options	695,201
PYPY ETF	Purchased Options	3,928,945	Written Options	1,878,331
FIAT ETF	Purchased Options	8,372,985	Written Options	3,893,767
YQQQ ETF	Purchased Options	25,289	Written Options	513,213
DIPS ETF	Purchased Options	111,804	Written Options	2,099,017
CRSH ETF	Purchased Options	714,738	Written Options	3,689,821
SMCY ETF	Purchased Options	695,875	Written Options	1,988,164
SNOY ETF	Purchased Options	1,145,154	Written Options	2,719,043
SQY ETF	Purchased Options	7,144,950	Written Options	2,069,870
TSLY ETF	Purchased Options	37,942,093	Written Options	63,694,011
TSMY ETF	Purchased Options	1,414,851	Written Options	928,032
ULTY ETF	Purchased Options	5,998,246	Written Options	9,098,810
YMAX ETF	Purchased Options	35,400	Written Options	5,858,396
XOMO ETF	Purchased Options	1,131,407	Written Options	735,678

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year/periods ended October 31, 2024:

	Realized gain/(loss)		Change in Unrealized appreciation/depreciation
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Net realized gain/(loss) from investments		Net change in unrealized appreciation/(depreciation) on investments
APLY ETF	Purchased Options	$11,085,314	Purchased Options	$1,125,010
ABNY ETF	Purchased Options	735,717	Purchased Options	175,976
AIYY ETF	Purchased Options	(3,932,506)	Purchased Options	(690,266)
AMDY ETF	Purchased Options	10,060,217	Purchased Options	(9,544,722)
AMZY ETF	Purchased Options	6,996,712	Purchased Options	(796,079)
BABO ETF	Purchased Options	3,313,593	Purchased Options	(1,375,103)
YBIT ETF	Purchased Options	(1,230,467)	Purchased Options	(320,865)
CONY ETF	Purchased Options	105,600,991	Purchased Options	(54,605,723)
DISO ETF	Purchased Options	(1,019,010)	Purchased Options	263,570
GDXY ETF	Purchased Options	531,150	Purchased Options	(595,644)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

GOOY ETF	Purchased Options	1,697,417	Purchased Options	3,198,627
OARK ETF	Purchased Options	(8,386,284)	Purchased Options	6,832,515
JPMO ETF	Purchased Options	1,623,630	Purchased Options	(102,245)
FBY ETF	Purchased Options	2,761,482	Purchased Options	(1,521,279)
MRNY ETF	Purchased Options	(2,464,413)	Purchased Options	(131,410)
MSFO ETF	Purchased Options	1,328,453	Purchased Options	(3,677,149)
MSTY ETF	Purchased Options	178,793,498	Purchased Options	(35,618,988)
NFLY ETF	Purchased Options	3,492,495	Purchased Options	278,600
NVDY ETF	Purchased Options	178,021,902	Purchased Options	9,316,370
PLTY ETF	Purchased Options	(57,388)	Purchased Options	22,600
PYPY ETF	Purchased Options	2,450,992	Purchased Options	(878,011)
FIAT ETF	Purchased Options	(1,414,150)	Purchased Options	3,405,718
YQQQ ETF	Purchased Options	42,732	Purchased Options	(122,724)
DIPS ETF	Purchased Options	(83,940)	Purchased Options	(446,667)
CRSH ETF	Purchased Options	61,808	Purchased Options	(796,364)
SMCY ETF	Purchased Options	(1,105,894)	Purchased Options	(806,350)
SNOY ETF	Purchased Options	(1,633,494)	Purchased Options	(891,593)
SQY ETF	Purchased Options	(3,908,655)	Purchased Options	1,128,697
TSLY ETF	Purchased Options	169,673,656	Purchased Options	(57,763,749)
TSMY ETF	Purchased Options	140,942	Purchased Options	(608,418)
ULTY ETF	Purchased Options	(6,706,336)	Purchased Options	(307,159)
YMAX ETF	Purchased Options	(1,046,056)	Purchased Options	15,026
XOMO ETF	Purchased Options	(566,787)	Purchased Options	(216,613)

	Realized gain/(loss)		Change in Unrealized appreciation/depreciation
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
	Net realized gain/(loss) from written option contracts expired or closed		Net change in unrealized appreciation/(depreciation) on written option contracts
APLY ETF	Written Options	$(3,337,740)	Written Options	$728,400
ABNY ETF	Written Options	(650,226)	Written Options	327,056
AIYY ETF	Written Options	(7,578,521)	Written Options	1,473,791
AMDY ETF	Written Options	(5,197,737)	Written Options	(5,760,818)
AMZY ETF	Written Options	(2,337,403)	Written Options	1,921,439
BABO ETF	Written Options	(507,372)	Written Options	(946,676)
YBIT ETF	Written Options	(9,622,167)	Written Options	9,038,599
CONY ETF	Written Options	(4,191,594)	Written Options	(69,413,986)
DISO ETF	Written Options	(755,884)	Written Options	169,228
GDXY ETF	Written Options	(626,015)	Written Options	582,803
GOOY ETF	Written Options	(7,790,240)	Written Options	2,944,874
OARK ETF	Written Options	(255,486)	Written Options	11,719,764

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

JPMO ETF	Written Options	(800,988)	Written Options	7,940
FBY ETF	Written Options	15,588,194	Written Options	2,842,210
MRNY ETF	Written Options	(16,398,665)	Written Options	188,679
MSFO ETF	Written Options	2,343,337	Written Options	(1,399,714)
MSTY ETF	Written Options	111,490,057	Written Options	2,899,746
NFLY ETF	Written Options	11,889,305	Written Options	(250,321)
NVDY ETF	Written Options	104,437,136	Written Options	13,853,797
PLTY ETF	Written Options	(136,796)	Written Options	(10,312)
PYPY ETF	Written Options	5,177,490	Written Options	1,208,932
FIAT ETF	Written Options	(2,424,566)	Written Options	625,373
YQQQ ETF	Written Options	130,971	Written Options	(129,962)
DIPS ETF	Written Options	(50,743)	Written Options	(829,999)
CRSH ETF	Written Options	(418,689)	Written Options	(792,154)
SMCY ETF	Written Options	(1,806,409)	Written Options	(466,626)
SNOY ETF	Written Options	2,164,394	Written Options	(497,863)
SQY ETF	Written Options	6,842,091	Written Options	1,888,811
TSLY ETF	Written Options	(135,593,017)	Written Options	25,790,597
TSMY ETF	Written Options	114,080	Written Options	(25,242)
ULTY ETF	Written Options	(741,992)	Written Options	2,792,426
YMAX ETF	Written Options	(2,204,274)	Written Options	1,364,798
XOMO ETF	Written Options	964,465	Written Options	875,019

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each of the Funds has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.  Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These differences are primarily due to adjustments for redemptions in-kind. For the periods ended October 31, 2024, the following table shows the reclassifications made:

Fund:	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
YMAG ETF	1,344,701	(1,344,701)
YMAX ETF	1,487,550	(1,487,550)

The YMAG ETF & YMAX ETF may realize net capital gains resulting from in-kind redemptions, in which shareholders exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the periods ended October 31, 2024, the YMAG ETF and YMAX ETF realized $1,344,701 and $1,487,550 in net capital gains resulting from in-kind redemptions.

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Underlying Stock Risk. The Funds invest in options contracts that are based on the value of the Underlying Stocks. This subjects the Funds to certain of the same risks as if each Fund owned shares of the respective Underlying Stocks, even though they do not. By virtue of the Funds’ investments in options contracts that are based on the value of the Underlying Stock, the Funds may also be subject to the following risks:

Indirect Investment in Underlying Stock Risk. The Underlying Stocks are not affiliated with the Trust, the respective Funds, the Adviser, the Sub-Adviser, or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Underlying Stocks but will be exposed to the performance of the Underlying Stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Stocks but will be subject to declines in the performance of the Underlying Stocks.

Underlying Stock Trading Risk. The trading price of the Underlying Stocks may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Stocks may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Stocks, further influencing volatility in the market price. Public perception and other factors outside of the control of the Underlying Stocks may additionally impact the Underlying Stocks’s stock price due to the Underlying Stocks garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against the Underlying Stocks in the past. While the Underlying Stocks continue to defend such actions, any judgment against the Underlying Stocks, or any future stockholder litigation could result in substantial costs and a diversion of the management of the Underlying Stocks’ attention and resources. If the Underlying Stocks trading is halted, trading in Shares of the respective Funds may be impacted, either temporarily or indefinitely.

Underlying Stocks Performance Risk. The Underlying Stocks may fail to meet their respective publicly announced guidelines or other expectations about their business, which could cause the price of the Underlying Stocks to decline. The Underlying Stocks provide guidance regarding each ones expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Stocks provide may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If the Underlying Stocks’ guidance is not accurate or varies from actual results due to each Underlying Stocks inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Stocks could decline significantly.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Fund are subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance. Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (“Investment Advisory Fee”) based on the average daily net assets of each Fund. Each fund, excluding ULTY ETF, YMAG ETF and YMAX ETF,

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

pays at an annual rate of 0.99% of each Fund’s average daily net assets. The ULTY ETF pays at an annual rate of 1.24% of its average daily net assets. The YMAG ETF and YMAX ETF each pay an annual rate of 0.29% of their average daily net assets.

The adviser has agreed to reduce the ULTY ETF’s Investment Advisory Fee to 1.14% of its average daily net assets through at least October 14, 2025. This agreement may be terminated only by, or with the consent of, the Board, on behalf of the ULTY ETF, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year/periods ended October 31, 2024, are disclosed in the Statements of Operations.

ZEGA serves as investment sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.09% of each Fund’s average daily net assets, except the YMAG ETF, ULTY ETF, and YMAX ETF which fee is calculated at an annual rate of 0.01% , 0.12%, and 0.01%, respectively. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser a portion of the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of each Fund’s related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the periods ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

Fund:	Purchases	Sales

APLY ETF	$-	$-
ABNY ETF	-	-
AIYY ETF	-	-
AMDY ETF	-	-
AMZY ETF	-	-
BABO ETF	-	-
YBIT ETF	-	-
CONY ETF	-	-
DISO ETF	-	-
GDXY ETF	-	-
GOOY ETF	62,782,500	62,781,076
OARK ETF	-	-
JPMO ETF	-	-
YMAG ETF	21,594,349	16,812,264
FBY ETF	2,000,000	2,056,141
MRNY ETF	-	-
MSFO ETF	-	-
MSTY ETF	-	-
NFLY ETF	-	-
NVDY ETF	-	-
PLTY ETF	-	-
PYPY ETF	27,550,000	26,599,261
FIAT ETF	1,813,098	1,586,732
YQQQ ETF	-	-
DIPS ETF	-	-
CRSH ETF	2,362,635	2,362,500
SMCY ETF	-	-
SNOY ETF	-	-
SQY ETF	-	-
TSLY ETF	-	-
TSMY ETF	-	-
ULTY ETF	1,182,806,281	1,011,845,033
YMAX ETF	119,330,682	126,048,642
XOMO ETF	-	-

For the periods ended October 31, 2024, the purchases or sales of long-term U.S. government securities were as follows:

Fund:	Purchases	Sales

APLY ETF	$32,327,214	$7,133,514
ABNY ETF	4,597,823	1,201,234
AIYY ETF	18,969,341	656,438

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

AMDY ETF	62,514,081	8,752,186
AMZY ETF	103,648,958	13,593,245
BABO ETF	5,460,603	500,036
YBIT ETF	31,807,208	6,581,204
CONY ETF	428,347,045	46,591,120
DISO ETF	7,626,033	782,816
GDXY ETF	9,280,138	936,708
GOOY ETF	38,381,766	7,703,991
OARK ETF	24,396,327	30,000,514
JPMO ETF	11,530,661	561,720
YMAG ETF	-	-
FBY ETF	44,868,809	1,232,744
MRNY ETF	15,457,441	1,519,763
MSFO ETF	42,759,599	3,654,697
MSTY ETF	-	-
NFLY ETF	22,063,678	6,333,231
NVDY ETF	590,414,477	57,602,534
PLTY ETF	1,115,674	-
PYPY ETF	20,311,027	2,098,166
FIAT ETF	11,939,310	435,991
YQQQ ETF	1,529,533	-
DIPS ETF	3,232,701	298,853
CRSH ETF	7,069,752	323,779
SMCY ETF	2,256,996	-
SNOY ETF	5,606,303	86,001
SQY ETF	22,686,763	-
TSLY ETF	372,400,399	205,628,415
TSMY ETF	4,120,263	130,473
ULTY ETF	-	-
YMAX ETF	-	-
XOMO ETF	15,363,403	500,178

For the periods ended October 31, 2024, the cost of purchases and proceeds from in-kind transactions for the YMAG ETF AND YMAX ETF were as follows (the rest of the Funds did not have in-kind transactions):

Fund:	Purchases	Sales
YMAG ETF	$214,496,645	$21,118,786
YMAX ETF	429,573,260	40,208,737

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

NOTE 6 – AFFILIATED SECURITIES

The YMAG ETF and YMAX ETF held affiliated securities of the following companies during the period ended October 31, 2024. Transactions during the period in these securities of affiliated companies were as follows:

YMAG ETF
		Fair Value
Security Name	Share Balance 10/31/2024	Balance 1/29/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 10/31/2024	Dividend Income	Return of Capital
APLY ETF	1,427,465	$-	$31,285,237	$(6,774,398)	$242,826	$(44,246)	$24,709,419	$846,690	$899,494
AMZY ETF	1,334,046	-	32,618,704	(6,501,680)	33,921	(1,257,647)	24,893,298	886,170	2,071,744
GOOY ETF	1,729,920	-	32,813,587	(6,464,140)	198,531	(581,879)	25,966,099	266,370	2,299,048
FBY ETF	1,365,014	-	33,274,785	(6,599,496)	(419,928)	498,914	26,754,275	2,978,378	590,807
MSFO ETF	1,375,038	-	32,495,126	(4,698,560)	(35,456)	(2,185,403)	25,575,707	887,573	1,119,482
NVDY ETF	1,001,271	-	35,735,860	(10,596,700)	(146,047)	(101,516)	24,891,597	4,628,660	707,229
TSLY ETF	2,303,013	-	37,867,695	(12,226,577)	829,847	1,027,004	27,497,969	-	5,971,393
					$703,694	$(2,644,773)	$180,288,364	$10,493,841	$13,659,197

YMAX ETF
		Fair Value
Security Name	Share Balance 10/31/2024	Balance 1/16/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value at 10/31/2024	Dividend Income	Return of Capital
APLY ETF	764,812	$-	$22,467,069	$(9,931,129)	$ 232,125	$470,831	$13,238,896	$669,763	$522,335
ABNY ETF	848,957	-	16,327,166	(2,825,242)	39,430	332,216	13,873,570	562,538	292,732
AIYY ETF	1,488,587	-	23,172,314	(7,915,776)	(874,203)	(1,878,204)	12,504,131	219,803	2,564,294
AMDY ETF	1,049,838	-	23,098,471	(7,642,623)	(806,150)	(1,432,238)	13,217,460	598,507	2,409,186
AMZY ETF	714,681	-	22,132,912	(8,201,471)	(25,344)	(570,150)	13,335,947	696,013	1,308,631
BABO ETF	657,348	-	14,781,689	(542,046)	(47,897)	(341,424)	13,850,322	698,815	-
YBIT ETF	-	-	17,116,334	(15,024,997)	(2,091,337)	-	-	154,273	-
CONY ETF	995,150	-	25,202,970	(9,695,715)	(614,395)	(2,543,050)	12,349,812	1,612,825	2,933,462
DISO ETF	859,831	-	22,819,798	(8,187,621)	(653,331)	(372,624)	13,606,224	221,320	1,239,803
GDXY ETF	772,356	-	17,979,755	(4,408,576)	82,058	(237,413)	13,415,824	280,111	696,773
GOOY ETF	926,800	-	22,258,503	(8,245,592)	174,755	(276,398)	13,911,268	210,691	1,473,335
OARK ETF	1,367,266	-	21,999,586	(8,903,132)	(143,637)	254,973	13,207,790	-	1,898,977
JPMO ETF	771,987	-	22,572,528	(8,206,329)	(146,988)	(99,569)	14,119,642	586,292	599,060

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

FBY ETF	731,426	-	22,956,760	(8,498,639)	(656,930)	534,759	14,335,950	2,422,254	378,308
MRNY ETF	1,998,868	-	37,312,012	(16,708,368)	(5,744,295)	(387,545)	14,471,804	186,473	1,348,123
MSFO ETF	736,656	-	22,305,081	(7,415,299)	(128,642)	(1,059,338)	13,701,802	707,392	704,562
MSTY ETF	457,542	-	22,750,502	(8,936,137)	(818,732)	268,510	13,264,143	5,794,332	-
NFLY ETF	785,326	-	22,023,127	(8,177,804)	(393,781)	511,554	13,963,096	2,685,920	55,497
NVDY ETF	536,436	-	23,623,616	(10,330,587)	100,230	(57,460)	13,335,799	4,021,498	508,229
PYPY ETF	778,273	-	22,928,209	(9,282,209)	(136,477)	343,736	13,853,259	3,066,206	152,313
SNOY ETF	837,773	-	18,514,452	(4,100,320)	17,032	(1,062,234)	13,368,930	626,344	1,020,442
SQY ETF	734,156	-	22,628,558	(9,738,392)	(122,954)	366,839	13,134,051	1,270,516	1,337,542
TSLY ETF	1,233,947	-	25,696,896	(12,846,933)	787,954	1,095,404	14,733,321	-	3,554,071
TSMY ETF	652,168	-	14,037,224	(255,405)	-	(888,458)	12,893,361	312,034	255,404
XOMO ETF	823,990	-	22,198,411	(8,869,209)	144,696	(26,381)	13,447,517	560,246	600,140
					$(11,826,813)	$(7,053,664)	$325,133,919	$28,164,166	$25,853,219

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended October 31, 2024 and the periods ended October 31, 2023 were as follows:

	Distributions paid from:		Distributions paid from:

	Ordinary Income October 31, 2024	Return of Capital October 31, 2024	Ordinary Income October 31, 2023	Return of Capital October 31, 2023
APLY ETF	$7,952,933	$7,942,237	$672,828	$2,881,085
ABNY ETF	782,854	480,389	—	—
AIYY ETF	874,595	13,131,653	—	—
AMDY ETF	9,911,652	43,650,526	—	—
AMZY ETF	11,939,727	26,751,756	1,306,818	—
BABO ETF	1,351,303	—	—	—
YBIT ETF	687,940	15,428,412	—	—
CONY ETF	130,427,868	274,839,752	2,870,900	—
DISO ETF	666,805	3,706,250	52,860	—
GDXY ETF	961,525	2,062,505	—	—
GOOY ETF	1,894,535	11,181,438	544,960	—
OARK ETF	2,803,181	23,765,706	6,825,543	2,654,837
JPMO ETF	1,423,567	1,980,575	22,548	34,152
YMAG ETF	11,300,209	12,967,418	—	—
FBY ETF	24,199,271	5,732,114	403,095	—
MRNY ETF	829,150	9,155,627	—	—
MSFO ETF	6,248,686	8,000,692	111,920	—
MSTY ETF	247,274,410	—	—	—
NFLY ETF	17,515,864	551,336	439,752	—
NVDY ETF	311,324,754	63,150,284	11,495,186	1,828,277
PLTY ETF	—	—	—	—
PYPY ETF	8,716,230	697,730	—	—
FIAT ETF	3,417,195	2,261,623	—	—
YQQQ ETF	189,417	—	—	—
DIPS ETF	385,033	442,930	—	—

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

CRSH ETF	781,280	3,752,805	—	—
SMCY ETF	22,648	1,315,877	—	—
SNOY ETF	937,968	1,820,930	—	—
SQY ETF	6,862,639	9,747,016	—	—
TSLY ETF	31,820,428	486,932,585	8,692,542	93,438,948
TSMY ETF	569,854	466,466	—	—
ULTY ETF	3,008,277	89,997,353	—	—
YMAX ETF	27,963,154	36,079,501	—	—
XOMO ETF	1,792,420	2,567,003	93,048	—

As of October 31, 2024, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	APLY ETF	ABNY ETF	AIYY ETF	AMDY ETF	AMZY ETF	BABO ETF
Investments including written options, at cost(a)	$86,830,620	$14,128,868	$31,855,291	$131,451,772	$177,286,567	$19,817,872
Gross tax unrealized appreciation	735,563	602,084	1,596,136	1,631,011	3,018,268	145,741
Gross tax unrealized depreciation	(1,289,941)	(87,892)	(717,866)	(17,259,883)	(2,626,417)	(2,641,629)
Net tax unrealized appreciation (depreciation)	(554,378)	514,192	878,270	(15,628,872)	391,851	(2,495,888)
Undistributed ordinary income (loss)	—	—	—	—	—	1,808,987
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	1,808,987
Other accumulated gain (loss)(b)	(515,344)	(596,498)	(11,521,438)	(1,347,408)	(2,445,659)	(143,973)
Total distributable earnings (accumulated losses)	$(1,069,722)	$(72,306)	$(10,643,168)	$(16,976,280)	$(2,053,808)	$(830,874)

	YBIT ETF	CONY ETF	DISO ETF	GDXY ETF	GOOY ETF	OARK ETF
Investments including written options, at cost(a)	$28,398,363	$711,831,892	$21,057,990	$29,181,109	$65,630,583	$53,667,418
Gross tax unrealized appreciation	9,211,971	13,205,333	486,728	784,000	4,782,790	1,706,865
Gross tax unrealized depreciation	(441,681)	(134,436,124)	(58,366)	(744,603)	(95,486)	(1,136,593)
Net tax unrealized appreciation (depreciation)	8,770,290	(121,230,791)	428,362	39,397	4,687,304	570,272
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss)(b)	(11,217,444)	(10,875,429)	(1,814,538)	(723,333)	(6,280,662)	(9,465,038)
Total distributable earnings (accumulated losses)	$(2,447,154)	$(132,106,220)	$(1,386,176)	$(683,936)	$(1,593,358)	$(8,894,766)

	JPMO ETF	YMAG ETF	FBY ETF	MRNY ETF	MSFO ETF	MSTY ETF
Investments including written options, at cost(a)	$25,280,938	$186,391,425	$116,298,023	$27,537,194	$83,497,623	$5,861,528

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

Gross tax unrealized appreciation	160,471	1,091,549	3,472,999	341,421	644,138	17,526,737
Gross tax unrealized depreciation	(399,352)	(5,312,823)	(2,142,697)	(275,242)	(5,255,204)	(50,247,397)
Net tax unrealized appreciation (depreciation)	(238,881)	(4,221,274)	1,330,302	66,179	(4,611,066)	(32,720,660)
Undistributed ordinary income (loss)	—	—	—	—	—	64,291,361
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	64,291,361
Other accumulated gain (loss)(b)	(83,261)	—	(3,182,760)	(18,885,311)	(400,504)	(17,525,670)
Total distributable earnings (accumulated losses)	$(322,142)	$(4,221,274)	$(1,852,458)	$(18,819,132)	$(5,011,570)	$14,045,031

	NFLY ETF	NVDY ETF	PLTY ETF	PYPY ETF	FIAT ETF	YQQQ ETF
Investments including written options, at cost(a)	$50,670,658	$1,176,970,451	$4,784,667	$44,463,377	$44,175,159	$5,883,706
Gross tax unrealized appreciation	585,975	12,380,829	162,219	1,274,494	7,273,514	29,266
Gross tax unrealized depreciation	(270,359)	(2,473,902)	(154,696)	(1,030,826)	(3,273,349)	(305,053)
Net tax unrealized appreciation (depreciation)	315,616	9,906,927	7,523	243,668	4,000,165	(275,787)
Undistributed ordinary income (loss)	—	—	6,995	—	—	62,169
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	6,995	—	—	62,169
Other accumulated gain (loss)(b)	(448,726)	(9,288,366)	(194,184)	(1,193,645)	(7,262,474)	(27,486)
Total distributable earnings (accumulated losses)	$(133,110)	$618,561	$(179,666)	$(949,977)	$(3,262,309)	$(241,104)

	DIPS ETF	CRSH ETF	SMCY ETF	SNOY ETF	SQY ETF	TSLY ETF
Investments including written options, at cost(a)	$11,667,196	$22,613,872	$14,885,587	$18,371,224	$46,548,246	$885,127,186
Gross tax unrealized appreciation	49,802	450,473	361,210	256,430	3,448,705	43,647,523
Gross tax unrealized depreciation	(1,741,113)	(2,542,346)	(1,644,451)	(1,607,904)	(244,948)	(56,728,786)
Net tax unrealized appreciation (depreciation)	(1,691,311)	(2,091,873)	(1,283,241)	(1,351,474)	3,203,757	(13,081,263)
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss)(b)	(43,026)	(384,916)	(2,912,304)	(215,703)	(3,319,583)	(130,706,077)
Total distributable earnings (accumulated losses)	$(1,734,337)	$(2,476,789)	$(4,195,545)	$(1,567,177)	$(115,826)	$(143,787,340)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

	TSMY ETF	ULTY ETF	YMAX ETF	XOMO ETF
Investments including written options, at cost(a)	$22,227,787	$191,625,789	$356,425,337	$31,509,198
Gross tax unrealized appreciation	258,710	21,262,111	29,310,390	608,972
Gross tax unrealized depreciation	(924,965)	(13,984,794)	(45,526,761)	(631,449)
Net tax unrealized appreciation (depreciation)	(666,255)	7,277,317	(16,216,371)	(22,477)
Undistributed ordinary income (loss)	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated gain (loss)(b)	(257,798)	(12,938,186)	(6,021,334)	(513,266)
Total distributable earnings (accumulated losses)	$(924,053)	$(5,660,869)	$(22,237,705)	$(535,743)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
APLY ETF	$(515,344)
ABNY ETF	(586,498)
AIYY ETF	(1,480,995)
AMDY ETF	(1,347,408)
AMZY ETF	(2,445,659)
BABO ETF	(143,973)
YBIT ETF	(9,038,599)
CONY ETF	(10,875,429)
DISO ETF	(421,576)
GDXY ETF	(723,333)
GOOY ETF	(4,589,257)
OARK ETF	(1,540,834)
JPMO ETF	(83,261)
YMAG ETF	—
FBY ETF	(3,182,760
MRNY ETF	(260,215)
MSFO ETF	(400,504)
MSTY ETF	(17,525,670)
NFLY ETF	(448,726)
NVDY ETF	(9,288,366)
PLTY ETF	(162,219)
PYPY ETF	(1,193,645)
FIAT ETF	(7,262,474)
YQQQ ETF	(27,486)
DIPS ETF	(43,026)
CRSH ETF	(384,916)
SMCY ETF	(361,175)
SNOY ETF	(215,703)
SQY ETF	(3,319,583)
TSLY ETF	(41,257,539)
TSMY ETF	(257,798)
ULTY ETF	(12,938,186)
YMAX ETF	—
XOMO ETF	(513,266)

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal periods ended October 31, 2024, the Funds have not elected to defer late year losses. As of the most recent fiscal periods ended October 31, 2024, the following Funds had long-term and short-term capital loss carryovers, which do not expire. The TSLY ETF and APLY ETF used $57,146,761 and $2,840,723, respectively, of capital loss carryovers during the period ended October 31, 2024.

	Long-Term Capital	Short-Term Capital
	Loss Carryovers	Loss Carryovers
APLY ETF	$—	$—
ABNY ETF	—	—
AIYY ETF	—	(10,040,443)
AMDY ETF	—	—
AMZY ETF	—	—
BABO ETF	—	—
YBIT ETF	—	(2,178,845)
CONY ETF	—	—
DISO ETF	—	(1,392,962)
GDXY ETF	—	—
GOOY ETF	—	(1,691,405)
OARK ETF	(30,271)	(7,893,933)
JPMO ETF	—	—
YMAG ETF	—	—
FBY ETF	—	—
MRNY ETF	—	(18,625,096)
MSFO ETF	—	—
MSTY ETF	—	—
NFLY ETF	—	—
NVDY ETF	—	—
PLTY ETF	—	(31,965)
PYPY ETF	—	—
FIAT ETF	—	—
YQQQ ETF	—	—
DIPS ETF	—	—
CRSH ETF	—	—
SMCY ETF	—	(2,551,129)
SNOY ETF	—	—
SQY ETF	—	—
TSLY ETF	(368,994)	(80,079,544)
TSMY ETF	—	—
ULTY ETF	—	—
YMAX ETF	—	(6,021,334)
XOMO ETF	—	—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc., except the YQQQ ETF, which is listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The

Notes to Financial Statements	YieldMax ETFs

October 31, 2024

standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – REVERSE STOCK SPLIT

During the year ended October 31, 2024, the shares of the TSLY ETF were adjusted to reflect a reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on February 26, 2024:

	Date	Rate	NAV Before Split	NAV After Split	Shares Outstanding Before Split	Shares Outstanding After Split
TSLY ETF	2/26/2024	1 for 2	$9.28	$18.56	89,450,000	44,725,000

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no other subsequent events that would need to be recognize or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

To the Shareholders of YieldMax ETFs and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written option contracts (as applicable), of YieldMax ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
YieldMax AAPL Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from April 17, 2023 (commencement of operations) through October 31, 2023
YieldMax ABNB Option Income Strategy ETF	For the period from June 24, 2024 (commencement of operations) through October 31, 2024
YieldMax AI Option Income Strategy ETF	For the period from November 27, 2023 (commencement of operations) through October 31, 2024
YieldMax AMD Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from September 18, 2023 (commencement of operations) through October 31, 2023
YieldMax AMZN Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from July 24, 2023 (commencement of operations) through October 31, 2023
YieldMax BABA Option Income Strategy ETF	For the period from August 7, 2024 (commencement of operations) through October 31, 2024
YieldMax Bitcoin Option Income Strategy ETF	For the period from April 22, 2024 (commencement of operations) through October 31, 2024
YieldMax COIN Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from August 14, 2023 (commencement of operations) through October 31, 2023

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

YieldMax DIS Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from August 24, 2023 (commencement of operations) through October 31, 2023
YieldMax Gold Miners Option Income Strategy ETF	For the period from May 20, 2024 (commencement of operations) through October 31, 2024
YieldMax GOOGL Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from July 27, 2023 (commencement of operations) through October 31, 2023
YieldMax Innovation Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 22, 2022 (commencement of operations) through October 31, 2023
YieldMax JPM Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from September 11, 2023 (commencement of operations) through October 31, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs	For the period from January 29, 2024 (commencement of operations) through October 31, 2024
YieldMax META Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from July 27, 2023 (commencement of operations) through October 31, 2023
YieldMax MRNA Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from October 23, 2023 (commencement of operations) through October 31, 2023
YieldMax MSFT Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from August 24, 2023 (commencement of operations) through October 31, 2023
YieldMax MSTR Option Income Strategy ETF	For the period from February 21, 2024 (commencement of operations) through October 31, 2024
YieldMax NFLX Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from August 7, 2023 (commencement of operations) through October 31, 2023
YieldMax NVDA Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from May 10, 2023 (commencement of operations) through October 31, 2023
YieldMax PLTR Option Income Strategy ETF	For the period from October 7, 2024 (commencement of operations) through October 31, 2024

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

YieldMax PYPL Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from September 25, 2023 (commencement of operations) through October 31, 2023
YieldMax Short COIN Option Income Strategy ETF	For the period from July 9, 2024 (commencement of operations) through October 31, 2024
YieldMax Short N100 Option Income Strategy ETF	For the period from August 14, 2024 (commencement of operations) through October 31, 2024
YieldMax Short NVDA Option Income Strategy ETF	For the period from July 23, 2024 (commencement of operations) through October 31, 2024
YieldMax Short TSLA Option Income Strategy ETF	For the period from May 1, 2024 (commencement of operations) through October 31, 2024
YieldMax SMCI Option Income Strategy ETF	For the period from September 11, 2024 (commencement of operations) through October 31, 2024
YieldMax SNOW Option Income Strategy ETF	For the period from June 10, 2024 (commencement of operations) through October 31, 2024
YieldMax SQ Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from October 10, 2023 (commencement of operations) through October 31, 2023
YieldMax TSLA Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 22, 2022 (commencement of operations) through October 31, 2023
YieldMax TSM Option Income Strategy ETF	For the period from August 20, 2024 (commencement of operations) through October 31, 2024
YieldMax Ultra Option Income Strategy ETF	For the period from February 28, 2024 (commencement of operations) through October 31, 2024
YieldMax Universe Fund of Option Income ETFs	For the period from January 16, 2024 (commencement of operations) through October 31, 2024
YieldMax XOM Option Income Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from August 30, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

We have served as the auditor of one or more investment companies advised by Tidal Investments LLC since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
December 30, 2024

Other Non-Audited Information	YieldMax ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YieldMax AAPL Option Income Strategy ETF	0.00%
YieldMax ABNB Option Income Strategy ETF	0.00%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	0.00%
YieldMax AMZN Option Income Strategy ETF	0.00%
YieldMax BABA Option Income Strategy ETF	0.00%
YieldMax Bitcoin Option Income Strategy ETF	0.00%
YieldMax COIN Option Income Strategy ETF	0.00%
YieldMax DIS Option Income Strategy ETF	0.00%
YieldMax Gold Miners Option Income Strategy ETF	0.00%
YieldMax GOOGL Option Income Strategy ETF	0.00%
YieldMax Innovation Option Income Strategy ETF	0.00%
YieldMax JPM Option Income Strategy ETF	0.00%
YieldMax Magnificent 7 Fund of Option Income ETFs	0.00%
YieldMax META Option Income Strategy ETF	0.00%
YieldMax MRNA Option Income Strategy ETF	0.00%
YieldMax MSFT Option Income Strategy ETF	0.00%
YieldMax MSTR Option Income Strategy ETF	0.00%
YieldMax NFLX Option Income Strategy ETF	0.00%
YieldMax NVDA Option Income Strategy ETF	0.00%
YieldMax PLTR Option Income Strategy ETF	0.00%
YieldMax PYPL Option Income Strategy ETF	0.00%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	0.00%
YieldMax Short NVDA Option Income Strategy ETF	0.00%
YieldMax Short TSLA Option Income Strategy ETF	0.00%
YieldMax SMCI Option Income Strategy ETF	0.00%
YieldMax SNOW Option Income Strategy ETF	0.00%
YieldMax SQ Option Income Strategy ETF	0.00%
YieldMax TSLA Option Income Strategy ETF	0.00%
YieldMax TSM Option Income Strategy ETF	0.00%
YieldMax Ultra Option Income Strategy ETF	0.00%
YieldMax Universe Fund of Option Income ETFs	0.00%
YieldMax XOM Option Income Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended October 31, 2024, was as follows:

YieldMax AAPL Option Income Strategy ETF	0.00%
YieldMax ABNB Option Income Strategy ETF	0.00%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	0.00%
YieldMax AMZN Option Income Strategy ETF	0.00%
YieldMax BABA Option Income Strategy ETF	0.00%
YieldMax Bitcoin Option Income Strategy ETF	0.00%
YieldMax COIN Option Income Strategy ETF	0.00%
YieldMax DIS Option Income Strategy ETF	0.00%

Other Non-Audited Information	YieldMax ETFs

YieldMax Gold Miners Option Income Strategy ETF	0.00%
YieldMax GOOGL Option Income Strategy ETF	0.00%
YieldMax Innovation Option Income Strategy ETF	0.00%
YieldMax JPM Option Income Strategy ETF	0.00%
YieldMax Magnificent 7 Fund of Option Income ETFs	0.00%
YieldMax META Option Income Strategy ETF	0.00%
YieldMax MRNA Option Income Strategy ETF	0.00%
YieldMax MSFT Option Income Strategy ETF	0.00%
YieldMax MSTR Option Income Strategy ETF	0.00%
YieldMax NFLX Option Income Strategy ETF	0.00%
YieldMax NVDA Option Income Strategy ETF	0.00%
YieldMax PLTR Option Income Strategy ETF	0.00%
YieldMax PYPL Option Income Strategy ETF	0.00%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	0.00%
YieldMax Short NVDA Option Income Strategy ETF	0.00%
YieldMax Short TSLA Option Income Strategy ETF	0.00%
YieldMax SMCI Option Income Strategy ETF	0.00%
YieldMax SNOW Option Income Strategy ETF	0.00%
YieldMax SQ Option Income Strategy ETF	0.00%
YieldMax TSLA Option Income Strategy ETF	0.00%
YieldMax TSM Option Income Strategy ETF	0.00%
YieldMax Ultra Option Income Strategy ETF	0.00%
YieldMax Universe Fund of Option Income ETFs	0.00%
YieldMax XOM Option Income Strategy ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended October 31, 2024, was as follows:

YieldMax AAPL Option Income Strategy ETF	68.10%
YieldMax ABNB Option Income Strategy ETF	86.39%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	64.29%
YieldMax AMZN Option Income Strategy ETF	67.14%
YieldMax BABA Option Income Strategy ETF	94.60%
YieldMax Bitcoin Option Income Strategy ETF	0.00%
YieldMax COIN Option Income Strategy ETF	86.08%
YieldMax DIS Option Income Strategy ETF	19.36%
YieldMax Gold Miners Option Income Strategy ETF	65.78%
YieldMax GOOGL Option Income Strategy ETF	18.70%
YieldMax Innovation Option Income Strategy ETF	0.00%
YieldMax JPM Option Income Strategy ETF	58.04%
YieldMax Magnificent 7 Fund of Option Income ETFs	8.28%
YieldMax META Option Income Strategy ETF	89.62%
YieldMax MRNA Option Income Strategy ETF	2.14%
YieldMax MSFT Option Income Strategy ETF	67.59%
YieldMax MSTR Option Income Strategy ETF	98.48%
YieldMax NFLX Option Income Strategy ETF	90.39%
YieldMax NVDA Option Income Strategy ETF	93.35%
YieldMax PLTR Option Income Strategy ETF	0.00%
YieldMax PYPL Option Income Strategy ETF	92.89%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	83.41%

Other Non-Audited Information	YieldMax ETFs

YieldMax Short NVDA Option Income Strategy ETF	81.85%
YieldMax Short TSLA Option Income Strategy ETF	74.92%
YieldMax SMCI Option Income Strategy ETF	0.00%
YieldMax SNOW Option Income Strategy ETF	79.74%
YieldMax SQ Option Income Strategy ETF	83.18%
YieldMax TSLA Option Income Strategy ETF	0.00%
YieldMax TSM Option Income Strategy ETF	93.46%
YieldMax Ultra Option Income Strategy ETF	100.00%
YieldMax Universe Fund of Option Income ETFs	0.00%
YieldMax XOM Option Income Strategy ETF	59.04%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

YieldMax ABNB Option Income Strategy ETF (meeting held July 17, 2023)
YieldMax BABA Option Income Strategy ETF (meeting held July 2, 2024)
YieldMax Gold Miners Option Income Strategy ETF (meeting held September 19, 2022)
YieldMax PLTR Option Income Strategy ETF (meeting held July 2, 2024)
YieldMax Short COIN Option Income Strategy ETF (meeting held February 13, 2024)
YieldMax Short N100 Option Income Strategy ETF (meeting held February 13, 2024)
YieldMax Short NVDA Option Income Strategy ETF (meeting held February 13, 2024)
YieldMax Short TSLA Option Income Strategy ETF (meeting held February 13, 2024)
YieldMax SMCI Option Income Strategy ETF (meeting held July 2, 2024)
YieldMax SNOW Option Income Strategy ETF (meeting held September 15, 2023)
YieldMax TSM Option Income Strategy ETF (meeting held July 2, 2024)
(the “YieldMax ETFs”, each a “Fund” and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), meetings held on the above referenced dates, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and ZEGA with respect to the YieldMax ETFs (the Sub-Advisory Agreements together with the Advisory Agreements, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on the above referenced dates. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub- advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 10, 2025

* Print the name and title of each signing officer under his or her signature.